UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Low-Priced Stock Fund

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
UnitedHealth Group, Inc.	6.2
Next PLC	3.8
Ross Stores, Inc.	3.8
Metro, Inc. Class A (sub. vtg.)	3.4
Seagate Technology LLC	3.3
Best Buy Co., Inc.	3.0
Barratt Developments PLC	2.6
AutoZone, Inc.	2.5
ANSYS, Inc.	2.4
MetLife, Inc.	2.2
33.2

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Consumer Discretionary	25.1
Information Technology	16.6
Health Care	13.1
Financials	12.4
Consumer Staples	10.5

Asset Allocation (% of fund's net assets)

As of January 31, 2020*
Stocks	95.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.1%

 * Foreign investments - 44.8%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc. (a)	301,966	$7,715
Entertainment - 0.0%
Cinemark Holdings, Inc.	124,585	3,926
Interactive Media & Services - 0.7%
Yahoo! Japan Corp.	49,248,441	195,612
Media - 1.3%
AMC Networks, Inc. Class A (a)	9,949	364
CBS Corp. Class B	1,286,038	43,892
Comcast Corp. Class A	2,571,816	111,077
Corus Entertainment, Inc. Class B (non-vtg.)	576,181	2,186
Discovery Communications, Inc.:
Class A (a)(b)	2,271,525	66,465
Class C (non-vtg.) (a)	490,896	13,632
Hyundai HCN	2,723,979	8,577
Intage Holdings, Inc. (c)	3,252,600	26,195
MSG Network, Inc. Class A (a)(b)	284,084	4,321
Nexstar Broadcasting Group, Inc. Class A	56,684	6,867
Pico Far East Holdings Ltd.	18,234,000	4,933
Proto Corp.	199,500	2,505
RKB Mainichi Broadcasting Corp.	41,900	2,298
Saga Communications, Inc. Class A	408,114	12,374
Sky Network Television Ltd.	5,751,662	2,562
Tegna, Inc.	1,663,130	28,107
TOW Co. Ltd. (c)	1,801,400	15,777
TVA Group, Inc. Class B (non-vtg.) (a)	3,040,527	4,457
WOWOW INC.	181,500	4,498
		361,087

TOTAL COMMUNICATION SERVICES		568,340

CONSUMER DISCRETIONARY - 25.1%
Auto Components - 1.1%
Adient PLC (a)	198,112	5,093
ASTI Corp. (b)(c)	178,300	3,082
DaikyoNishikawa Corp.	250,700	1,711
ElringKlinger AG (a)(b)	687,286	4,695
G-Tekt Corp.	172,100	2,471
Gentex Corp.	2,286,935	68,082
GUD Holdings Ltd.	339,205	2,698
Hi-Lex Corp.	1,344,900	21,601
INFAC Corp.	325,139	988
INZI Controls Co. Ltd.	300,000	1,163
Lear Corp.	84,826	10,449
Linamar Corp.	197,076	6,493
Motonic Corp. (c)	2,850,000	21,151
Murakami Corp. (c)	812,200	20,848
Nippon Seiki Co. Ltd.	2,596,600	38,147
Piolax, Inc. (c)	2,445,500	43,252
S&T Holdings Co. Ltd. (c)	885,108	11,039
Samsung Climate Control Co. Ltd. (c)	499,950	3,027
Sewon Precision Industries Co. Ltd. (c)(d)	500,000	3,382
SJM Co. Ltd. (c)	1,282,000	3,554
SJM Holdings Co. Ltd.	710,951	1,845
Strattec Security Corp. (c)	379,927	8,356
Sungwoo Hitech Co. Ltd.	2,518,110	7,535
TBK Co. Ltd.	910,800	3,874
Yachiyo Industry Co. Ltd.	882,000	5,551
Yutaka Giken Co. Ltd. (c)	1,207,900	24,505
		324,592
Automobiles - 0.0%
Isuzu Motors Ltd.	168,300	1,649
Kabe Husvagnar AB (B Shares)	272,542	4,119
Thor Industries, Inc. (b)	24,902	2,005
		7,773
Distributors - 0.1%
Arata Corp.	92,500	3,826
Central Automotive Products Ltd.	74,100	1,800
LKQ Corp. (a)	87,576	2,862
Nakayamafuku Co. Ltd.	522,700	2,572
PALTAC Corp.	40,300	1,886
SPK Corp.	249,400	5,924
Uni-Select, Inc.	1,281,076	11,752
		30,622
Diversified Consumer Services - 0.1%
Clip Corp. (c)	258,100	2,099
Collectors Universe, Inc.	33,040	811
Cross-Harbour Holdings Ltd.	2,383,000	3,731
Estacio Participacoes SA	365,200	4,495
Laureate Education, Inc. Class A (a)	221,033	4,606
Step Co. Ltd. (c)	1,059,700	15,688
		31,430
Hotels, Restaurants & Leisure - 0.3%
Ark Restaurants Corp.	89,544	1,953
Flanigans Enterprises, Inc.	89,643	1,900
Hiday Hidaka Corp.	1,491,240	26,981
Ibersol SGPS SA	897,429	8,540
Koshidaka Holdings Co. Ltd.	259,220	3,659
Kura Sushi, Inc.	9,900	498
Sportscene Group, Inc. Class A (c)	646,700	3,054
The Monogatari Corp.	49,100	3,943
The Restaurant Group PLC	15,641,999	26,666
Wyndham Destinations, Inc.	59,653	2,895
		80,089
Household Durables - 5.0%
Barratt Developments PLC (c)	70,000,590	742,074
Bellway PLC	3,850,923	202,643
D.R. Horton, Inc.	2,600,365	153,942
Dorel Industries, Inc. Class B (sub. vtg.)	1,875,793	7,342
Emak SpA	4,316,304	3,964
First Juken Co. Ltd. (c)	1,377,500	15,608
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,200,000	10,704
Hamilton Beach Brands Holding Co.:
Class A	171,542	2,710
Class B (a)	182,656	2,886
Helen of Troy Ltd. (a)	1,034,749	195,619
Henry Boot PLC	2,901,409	12,643
Iida Group Holdings Co. Ltd.	94,500	1,593
Lennar Corp. Class A	59,383	3,941
M/I Homes, Inc. (a)	291,755	12,951
Mohawk Industries, Inc. (a)	30,793	4,055
Q.E.P. Co., Inc. (a)	22,898	388
Sanei Architecture Planning Co. Ltd. (c)	1,191,000	16,292
Taylor Morrison Home Corp. (a)	138,866	3,594
Token Corp.	613,600	42,441
Toll Brothers, Inc.	97,184	4,311
TRI Pointe Homes, Inc. (a)	218,939	3,560
Whirlpool Corp.	19,401	2,836
		1,446,097
Internet & Direct Marketing Retail - 0.2%
Aucnet, Inc.	186,600	2,042
Belluna Co. Ltd. (c)	6,503,600	36,953
Moneysupermarket.com Group PLC	371,584	1,597
		40,592
Leisure Products - 0.0%
Fenix Outdoor AB Class B (a)(d)	32,298	0
Mars Group Holdings Corp.	447,300	8,028
Miroku Corp.	138,200	2,607
		10,635
Multiline Retail - 4.0%
Big Lots, Inc. (b)	1,434,552	38,819
Lifestyle China Group Ltd. (a)	18,722,000	5,008
Lifestyle International Holdings Ltd.	19,649,000	19,651
Next PLC (c)	11,880,007	1,081,186
		1,144,664
Specialty Retail - 13.1%
Aaron's, Inc. Class A	18,984	1,127
AT-Group Co. Ltd.	1,077,200	17,894
AutoNation, Inc. (a)	146,979	6,238
AutoZone, Inc. (a)	678,170	717,477
Bed Bath & Beyond, Inc. (b)(c)	11,234,358	160,090
Best Buy Co., Inc.	10,257,736	868,728
BMTC Group, Inc. (c)	3,483,017	26,621
Bonia Corp. Bhd	625,750	141
Buffalo Co. Ltd.	91,600	1,111
Burlington Stores, Inc. (a)	21,448	4,664
Cash Converters International Ltd. (a)	19,971,504	3,054
Delek Automotive Systems Ltd.	725,000	4,338
Foot Locker, Inc. (b)	134,321	5,100
Formosa Optical Technology Co. Ltd.	1,362,000	2,906
GameStop Corp. Class A (b)	2,043,589	7,847
Genesco, Inc. (a)	233,136	9,167
GNC Holdings, Inc. Class A (a)	880,899	1,885
Goldlion Holdings Ltd.	21,594,000	6,012
Guess?, Inc. (c)	3,948,666	84,067
Hour Glass Ltd.	8,712,000	4,904
IA Group Corp. (c)	115,840	4,220
JB Hi-Fi Ltd.	100,044	2,631
John David Group PLC	7,355,019	79,816
Jumbo SA (c)	9,863,469	200,951
K's Holdings Corp.	4,711,800	57,214
Ku Holdings Co. Ltd.	885,900	7,256
Leon's Furniture Ltd.	208,897	2,557
Mr. Bricolage SA (a)(c)	846,632	3,512
Murphy U.S.A., Inc. (a)	65,449	6,687
Nafco Co. Ltd. (c)	1,906,600	24,520
Ross Stores, Inc.	9,575,892	1,074,319
Sally Beauty Holdings, Inc. (a)	3,144,892	48,274
The Buckle, Inc. (b)(c)	4,420,845	107,913
TJX Companies, Inc.	49,759	2,938
Urban Outfitters, Inc. (a)	3,378,685	86,494
USS Co. Ltd.	4,477,000	81,256
Williams-Sonoma, Inc.	709,815	49,744
		3,773,673
Textiles, Apparel & Luxury Goods - 1.2%
Best Pacific International Holdings Ltd.	4,608,000	1,254
Capri Holdings Ltd. (a)	98,539	2,952
CRG, Inc. BHD(a)(d)	2,503,000	55
Deckers Outdoor Corp. (a)	33,300	6,357
Embry Holdings Ltd.	2,126,000	392
Ff Group (a)(c)(d)	4,292,040	5,712
Fossil Group, Inc. (a)(c)	4,070,335	27,393
Gildan Activewear, Inc.	6,461,070	179,029
Handsome Co. Ltd. (c)	1,950,000	44,369
JLM Couture, Inc. (a)(c)	157,731	410
McRae Industries, Inc. (d)	23,790	595
Steven Madden Ltd.	142,940	5,512
Sun Hing Vision Group Holdings Ltd. (c)	19,509,000	4,767
Ted Baker PLC	97,368	287
Texwinca Holdings Ltd.	48,138,000	10,180
Victory City International Holdings Ltd. (a)	14,495,108	481
Youngone Corp.	400,000	10,279
Youngone Holdings Co. Ltd. (c)	889,600	30,747
Yue Yuen Industrial (Holdings) Ltd.	2,470,500	6,869
		337,640

TOTAL CONSUMER DISCRETIONARY		7,227,807

CONSUMER STAPLES - 10.5%
Beverages - 2.0%
A.G. Barr PLC	2,631,597	21,024
Britvic PLC	6,182,415	75,557
Jinro Distillers Co. Ltd.	41,431	1,050
Monster Beverage Corp. (a)	6,602,191	439,706
Muhak Co. Ltd. (c)	2,799,256	19,162
Olvi PLC (A Shares)	98,966	4,281
Spritzer Bhd	5,120,400	2,714
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,799,936	5,574
		569,068
Food & Staples Retailing - 6.6%
Amsterdam Commodities NV	147,832	3,394
Aoki Super Co. Ltd.	99,800	2,396
Australasian Foods Holdco Pty Ltd. (a)(d)	3,481,102	0
Belc Co. Ltd. (c)	1,623,600	86,598
Casey's General Stores, Inc.	20,408	3,283
Cosmos Pharmaceutical Corp.	944,200	207,366
Create SD Holdings Co. Ltd. (c)	5,259,600	130,836
Daikokutenbussan Co. Ltd.	398,100	12,998
Dong Suh Companies, Inc.	1,025,000	13,869
Genky DrugStores Co. Ltd.	721,700	13,060
Halows Co. Ltd. (c)	1,304,200	32,617
Japan Meat Co. Ltd.	84,000	1,734
Kirindo Holdings Co. Ltd.	148,700	2,321
Kroger Co.	78,500	2,109
Kusuri No Aoki Holdings Co. Ltd.	492,700	29,666
McColl's Retail Group PLC	1,539,485	930
Metro, Inc. Class A (sub. vtg.) (c)	24,230,674	987,793
Naked Wines PLC (b)	905,373	2,511
North West Co., Inc.	109,947	2,290
Performance Food Group Co. (a)	141,860	7,347
Qol Holdings Co. Ltd.	1,822,000	23,853
Sundrug Co. Ltd.	2,980,200	100,993
Total Produce PLC	8,777,596	13,025
United Natural Foods, Inc. (a)	497,741	3,584
Valor Holdings Co. Ltd.	245,700	4,294
Walgreens Boots Alliance, Inc.	3,517,360	178,858
Walmart, Inc.	33,229	3,804
Yaoko Co. Ltd.	836,000	42,773
		1,914,302
Food Products - 1.6%
Carr's Group PLC	2,194,402	4,578
Cranswick PLC	443,238	20,907
Food Empire Holdings Ltd. (c)	38,337,400	18,067
Fresh Del Monte Produce, Inc. (c)	4,703,078	147,583
Hilton Food Group PLC	618,337	8,622
Inghams Group Ltd.	1,071,372	2,518
Ingredion, Inc.	472,140	41,548
Kaveri Seed Co. Ltd.	71,515	473
Lassonde Industries, Inc. Class A (sub. vtg.)	16,210	1,722
Mitsui Sugar Co. Ltd.	345,600	6,771
Nam Yang Dairy Products	10,500	3,576
Origin Enterprises PLC (c)	9,048,984	37,433
Pacific Andes International Holdings Ltd. (d)	106,294,500	999
Pacific Andes Resources Development Ltd. (a)(d)	207,240,893	1,671
Pickles Corp.	97,900	2,401
Rocky Mountain Chocolate Factory, Inc. (c)	459,908	3,817
S Foods, Inc.	395,300	9,506
Seaboard Corp.	36,500	140,730
Sunjin Co. Ltd. (c)	2,376,955	17,151
Thai President Foods PCL	503,888	3,163
		473,236
Personal Products - 0.2%
Grape King Bio Ltd.	1,000,000	6,282
Hengan International Group Co. Ltd.	492,500	3,587
Sarantis SA (c)	3,939,681	38,887
		48,756
Tobacco - 0.1%
Karelia Tobacco Co., Inc. (a)	1,583	509
Scandinavian Tobacco Group A/S (e)	1,703,131	22,332
		22,841

TOTAL CONSUMER STAPLES		3,028,203

ENERGY - 3.8%
Energy Equipment & Services - 0.4%
AKITA Drilling Ltd. Class A (non-vtg.)	1,448,589	1,095
Carbo Ceramics, Inc. (a)	955,105	196
Cathedral Energy Services Ltd. (a)	1,305,240	237
Diamond Offshore Drilling, Inc. (a)(b)	5,804,299	26,874
Fugro NV (Certificaten Van Aandelen) (a)(b)	100,256	1,056
Geospace Technologies Corp. (a)(c)	761,275	10,209
John Wood Group PLC	784,068	3,896
KS Energy Services Ltd. (a)	12,957,900	177
Liberty Oilfield Services, Inc. Class A	1,722,139	14,604
Oil States International, Inc. (a)	2,270,102	24,472
PHX Energy Services Corp. (a)	1,347,121	2,463
Solaris Oilfield Infrastructure, Inc. Class A	75,184	867
Tidewater, Inc. warrants 11/14/24 (a)	76,452	24
Total Energy Services, Inc.	1,996,573	8,147
Transocean Ltd. (United States) (a)(b)	5,312,105	24,223
		118,540
Oil, Gas & Consumable Fuels - 3.4%
Adams Resources & Energy, Inc.	124,806	4,413
Beach Energy Ltd.	14,909,160	26,007
Berry Petroleum Corp.	870,866	5,965
Bonanza Creek Energy, Inc. (a)	330,879	6,019
Chevron Corp.	17,399	1,864
China Petroleum & Chemical Corp.:
(H Shares)	2,468,000	1,300
sponsored ADR (H Shares)	98,521	5,165
Cimarex Energy Co.	24,848	1,091
CNX Resources Corp. (a)(b)	993,888	7,186
ConocoPhillips Co.	905,819	53,833
CONSOL Energy, Inc. (a)(b)	133,821	1,088
Contango Oil & Gas Co. (a)(b)	4,174,404	16,322
Delek U.S. Holdings, Inc.	70,773	1,943
Denbury Resources, Inc. (a)	398,696	393
Eni SpA	7,166,153	100,381
Enterprise Products Partners LP	99,538	2,565
EQT Corp.	150,000	908
Fuji Kosan Co. Ltd.	347,800	2,051
Great Eastern Shipping Co. Ltd.	4,700,000	19,980
Hankook Shell Oil Co. Ltd.	46,500	11,617
Kyungdong Invest Co. Ltd.	84,315	2,671
Marathon Oil Corp.	1,988,623	22,611
Marathon Petroleum Corp.	1,975,036	107,639
Michang Oil Industrial Co. Ltd. (c)	173,900	10,897
Murphy Oil Corp. (b)(c)	12,237,681	256,502
NACCO Industries, Inc. Class A	197,455	9,308
Oil & Natural Gas Corp. Ltd.	35,710,893	54,188
Ovintiv, Inc.	246,537	3,853
Phillips 66 Co.	16,918	1,546
QEP Resources, Inc. (b)	4,179,127	13,248
Reliance Industries Ltd.	127,600	2,510
Southwestern Energy Co. (a)(b)	20,450,123	32,107
Star Petroleum Refining PCL	9,028,200	2,442
Thai Oil PCL (For. Reg.)	492,200	813
Total SA sponsored ADR	1,823,900	88,623
Unit Corp. (a)	1,199,337	479
Whitecap Resources, Inc. (b)	448,767	1,634
Whiting Petroleum Corp. (a)(b)(c)	6,600,380	29,966
World Fuel Services Corp.	1,104,877	43,223
WPX Energy, Inc. (a)	669,150	7,996
		962,347

TOTAL ENERGY		1,080,887

FINANCIALS - 12.4%
Banks - 1.0%
ACNB Corp.	107,477	3,445
Associated Banc-Corp.	206,350	4,113
BancFirst Corp.	64,610	3,734
Bank Ireland Group PLC	11,271,060	55,001
Bank of America Corp.	85,000	2,791
Camden National Corp.	116,329	5,498
Cathay General Bancorp	645,297	23,269
Central Pacific Financial Corp.	88,915	2,466
Central Valley Community Bancorp	100,775	1,894
Codorus Valley Bancorp, Inc. (c)	687,569	14,989
Community Trust Bancorp, Inc.	62,700	2,743
Dah Sing Banking Group Ltd.	1,685,200	2,146
Dimeco, Inc.	35,663	1,587
East West Bancorp, Inc.	226,276	10,372
First Bancorp, Puerto Rico	1,761,737	16,331
First Citizens Bancshares, Inc.	8,400	4,425
First Hawaiian, Inc.	308,441	8,963
FNB Corp., Pennsylvania	199,388	2,327
Hanmi Financial Corp.	507,507	8,536
Hope Bancorp, Inc.	1,347,253	18,734
Independent Bank Corp.	108,000	2,309
KeyCorp	92,559	1,732
LCNB Corp.	80,602	1,336
Meridian Bank/Malvern, PA (a)	146,494	2,939
NIBC Holding NV (e)	245,909	2,255
OFG Bancorp	502,989	9,914
Peoples Bancorp, Inc.	47,122	1,533
PNC Financial Services Group, Inc.	21,894	3,252
Popular, Inc.	34,067	1,906
Signature Bank	13,293	1,886
Sparebank 1 Sr Bank ASA (primary capital certificate)	1,193,496	12,716
Sparebanken More (primary capital certificate)	205,121	7,203
Sparebanken Nord-Norge	2,261,697	18,983
Trico Bancshares	17,929	653
United Community Bank, Inc.	113,500	3,169
Van Lanschot NV (Bearer)	1,044,849	22,202
		287,352
Capital Markets - 1.5%
AllianceBernstein Holding LP	690,527	22,615
Banca Generali SpA	90,210	2,873
GAMCO Investors, Inc. Class A	123,055	2,037
Hamilton Lane, Inc. Class A	49,042	3,185
Lazard Ltd. Class A	1,950,755	81,854
Morgan Stanley	46,000	2,404
State Street Corp.	3,776,352	285,606
Tullett Prebon PLC	543,643	2,849
Waddell & Reed Financial, Inc. Class A (b)	2,430,387	38,838
		442,261
Consumer Finance - 2.6%
Aeon Credit Service (Asia) Co. Ltd.	12,544,000	9,714
Discover Financial Services	1,300,437	97,702
Green Dot Corp. Class A (a)	28,740	864
H&T Group PLC	529,969	2,624
Navient Corp.	1,334,091	19,184
Nicholas Financial, Inc. (a)	280,196	2,320
OneMain Holdings, Inc.	76,555	3,244
Santander Consumer U.S.A. Holdings, Inc.	9,592,697	255,358
Synchrony Financial	10,862,660	352,059
		743,069
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc.	2,445,647	58,744
Far East Horizon Ltd.	1,406,000	1,242
Ricoh Leasing Co. Ltd.	753,000	28,131
Voya Financial, Inc.	52,196	3,118
		91,235
Insurance - 6.0%
AEGON NV	43,776,200	177,289
AFLAC, Inc.	437,589	22,566
Allstate Corp.	39,551	4,688
Amerisafe, Inc.	44,645	3,055
ASR Nederland NV	547,878	20,440
Aub Group Ltd.	207,351	1,775
Chubb Ltd.	16,619	2,526
FBD Holdings PLC	142,673	1,373
First American Financial Corp.	132,963	8,241
Globe Life, Inc.	29,855	3,113
Hartford Financial Services Group, Inc.	61,297	3,634
Hiscox Ltd.	93,594	1,623
Hyundai Fire & Marine Insurance Co. Ltd.	120,804	2,208
Lincoln National Corp.	4,224,066	230,127
MetLife, Inc.	12,784,986	635,542
National Western Life Group, Inc.	127,451	33,902
NN Group NV	1,132,626	39,443
Old Republic International Corp.	65,113	1,468
Primerica, Inc.	60,055	7,120
Principal Financial Group, Inc.	68,601	3,632
Prudential Financial, Inc.	287,232	26,155
Reinsurance Group of America, Inc.	18,500	2,665
RenaissanceRe Holdings Ltd.	592,054	112,159
The Travelers Companies, Inc.	27,981	3,683
Unum Group (c)	14,564,377	388,723
		1,737,150
Mortgage Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	11,728,327	114,468
Redwood Trust, Inc.	298,923	5,270
		119,738
Thrifts & Mortgage Finance - 0.6%
ASAX Co. Ltd.	394,300	2,582
Genworth MI Canada, Inc. (f)	3,350,502	147,853
Genworth Mortgage Insurance Ltd.	5,472,051	13,336
		163,771

TOTAL FINANCIALS		3,584,576

HEALTH CARE - 13.1%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	41,000	4,075
Amgen, Inc.	2,727,171	589,205
Biogen, Inc. (a)	99,527	26,758
Cell Biotech Co. Ltd.	50,000	694
Essex Bio-Technology Ltd.	1,191,000	816
Gilead Sciences, Inc.	189,913	12,003
		633,551
Health Care Equipment & Supplies - 0.4%
Apex Biotechnology Corp.	600,000	506
Arts Optical International Holdings Ltd. (a)(c)	19,596,000	3,822
Boston Scientific Corp. (a)	120,316	5,038
Hoshiiryou Sanki Co. Ltd. (c)	278,764	10,743
Integra LifeSciences Holdings Corp. (a)	53,246	2,931
Nakanishi, Inc.	491,800	8,773
Prim SA (c)	1,413,700	18,814
ResMed, Inc.	35,515	5,646
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	920,000	1,097
St.Shine Optical Co. Ltd.	2,100,000	28,300
Techno Medica Co. Ltd.	38,300	730
Utah Medical Products, Inc. (c)	243,580	22,426
Vieworks Co. Ltd.	5,000	148
		108,974
Health Care Providers & Services - 9.3%
Anthem, Inc.	1,818,456	482,400
CVS Health Corp.	1,965,655	133,311
DVx, Inc. (c)	661,700	5,340
Hi-Clearance, Inc.	1,442,000	4,977
Humana, Inc.	9,336	3,139
Laboratory Corp. of America Holdings (a)	265,534	46,575
Medica Sur SA de CV (a)	327,228	364
MEDNAX, Inc. (a)	1,181,127	27,249
Patterson Companies, Inc.	119,306	2,626
Quest Diagnostics, Inc.	78,008	8,633
Ship Healthcare Holdings, Inc.	53,900	2,417
Tokai Corp.	337,000	8,152
Triple-S Management Corp. (b)(c)	1,774,416	31,265
United Drug PLC (United Kingdom)	1,094,722	10,849
UnitedHealth Group, Inc.	6,519,352	1,776,193
Universal Health Services, Inc. Class B	868,130	119,029
WIN-Partners Co. Ltd. (c)	2,487,300	26,136
		2,688,655
Pharmaceuticals - 1.2%
Apex Healthcare Bhd	190,400	105
Bliss Gvs Pharma Ltd. (a)	3,700,000	7,342
Bristol-Myers Squibb Co.	1,322,825	83,272
Bristol-Myers Squibb Co. rights (a)	1,057,928	3,682
Daewon Pharmaceutical Co. Ltd. (c)	1,923,725	25,305
Daewoong Co. Ltd.	350,000	3,328
Daito Pharmaceutical Co. Ltd.	107,900	3,474
Dawnrays Pharmaceutical Holdings Ltd.	35,411,000	6,512
DongKook Pharmaceutical Co. Ltd. (c)	623,700	45,359
FDC Ltd. (a)	2,816,443	9,228
Fuji Pharma Co. Ltd.	638,200	8,033
Genomma Lab Internacional SA de CV (a)	3,843,900	4,553
Jazz Pharmaceuticals PLC (a)	21,894	3,139
Korea United Pharm, Inc.	239,629	3,279
Kwang Dong Pharmaceutical Co. Ltd. (c)	3,100,000	16,523
Kyung Dong Pharmaceutical Co. Ltd.	960,000	6,397
Lee's Pharmaceutical Holdings Ltd.	7,882,500	4,238
Recordati SpA	1,570,802	67,297
Taro Pharmaceutical Industries Ltd. (a)	73,500	5,929
Vivimed Labs Ltd. (a)	600,000	104
Whanin Pharmaceutical Co. Ltd. (c)	1,750,000	21,874
		328,973

TOTAL HEALTH CARE		3,760,153

INDUSTRIALS - 7.1%
Aerospace & Defense - 0.0%
Ultra Electronics Holdings PLC	97,042	2,893
Vectrus, Inc. (a)	27,091	1,510
		4,403
Air Freight & Logistics - 0.0%
Air T Funding warrants 6/7/20 (a)	180,781	13
Air T, Inc.	64,826	1,306
Bristow Group, Inc. (a)(d)	109,164	3,970
Bristow Group, Inc. (a)(d)	77,466	2,817
		8,106
Airlines - 0.1%
Air New Zealand Ltd.	1,115,735	2,027
American Airlines Group, Inc.	374,297	10,046
JetBlue Airways Corp. (a)	335,617	6,655
		18,728
Building Products - 0.2%
American Woodmark Corp. (a)	37,979	4,164
Apogee Enterprises, Inc.	46,000	1,464
Builders FirstSource, Inc. (a)	215,264	5,337
Continental Building Products, Inc. (a)	103,889	3,843
Gibraltar Industries, Inc. (a)	80,471	4,387
Jeld-Wen Holding, Inc. (a)	631,297	15,075
Kondotec, Inc. (c)	1,621,600	16,645
Owens Corning	45,977	2,781
		53,696
Commercial Services & Supplies - 0.6%
Acme United Corp.	17,899	428
Aeon Delight Co. Ltd.	97,000	3,328
AJIS Co. Ltd. (c)	878,200	24,721
Asia File Corp. Bhd	4,480,000	2,235
Calian Technologies Ltd. (c)	614,945	19,888
Civeo Corp. (a)(c)	11,623,647	15,576
Fursys, Inc. (c)	950,000	22,473
Knoll, Inc.	100,280	2,483
Lion Rock Group Ltd.	18,911,640	2,817
Mears Group PLC	823,584	3,317
Mitie Group PLC	12,635,492	22,175
NICE Total Cash Management Co., Ltd.	1,025,000	6,407
VICOM Ltd.	1,492,300	8,333
VSE Corp. (c)	853,780	26,561
		160,742
Construction & Engineering - 1.0%
AECOM (a)	2,406,541	116,067
Arcadis NV	1,492,509	34,032
Argan, Inc.	9,949	419
Boustead Projs. Pte Ltd.	1,967,587	1,366
Boustead Singapore Ltd.	3,958,000	2,176
Daiichi Kensetsu Corp. (c)	1,700,400	28,106
EMCOR Group, Inc.	107,886	8,865
Geumhwa PSC Co. Ltd. (c)	360,000	8,300
Granite Construction, Inc.	504,856	13,697
Kyeryong Construction Industrial Co. Ltd. (c)	675,000	10,033
Meisei Industrial Co. Ltd.	1,086,400	8,534
Mirait Holdings Corp.	393,800	5,881
Nippon Rietec Co. Ltd.	1,149,800	13,714
Raiznext Corp.	1,155,700	13,407
Severfield PLC	2,716,971	3,085
Shinnihon Corp.	1,548,800	12,893
United Integrated Services Co.	400,800	2,454
Valmont Industries, Inc.	18,785	2,669
		285,698
Electrical Equipment - 0.4%
Acuity Brands, Inc.	10,748	1,267
Aichi Electric Co. Ltd.	320,000	8,297
Aros Quality Group AB	713,366	15,858
AZZ, Inc.	521,215	21,505
Bharat Heavy Electricals Ltd.	1,000,290	596
Chiyoda Integre Co. Ltd.	324,000	6,051
Eaton Corp. PLC	41,997	3,967
Generac Holdings, Inc. (a)	50,333	5,214
Hammond Power Solutions, Inc. Class A	444,859	2,447
I-Sheng Electric Wire & Cable Co. Ltd. (c)	12,200,000	17,943
Korea Electric Terminal Co. Ltd. (c)	700,401	22,225
Regal Beloit Corp.	26,870	2,108
Sensata Technologies, Inc. PLC (a)	185,813	8,783
Servotronics, Inc.	112,806	1,179
TKH Group NV (depositary receipt)	197,237	10,465
		127,905
Industrial Conglomerates - 0.8%
DCC PLC (United Kingdom)	1,965,458	159,149
General Electric Co.	2,105,106	26,209
Lifco AB	443,652	26,199
Mytilineos SA	825,680	8,498
Reunert Ltd.	1,672,033	6,839
		226,894
Machinery - 1.7%
Aalberts Industries NV (c)	6,537,820	286,550
Allison Transmission Holdings, Inc.	261,103	11,541
ASL Marine Holdings Ltd. (a)(c)(d)	44,448,613	1,140
Cummins, Inc.	37,459	5,992
Daiwa Industries Ltd.	191,700	2,020
Foremost Income Fund (a)	2,141,103	8,737
Haitian International Holdings Ltd.	9,334,000	20,180
Hurco Companies, Inc.	62,500	1,956
Hyster-Yale Materials Handling:
Class A (c)	213,884	11,548
Class B (a)(c)	310,000	16,737
Ihara Science Corp. (c)	967,400	13,788
ITT, Inc.	66,796	4,481
Kyowakogyosyo Co. Ltd.	42,500	1,544
Luxfer Holdings PLC sponsored	175,168	2,794
Maruzen Co. Ltd. (c)	1,563,100	30,352
Mincon Group PLC	2,123,892	2,356
Nadex Co. Ltd. (c)	782,500	6,506
Nitchitsu Co. Ltd.	54,800	789
Oshkosh Corp.	19,288	1,660
Rexnord Corp.	109,753	3,583
Semperit AG Holding (a)	375,114	5,084
SIMPAC, Inc.	1,483,000	3,154
Takamatsu Machinery Co. Ltd.	317,800	2,455
Tocalo Co. Ltd.	3,015,100	30,035
Trinity Industrial Corp.	832,800	7,094
		482,076
Marine - 0.0%
SITC International Holdings Co. Ltd.	4,710,000	5,548
Tokyo Kisen Co. Ltd. (c)	816,000	5,660
		11,208
Professional Services - 0.2%
Asiakastieto Group Oyj (e)	81,246	3,082
McMillan Shakespeare Ltd.	1,591,953	13,614
Nielsen Holdings PLC	895,337	18,265
Persol Holdings Co., Ltd.	122,800	2,195
Robert Half International, Inc.	44,400	2,583
SHL-JAPAN Ltd.	100,100	1,887
Sporton International, Inc.	100,088	653
Synergie SA	125,512	3,988
		46,267
Road & Rail - 0.8%
Alps Logistics Co. Ltd. (c)	2,809,800	20,876
Chilled & Frozen Logistics Holdings Co. Ltd.	1,080,600	12,732
Daqin Railway Co. Ltd. (A Shares)	32,250,000	35,522
Hamakyorex Co. Ltd. (c)	1,233,100	37,086
Higashi Twenty One Co. Ltd.	246,000	1,221
Knight-Swift Transportation Holdings, Inc. Class A	203,378	7,541
Norfolk Southern Corp.	57,419	11,955
Sakai Moving Service Co. Ltd. (c)	1,063,900	59,262
Trancom Co. Ltd. (c)	841,300	59,731
		245,926
Trading Companies & Distributors - 1.2%
AddTech AB (B Shares)	1,015,463	31,170
AerCap Holdings NV (a)	228,327	12,926
Alconix Corp. (c)	2,085,600	25,441
Chori Co. Ltd.	423,500	8,305
GMS, Inc. (a)	111,958	2,992
Goodfellow, Inc. (c)	711,250	2,741
HD Supply Holdings, Inc. (a)	554,777	22,602
HERIGE	59,994	1,916
Houston Wire & Cable Co. (a)	99,321	395
Itochu Corp.	4,089,800	95,542
Lumax International Corp. Ltd.	2,323,900	5,767
Meiwa Corp.	1,689,700	9,171
Mitani Shoji Co. Ltd.	723,200	40,309
MRC Global, Inc. (a)	1,064,437	11,986
Otec Corp.	122,500	2,706
Parker Corp. (c)	2,183,700	11,515
Richelieu Hardware Ltd.	778,946	17,193
Senshu Electric Co. Ltd. (c)	880,300	24,221
Strongco Corp. (a)(c)	835,716	1,964
Tanaka Co. Ltd.	36,300	240
TECHNO ASSOCIE Co. Ltd.	250,800	2,354
Totech Corp. (c)	886,900	21,920
WESCO International, Inc. (a)	42,249	2,045
		355,421
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	8,888,000	4,970
Isewan Terminal Service Co. Ltd.	1,271,400	10,016
Meiko Transportation Co. Ltd.	815,900	9,048
Qingdao Port International Co. Ltd. (H Shares) (e)	11,521,000	7,473
Winas Ltd. (c)	20,065,200	323
		31,830

TOTAL INDUSTRIALS		2,058,900

INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	10,738	1,311
Electronic Equipment & Components - 5.0%
A&D Co. Ltd.	591,200	4,896
Amphenol Corp. Class A	72,081	7,170
CDW Corp.	111,093	14,492
Daido Signal Co. Ltd.	97,700	544
Dynapack International Technology Corp.	3,200,000	6,950
Elec & Eltek International Co. Ltd.	1,094,200	1,815
Elematec Corp. (c)	2,322,900	26,100
ePlus, Inc. (a)	94,786	7,556
Excel Co. Ltd. (c)	695,850	10,188
Fabrinet (a)	36,500	2,301
Hi-P International Ltd.	11,736,900	10,944
Hon Hai Precision Industry Co. Ltd. (Foxconn)	145,980,912	394,741
IDIS Holdings Co. Ltd. (c)	800,000	7,772
Image Sensing Systems, Inc. (a)	63,415	339
Insight Enterprises, Inc. (a)	401,600	26,453
INTOPS Co. Ltd. (c)	1,700,000	15,543
Jabil, Inc.	100,000	3,889
Keysight Technologies, Inc. (a)	522,100	48,550
Kingboard Chemical Holdings Ltd. (c)	74,809,000	196,855
Kingboard Laminates Holdings Ltd.	3,663,500	3,743
Muramoto Electronic Thailand PCL (For. Reg.) (c)	1,197,850	6,717
Nippo Ltd. (a)(c)	724,600	3,726
PAX Global Technology Ltd.	4,008,000	1,857
Pinnacle Technology Holdings Ltd. (c)	7,217,333	6,804
Redington India Ltd.	13,947,410	22,393
ScanSource, Inc. (a)(c)	1,382,401	48,232
Shibaura Electronics Co. Ltd. (c)	616,100	16,149
Sigmatron International, Inc. (a)	167,913	672
Simplo Technology Co. Ltd.	6,000,000	62,593
SYNNEX Corp. (c)	2,675,361	368,558
Tomen Devices Corp. (c)	529,500	19,005
Tripod Technology Corp.	1,169,000	4,266
TTM Technologies, Inc. (a)	554,413	7,978
UKC Holdings Corp.	895,400	15,133
VST Holdings Ltd. (c)	116,412,200	56,042
Wayside Technology Group, Inc. (c)	352,495	5,658
Wireless Telecom Group, Inc. (a)	245,868	322
		1,436,946
IT Services - 4.1%
ALTEN	547,128	67,718
Amdocs Ltd.	5,196,586	373,894
Argo Graphics, Inc.	774,300	24,351
CACI International, Inc. Class A (a)	53,379	14,276
Computer Services, Inc.	508,255	25,433
CSE Global Ltd. (c)	40,012,400	14,887
Data#3 Ltd.	2,758,797	8,271
Dimerco Data System Corp.	510,000	758
E-Credible Co. Ltd.	129,349	1,998
eClerx Services Ltd.	1,609,270	14,168
EOH Holdings Ltd. (a)	6,287,495	3,435
Estore Corp.	168,500	1,613
ExlService Holdings, Inc. (a)	104,816	7,663
Fiserv, Inc. (a)	67,961	8,061
Gabia, Inc. (c)	975,000	7,316
Global Payments, Inc.	72,411	14,153
Indra Sistemas SA (a)(c)	12,265,000	140,922
Know IT AB (c)	1,369,337	27,993
Leidos Holdings, Inc.	175,506	17,633
Maximus, Inc.	202,846	14,554
Net 1 UEPS Technologies, Inc. (a)	398,341	1,669
NIC, Inc.	214,094	4,224
Nice Information & Telecom, Inc.	125,020	2,966
Perspecta, Inc.	112,400	3,155
Science Applications International Corp.	211,708	18,582
Societe Pour L'Informatique Industrielle SA (c)	1,630,126	48,632
Softcreate Co. Ltd.	592,200	9,575
The Western Union Co.	11,295,438	303,847
TravelSky Technology Ltd. (H Shares)	988,000	2,138
WNS Holdings Ltd. sponsored ADR (a)	72,166	5,150
		1,189,035
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Energy Industries, Inc. (a)	105,400	7,372
Axell Corp. (a)	174,700	1,317
Boe Varitronix Ltd.	4,776,000	1,390
Brooks Automation, Inc.	19,911	758
Cabot Microelectronics Corp.	62,694	9,123
Entegris, Inc.	244,233	12,642
Leeno Industrial, Inc.	575,000	38,769
Melexis NV (b)	750,000	53,567
Miraial Co. Ltd.	147,400	1,691
MKS Instruments, Inc.	58,119	6,092
ON Semiconductor Corp. (a)	311,351	7,208
Phison Electronics Corp.	100,000	1,037
Powertech Technology, Inc.	10,000,000	35,235
Renesas Electronics Corp. (a)	486,400	3,060
Semtech Corp. (a)	58,143	2,802
Trio-Tech International (a)(c)	220,933	1,012
United Microelectronics Corp.	2,839,000	1,378
		184,453
Software - 2.8%
AdaptIT Holdings Ltd. (a)	2,473,297	569
Altair Engineering, Inc. Class A (a)(b)	220,131	8,134
ANSYS, Inc. (a)	2,500,621	685,995
Aspen Technology, Inc. (a)	31,317	3,726
Ebix, Inc. (b)	1,144,920	39,420
ICT Automatisering NV (c)	482,267	6,285
InfoVine Co. Ltd. (c)	175,000	2,921
KSK Co., Ltd. (c)	522,900	8,693
LivePerson, Inc. (a)	201,704	8,272
NetGem SA	835,978	918
Nucleus Software Exports Ltd. (a)	600,000	2,504
Pegasystems, Inc.	79,967	6,894
Pro-Ship, Inc.	496,800	6,361
RealPage, Inc. (a)	123,867	7,228
Vitec Software Group AB	473,311	10,423
Zensar Technologies Ltd.	3,500,000	8,361
		806,704
Technology Hardware, Storage & Peripherals - 4.0%
Compal Electronics, Inc.	61,000,000	36,530
HP, Inc.	5,908,466	125,968
Seagate Technology LLC (c)	16,791,933	956,972
Super Micro Computer, Inc. (a)	1,291,717	36,116
		1,155,586

TOTAL INFORMATION TECHNOLOGY		4,774,035

MATERIALS - 3.5%
Chemicals - 2.2%
Axalta Coating Systems Ltd. (a)	437,156	12,594
C. Uyemura & Co. Ltd.	377,600	26,318
Chase Corp. (c)	524,675	48,254
Core Molding Technologies, Inc. (a)(c)	692,439	2,188
Deepak Fertilisers and Petrochemicals Corp. Ltd.	1,150,000	1,778
DowDuPont, Inc.	52,764	2,700
EcoGreen International Group Ltd. (c)	49,302,080	8,853
FMC Corp.	1,150,702	109,996
Fujikura Kasei Co., Ltd. (c)	2,666,900	13,144
Fuso Chemical Co. Ltd.	566,300	15,929
Gujarat Narmada Valley Fertilizers Co.	4,800,000	12,995
Gujarat State Fertilizers & Chemicals Ltd. (c)	28,500,000	33,690
Honshu Chemical Industry Co. Ltd. (c)	750,300	8,243
Huntsman Corp.	183,222	3,767
Innospec, Inc.	595,796	60,015
JSR Corp.	257,800	4,592
KPC Holdings Corp.	55,171	2,331
KPX Chemical Co. Ltd.	163,083	7,306
Livent Corp. (a)(b)	1,097,764	10,330
Miwon Chemicals Co. Ltd.	55,095	2,038
Miwon Commercial Co. Ltd.	89,782	4,391
Muto Seiko Co. Ltd.	234,400	1,473
Nihon Parkerizing Co. Ltd.	302,800	3,140
Nippon Soda Co. Ltd.	309,800	8,337
SK Kaken Co. Ltd.	53,600	23,353
Soken Chemical & Engineer Co. Ltd. (c)	656,000	7,837
T&K Toka Co. Ltd. (c)	1,323,500	11,917
Thai Carbon Black PCL (For. Reg.) (a)	11,285,100	15,021
Thai Rayon PCL:
(For. Reg.)	2,675,000	2,258
NVDR	84,100	71
The Chemours Co. LLC	247,444	3,432
The Mosaic Co.	3,180,219	63,096
Westlake Chemical Corp.	45,985	2,814
Yara International ASA	3,004,715	109,566
Yip's Chemical Holdings Ltd.	25,270,000	7,961
		651,728
Construction Materials - 0.2%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	660,978	3,486
Mitani Sekisan Co. Ltd. (c)	1,465,900	51,860
RHI Magnesita NV	43,160	1,820
		57,166
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	5,411,000	1,286
Chuoh Pack Industry Co. Ltd. (c)	415,000	4,795
Kohsoku Corp. (c)	1,709,100	18,948
Mayr-Melnhof Karton AG	17,034	2,343
Packaging Corp. of America	4,946	474
Samhwa Crown & Closure Co. Ltd.	50,000	1,838
Silgan Holdings, Inc.	243,122	7,503
The Pack Corp. (c)	1,535,200	54,047
		91,234
Metals & Mining - 0.7%
Chubu Steel Plate Co. Ltd.	407,500	2,636
Cleveland-Cliffs, Inc. (b)	12,686,424	89,059
Compania de Minas Buenaventura SA sponsored ADR	2,219,474	28,698
Granges AB	257,982	2,388
Hill & Smith Holdings PLC	786,518	14,758
Orvana Minerals Corp. (a)	695,757	129
Perenti Global Ltd.	10,725,897	10,873
Steel Dynamics, Inc.	53,444	1,597
Tohoku Steel Co. Ltd. (c)	615,500	8,409
Tokyo Tekko Co. Ltd. (c)	749,700	10,367
Warrior Metropolitan Coal, Inc.	1,135,578	21,417
Webco Industries, Inc. (a)(d)	7,471	919
		191,250
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	183,314	5,624
Schweitzer-Mauduit International, Inc.	84,000	2,943
Stella-Jones, Inc.	507,429	14,363
Western Forest Products, Inc.	1,916,557	1,550
		24,480

TOTAL MATERIALS		1,015,858

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Colony Capital, Inc.	1,879,717	8,778
CoreCivic, Inc.	1,284,072	20,481
CubeSmart	115,870	3,670
National Health Investors, Inc.	21,197	1,789
NSI NV	8,324	454
Public Storage	6,928	1,550
Store Capital Corp.	144,131	5,657
VEREIT, Inc.	248,555	2,426
		44,805
Real Estate Management & Development - 0.1%
Anabuki Kosan, Inc.	84,900	1,323
Century21 Real Estate Japan Ltd.	123,200	1,430
IMMOFINANZ Immobilien Anlagen AG	87,158	2,421
LSL Property Services PLC	1,422,272	5,728
Relo Group, Inc.	522,300	13,947
Selvaag Bolig ASA (b)	928,800	5,332
Servcorp Ltd.	829,256	2,422
Sino Land Ltd.	1,743,954	2,377
Tejon Ranch Co. (a)	424,989	6,842
Wing Tai Holdings Ltd.	1,696,000	2,481
		44,303

TOTAL REAL ESTATE		89,108

UTILITIES - 1.4%
Electric Utilities - 1.1%
Exelon Corp.	246,186	11,716
PPL Corp.	8,259,885	298,925
		310,641
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	50,971	1,470
China Resource Gas Group Ltd.	552,000	2,909
Hokuriku Gas Co.	150,100	4,192
K&O Energy Group, Inc.	319,600	4,679
Keiyo Gas Co. Ltd.	117,100	3,271
KyungDong City Gas Co. Ltd.	260,078	4,016
Star Gas Partners LP	195,556	1,815
		22,352
Independent Power and Renewable Electricity Producers - 0.2%
Mega First Corp. Bhd (c)	30,500,045	38,638
Mega First Corp. Bhd warrants 4/8/20 (a)	3,800,000	2,655
NRG Energy, Inc.	66,500	2,453
Vistra Energy Corp.	119,500	2,691
		46,437
Multi-Utilities - 0.0%
CMS Energy Corp.	243,566	16,687
Water Utilities - 0.0%
Manila Water Co., Inc.	5,527,200	1,317

TOTAL UTILITIES		397,434

TOTAL COMMON STOCKS
(Cost $13,419,517)		27,585,301

Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	536
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	3,423	85
Bristow Group, Inc. 10.00% (a)(d)	13,422	488
		573
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	160,987	3,658

TOTAL INDUSTRIALS		4,231

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,416,388	19,918
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $15,218)		24,685
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22 (d)(g)	9,933	0
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27 (e)	4,528	3,509
TOTAL NONCONVERTIBLE BONDS
(Cost $9,250)		3,509
	Shares	Value (000s)

Money Market Funds - 5.6%
Fidelity Cash Central Fund 1.58% (h)	1,090,935,708	1,091,154
Fidelity Securities Lending Cash Central Fund 1.59% (h)(i)	523,315,144	523,367
TOTAL MONEY MARKET FUNDS
(Cost $1,614,358)		1,614,521
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $15,058,343)		29,228,016
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(443,155)
NET ASSETS - 100%		$28,784,861

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,651,000 or 0.1% of net assets.

 (f) A portion of the security sold on a delayed delivery basis.

 (g) Non-income producing - Security is in default.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$13,190
Fidelity Securities Lending Cash Central Fund	4,421
Total	$17,611

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aalberts Industries NV	$265,799	$--	$2,056	$--	$1,583	$21,224	$286,550
Abbey PLC	27,245	--	35,820	208	30,188	(21,613)	--
AJIS Co. Ltd.	28,053	--	189	--	139	(3,282)	24,721
Alconix Corp.	25,239	--	195	346	101	296	25,441
Alps Logistics Co. Ltd.	19,486	--	152	222	75	1,467	20,876
Arts Optical International Holdings Ltd.	4,468	--	99	--	(97)	(450)	3,822
ASL Marine Holdings Ltd.	1,522	--	8	--	(19)	(355)	1,140
ASTI Corp.	2,944	--	24	--	11	151	3,082
Barratt Developments PLC	557,092	--	9,786	32,470	6,016	188,752	742,074
Bed Bath & Beyond, Inc.	111,107	--	2,704	3,856	(1,869)	53,556	160,090
Belc Co. Ltd.	76,070	--	602	455	503	10,627	86,598
Belluna Co. Ltd.	42,634	--	309	411	188	(5,560)	36,953
BMTC Group, Inc.	28,923	--	367	318	349	(2,284)	26,621
Calian Technologies Ltd.	15,779	--	125	222	94	4,140	19,888
Chase Corp.	61,160	--	6,834	432	6,354	(12,426)	48,254
Chuoh Pack Industry Co. Ltd.	4,611	--	36	66	17	203	4,795
Civeo Corp.	19,319	--	116	--	(122)	(3,505)	15,576
Clip Corp.	1,903	--	63	--	(16)	275	2,099
Codorus Valley Bancorp, Inc.	15,373	59	113	215	85	(415)	14,989
Contango Oil & Gas Co.	3,426	1,648	96	--	62	11,282	--
Core Molding Technologies, Inc.	4,638	--	20	--	8	(2,438)	2,188
Create SD Holdings Co. Ltd.	119,508	--	952	778	724	11,556	130,836
CSE Global Ltd.	13,482	--	112	363	35	1,482	14,887
Daewon Pharmaceutical Co. Ltd.	23,694	--	--	359	--	1,611	25,305
Daiichi Kensetsu Corp.	27,897	--	197	--	121	285	28,106
DongKook Pharmaceutical Co. Ltd.	34,908	--	--	233	--	10,451	45,359
DVx, Inc.	5,048	--	223	--	87	428	5,340
EcoGreen International Group Ltd.	9,478	--	66	108	7	(566)	8,853
Elematec Corp.	22,045	--	175	312	100	4,130	26,100
Excel Co. Ltd.	10,324	--	477	99	(109)	450	10,188
Ff Group	5,743	--	41	--	(286)	296	5,712
First Juken Co. Ltd.	16,033	--	120	237	56	(361)	15,608
Food Empire Holdings Ltd.	14,526	--	124	--	72	3,593	18,067
Fossil Group, Inc.	45,264	--	255	--	186	(17,802)	27,393
Fresh Del Monte Produce, Inc.	144,615	--	2,100	666	548	4,520	147,583
Fuji Kosan Co. Ltd.	5,162	--	1,917	--	1	(1,195)	--
Fujikura Kasei Co., Ltd.	14,692	--	103	169	14	(1,459)	13,144
Fursys, Inc.	24,260	--	--	683	--	(1,787)	22,473
Gabia, Inc.	6,838	--	--	21	--	478	7,316
Geospace Technologies Corp.	13,221	--	1,160	--	(1,119)	(733)	10,209
Geumhwa PSC Co. Ltd.	9,558	--	--	337	--	(1,258)	8,300
Goodfellow, Inc.	2,877	--	20	46	6	(122)	2,741
Guess?, Inc.	72,686	--	6,349	931	(3,838)	21,568	84,067
Gujarat State Fertilizers & Chemicals Ltd.	33,181	--	--	874	--	509	33,690
Halows Co. Ltd.	27,291	--	227	146	167	5,386	32,617
Hamakyorex Co. Ltd.	44,528	--	300	341	178	(7,320)	37,086
Handsome Co. Ltd.	60,853	--	--	561	--	(16,484)	44,369
Honshu Chemical Industry Co. Ltd.	8,219	--	62	71	38	48	8,243
Hoshiiryou Sanki Co. Ltd.	9,794	--	75	55	37	987	10,743
Hwacheon Machine Tool Co. Ltd.	7,900	--	7,521	--	1,607	(1,986)	--
Hyster-Yale Materials Handling Class A	13,942	--	648	137	91	(1,837)	11,548
Hyster-Yale Materials Handling Class B	19,170	--	--	197	--	(2,433)	16,737
I-Sheng Electric Wire & Cable Co. Ltd.	16,575	--	393	--	(142)	1,903	17,943
IA Group Corp.	3,881	--	28	55	5	362	4,220
ICT Automatisering NV	7,529	--	47	--	26	(1,223)	6,285
IDIS Holdings Co. Ltd.	7,730	--	--	115	--	42	7,772
Ihara Science Corp.	11,403	--	93	--	59	2,419	13,788
Indra Sistemas SA	106,266	--	950	--	(525)	36,131	140,922
InfoVine Co. Ltd.	3,003	--	--	120	--	(82)	2,921
Intage Holdings, Inc.	27,857	--	203	--	123	(1,582)	26,195
INTOPS Co. Ltd.	21,209	--	--	179	--	(5,666)	15,543
JLM Couture, Inc.	1,144	--	4	--	(2)	(728)	410
Jumbo SA	194,124	--	1,429	5,030	1,140	7,116	200,951
Kingboard Chemical Holdings Ltd.	185,508	--	1,595	2,688	1,313	11,629	196,855
Know IT AB	27,240	--	211	--	132	832	27,993
Kohsoku Corp.	19,797	--	146	203	81	(784)	18,948
Kondotec, Inc.	13,903	--	118	186	97	2,763	16,645
Korea Electric Terminal Co. Ltd.	39,666	--	377	219	70	(17,134)	22,225
KSK Co., Ltd.	9,160	--	67	--	47	(447)	8,693
Kwang Dong Pharmaceutical Co. Ltd.	17,632	--	--	178	--	(1,109)	16,523
Kyeryong Construction Industrial Co. Ltd.	14,437	--	--	290	--	(4,404)	10,033
Maruzen Co. Ltd.	30,393	--	222	175	176	5	30,352
Mega First Corp. Bhd	29,374	--	1,348	--	466	10,146	38,638
Metro, Inc. Class A (sub. vtg.)	955,721	--	8,502	6,281	7,936	32,638	987,793
Michang Oil Industrial Co. Ltd.	11,337	--	--	200	--	(440)	10,897
Mitani Sekisan Co. Ltd.	40,529	--	343	156	290	11,384	51,860
Motonic Corp.	22,792	--	--	615	--	(1,641)	21,151
Mr. Bricolage SA	3,257	--	20	--	(55)	330	3,512
Muhak Co. Ltd.	24,675	--	--	705	--	(5,513)	19,162
Murakami Corp.	17,807	--	146	154	118	3,069	20,848
Muramoto Electronic Thailand PCL (For. Reg.)	7,007	--	111	--	(15)	(164)	6,717
Murphy Oil Corp.	256,063	32,016	2,201	5,735	760	(30,136)	256,502
Nadex Co. Ltd.	6,340	--	48	61	26	188	6,506
Nafco Co. Ltd.	24,981	--	185	286	46	(322)	24,520
Next PLC	887,471	--	13,364	9,064	9,675	197,404	1,081,186
Nippo Ltd.	3,334	--	28	--	11	409	3,726
Origin Enterprises PLC	49,896	--	307	1,818	(75)	(12,081)	37,433
Parker Corp.	10,008	--	77	112	52	1,532	11,515
Pinnacle Technology Holdings Ltd.	8,195	--	54	124	12	(1,349)	6,804
Piolax, Inc.	44,402	--	335	434	300	(1,115)	43,252
Prim SA	17,498	--	130	170	38	1,408	18,814
Rocky Mountain Chocolate Factory, Inc.	3,980	184	30	108	3	(320)	3,817
S&T Holdings Co. Ltd.	11,296	--	--	318	--	(257)	11,039
Sakai Moving Service Co. Ltd.	64,032	--	485	126	415	(4,700)	59,262
Samsung Climate Control Co. Ltd.	4,098	--	--	29	--	(1,071)	3,027
Sanei Architecture Planning Co. Ltd.	16,795	--	128	229	70	(445)	16,292
Sarantis SA	38,088	--	267	--	194	872	38,887
ScanSource, Inc.	47,275	--	352	--	267	1,042	48,232
Seagate Technology LLC	830,868	--	66,494	22,758	50,875	141,723	956,972
Senshu Electric Co. Ltd.	22,080	--	191	256	127	2,205	24,221
Sewon Precision Industries Co. Ltd.	3,405	--	--	--	--	(23)	3,382
Shibaura Electronics Co. Ltd.	16,857	--	129	--	99	(678)	16,149
SJM Co. Ltd.	3,338	--	--	92	--	216	3,554
SJM Holdings Co. Ltd.	2,363	--	491	79	(138)	111	--
Societe Pour L'Informatique Industrielle SA	50,896	--	373	305	312	(2,203)	48,632
Soken Chemical & Engineer Co. Ltd.	9,895	--	63	--	9	(2,004)	7,837
Southwestern Energy Co.	110,107	363	50,110	--	(97,112)	68,859	--
Sportscene Group, Inc. Class A	2,738	--	47	126	39	324	3,054
Step Co. Ltd.	15,022	--	111	159	78	699	15,688
Strattec Security Corp.	7,581	364	59	104	5	465	8,356
Strongco Corp.	989	--	8	--	(10)	993	1,964
Sun Hing Vision Group Holdings Ltd.	7,237	--	41	288	(9)	(2,420)	4,767
Sunjin Co. Ltd.	20,333	--	--	85	--	(3,182)	17,151
SYNNEX Corp.	267,538	--	5,130	2,094	2,929	103,221	368,558
T&K Toka Co. Ltd.	11,924	--	89	178	43	39	11,917
The Buckle, Inc.	91,206	--	1,545	7,970	(324)	18,576	107,913
The Pack Corp.	46,911	--	397	298	233	7,300	54,047
Tohoku Steel Co. Ltd.	8,241	--	61	63	36	193	8,409
Tokyo Kisen Co. Ltd.	5,462	--	42	--	26	214	5,660
Tokyo Tekko Co. Ltd.	9,670	--	76	59	(10)	783	10,367
Tomen Devices Corp.	11,363	--	107	--	17	7,732	19,005
Totech Corp.	19,551	--	148	119	122	2,395	21,920
TOW Co. Ltd.	13,043	--	104	231	68	2,770	15,777
Trancom Co. Ltd.	49,084	--	443	346	435	10,655	59,731
Trio-Tech International	743	--	6	--	(2)	277	1,012
Triple-S Management Corp.	40,938	1,533	241	--	66	(11,031)	31,265
Unit Corp.	34,695	--	12,915	--	(102,600)	81,299	--
Unum Group	475,667	--	9,077	8,358	387	(78,254)	388,723
Utah Medical Products, Inc.	23,814	--	1,749	140	1,600	(1,239)	22,426
VSE Corp.	25,766	--	230	154	152	873	26,561
VST Holdings Ltd.	64,133	--	433	--	274	(7,932)	56,042
Wayside Technology Group, Inc.	3,785	265	39	118	9	1,638	5,658
Whanin Pharmaceutical Co. Ltd.	24,055	--	--	378	--	(2,181)	21,874
Whiting Petroleum Corp.	81,030	18,163	331	--	(56)	(68,840)	29,966
WIN-Partners Co. Ltd.	27,729	--	230	--	177	(1,540)	26,136
Winas Ltd.	602	--	3	--	(12)	(264)	323
Youngone Holdings Co. Ltd.	39,347	--	--	512	--	(8,600)	30,747
Yutaka Giken Co. Ltd.	19,348	--	164	344	93	5,228	24,505
	$8,047,590	$54,595	$268,959	$128,722	$(76,555)	$751,388	$8,455,255

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$568,340	$305,383	$262,957	$--
Consumer Discretionary	7,227,807	6,442,381	775,682	9,744
Consumer Staples	3,028,739	2,218,164	807,905	2,670
Energy	1,080,887	845,853	235,034	--
Financials	3,584,576	3,346,153	238,423	--
Health Care	3,760,153	3,496,401	263,752	--
Industrials	2,063,131	1,141,792	912,924	8,415
Information Technology	4,774,035	3,648,775	1,125,260	--
Materials	1,035,776	646,822	388,035	919
Real Estate	89,108	65,128	23,980	--
Utilities	397,434	334,287	63,147	--
Corporate Bonds	3,509	--	3,509	--
Money Market Funds	1,614,521	1,614,521	--	--
Total Investments in Securities:	$29,228,016	$24,105,660	$5,100,608	$21,748

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	55.2%
Japan	9.9%
United Kingdom	8.3%
Canada	5.1%
Ireland	4.2%
Netherlands	2.2%
Taiwan	2.0%
Korea (South)	2.0%
Cayman Islands	1.6%
Bermuda	1.6%
Bailiwick of Guernsey	1.3%
Others (Individually Less Than 1%)	6.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2020
Assets
Investment in securities, at value (including securities loaned of $493,027) — See accompanying schedule: Unaffiliated issuers (cost $9,436,604)	$19,158,240
Fidelity Central Funds (cost $1,614,358)	1,614,521
Other affiliated issuers (cost $4,007,381)	8,455,255
Total Investment in Securities (cost $15,058,343)		$29,228,016
Foreign currency held at value (cost $729)		732
Receivable for investments sold
Regular delivery		89,122
Delayed delivery		3,476
Receivable for fund shares sold		11,737
Dividends receivable		33,937
Interest receivable		202
Distributions receivable from Fidelity Central Funds		1,832
Prepaid expenses		34
Other receivables		3,104
Total assets		29,372,192
Liabilities
Payable to custodian bank	$12
Payable for investments purchased	4,608
Payable for fund shares redeemed	37,024
Accrued management fee	17,050
Other affiliated payables	2,924
Other payables and accrued expenses	2,384
Collateral on securities loaned	523,329
Total liabilities		587,331
Net Assets		$28,784,861
Net Assets consist of:
Paid in capital		$14,649,444
Total accumulated earnings (loss)		14,135,417
Net Assets		$28,784,861
Net Asset Value and Maximum Offering Price
Low-Priced Stock:
Net Asset Value, offering price and redemption price per share ($23,625,703 ÷ 493,591 shares)		$47.86
Class K:
Net Asset Value, offering price and redemption price per share ($5,159,158 ÷ 107,907 shares)		$47.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2020
Investment Income
Dividends (including $128,722 earned from other affiliated issuers)		$338,833
Interest		(523)
Income from Fidelity Central Funds (including $4,421 from security lending)		17,611
Total income		355,921
Expenses
Management fee
Basic fee	$85,222
Performance adjustment	1,699
Transfer agent fees	16,554
Accounting fees	990
Custodian fees and expenses	625
Independent trustees' fees and expenses	92
Registration fees	77
Audit	77
Legal	43
Miscellaneous	78
Total expenses before reductions	105,457
Expense reductions	(335)
Total expenses after reductions		105,122
Net investment income (loss)		250,799
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $92)	676,278
Fidelity Central Funds	169
Other affiliated issuers	(76,555)
Foreign currency transactions	430
Total net realized gain (loss)		600,322
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $92)	191,506
Fidelity Central Funds	(168)
Other affiliated issuers	751,388
Assets and liabilities in foreign currencies	503
Total change in net unrealized appreciation (depreciation)		943,229
Net gain (loss)		1,543,551
Net increase (decrease) in net assets resulting from operations		$1,794,350

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$250,799	$600,458
Net realized gain (loss)	600,322	3,283,051
Change in net unrealized appreciation (depreciation)	943,229	(4,536,367)
Net increase (decrease) in net assets resulting from operations	1,794,350	(652,858)
Distributions to shareholders	(2,435,932)	(3,794,431)
Share transactions - net increase (decrease)	(395,858)	(2,140,562)
Total increase (decrease) in net assets	(1,037,440)	(6,587,851)
Net Assets
Beginning of period	29,822,301	36,410,152
End of period	$28,784,861	$29,822,301

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Low-Priced Stock Fund

	Six months ended January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$49.03	$55.65	$54.38	$49.57	$52.65	$51.03
Income from Investment Operations
Net investment income (loss)A	.40	.91	.80	.74	.59	.52
Net realized and unrealized gain (loss)	2.50	(1.69)	5.33	6.47	(1.44)	4.06
Total from investment operations	2.90	(.78)	6.13	7.21	(.85)	4.58
Distributions from net investment income	(.89)	(.84)	(.79)	(.60)	(.62)	(.52)
Distributions from net realized gain	(3.19)	(5.00)	(4.06)	(1.80)	(1.61)	(2.44)
Total distributions	(4.07)B	(5.84)	(4.86)C	(2.40)	(2.23)	(2.96)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$47.86	$49.03	$55.65	$54.38	$49.57	$52.65
Total ReturnE,F	6.36%	(1.20)%	12.07%	15.17%	(1.48)%	9.32%
Ratios to Average Net AssetsG,H
Expenses before reductions	.74%I	.52%	.62%	.67%	.88%	.79%
Expenses net of fee waivers, if any	.74%I	.52%	.62%	.67%	.88%	.79%
Expenses net of all reductions	.74%I	.51%	.62%	.67%	.88%	.79%
Net investment income (loss)	1.70%I	1.86%	1.48%	1.46%	1.24%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$23,626	$24,047	$28,809	$28,334	$28,524	$30,150
Portfolio turnover rateJ	6%I,K	17%K	11%K	8%K	9%K	9%K

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.07 per share is comprised of distributions from net investment income of $.885 and distributions from net realized gain of $3.186 per share.

 C Total distributions of $4.86 per share is comprised of distributions from net investment income of $.793 and distributions from net realized gain of $4.064 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Low-Priced Stock Fund Class K

	Six months ended January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$49.01	$55.63	$54.36	$49.56	$52.64	$51.02
Income from Investment Operations
Net investment income (loss)A	.42	.96	.85	.79	.64	.57
Net realized and unrealized gain (loss)	2.50	(1.69)	5.33	6.46	(1.44)	4.06
Total from investment operations	2.92	(.73)	6.18	7.25	(.80)	4.63
Distributions from net investment income	(.93)	(.89)	(.84)	(.64)	(.67)	(.57)
Distributions from net realized gain	(3.19)	(5.00)	(4.06)	(1.80)	(1.61)	(2.44)
Total distributions	(4.12)	(5.89)	(4.91)B	(2.45)C	(2.28)	(3.01)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$47.81	$49.01	$55.63	$54.36	$49.56	$52.64
Total ReturnE,F	6.40%	(1.10)%	12.18%	15.27%	(1.38)%	9.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%I	.43%	.53%	.58%	.78%	.69%
Expenses net of fee waivers, if any	.65%I	.43%	.53%	.58%	.78%	.69%
Expenses net of all reductions	.65%I	.43%	.53%	.58%	.78%	.69%
Net investment income (loss)	1.79%I	1.95%	1.57%	1.56%	1.34%	1.11%
Supplemental Data
Net assets, end of period (in millions)	$5,159	$5,776	$7,601	$9,886	$11,489	$13,989
Portfolio turnover rateJ	6%I,K	17%K	11%K	8%K	9%K	9%K

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.91 per share is comprised of distributions from net investment income of $.842 and distributions from net realized gain of $4.064 per share.

 C Total distributions of $2.45 per share is comprised of distributions from net investment income of $.644 and distributions from net realized gain of $1.803 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $2,025 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, equity-debt classifications, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,776,425
Gross unrealized depreciation	(1,860,359)
Net unrealized appreciation (depreciation)	$13,916,066
Tax cost	$15,311,950

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $792,302 and $2,472,396, respectively.

Unaffiliated Redemptions In-Kind. During the period, 4,224 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $206,096. The net realized gain of $124,275 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 5,556 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $264,499. The Fund had a net realized gain of $142,715 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Low-Priced Stock	$15,342.13
Class K	1,212.04
	$16,554

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Low-Priced Stock Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Low-Priced Stock Fund	$34

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $109.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $35 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $228. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $9 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $270 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Low-Priced Stock	$4

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $60.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2020	Year ended July 31, 2019
Distributions to shareholders
Low-Priced Stock	$1,964,134	$3,002,760
Class K	471,798	791,671
Total	$2,435,932	$3,794,431

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2020	Year ended July 31, 2019	Six months ended January 31, 2020	Year ended July 31, 2019
Low-Priced Stock
Shares sold	12,412	27,483	$594,234	$1,342,106
Reinvestment of distributions	39,403	55,804	1,803,602	2,757,121
Shares redeemed	(48,625)	(110,542)(a)	(2,305,189)	(5,355,052)(a)
Net increase (decrease)	3,190	(27,255)	$92,647	$(1,255,825)
Class K
Shares sold	8,631	13,313	$419,379	$656,387
Reinvestment of distributions	10,318	16,031	471,798	791,671
Shares redeemed	(28,899)(b)	(48,117)(a)	(1,379,682)(b)	(2,332,795)(a)
Net increase (decrease)	(9,950)	(18,773)	$(488,505)	$(884,737)

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Proposed Reorganization.

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between Fidelity Low-Priced Stock Fund and Fidelity Event Driven Opportunities Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Event Driven Opportunities Fund in exchange for corresponding shares of the Fund equal in value to the net assets of Fidelity Event Driven Opportunities Fund on the day the reorganization is effective. The reorganization provides shareholders of Fidelity Event Driven Opportunities Fund access to a larger portfolio with a similar investment objective.

A meeting of shareholders of Fidelity Event Driven Opportunities Fund is expected to be held during the second quarter of 2020 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on or about June 19, 2020. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Low-Priced Stock	.74%
Actual		$1,000.00	$1,063.60	$3.84
Hypothetical-C		$1,000.00	$1,021.42	$3.76
Class K	.65%
Actual		$1,000.00	$1,064.00	$3.37
Hypothetical-C		$1,000.00	$1,021.87	$3.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Low-Priced Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in April 2017 and April 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Low-Priced Stock Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Low-Priced Stock Fund

The Board noted that the comparisons for 2015 and later reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that FMR believes this Total Mapped Group is a more appropriate comparison because the fund does not have a micro-cap objective.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

LPS-SANN-0320
1.700505.123

Fidelity® Value Discovery Fund

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Berkshire Hathaway, Inc. Class B	3.5
Wells Fargo & Co.	3.4
Comcast Corp. Class A	3.3
U.S. Bancorp	2.6
PNC Financial Services Group, Inc.	2.4
Verizon Communications, Inc.	2.2
Chevron Corp.	2.2
Cigna Corp.	2.2
Amgen, Inc.	2.1
Exelon Corp.	2.1
26.0

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Financials	25.8
Health Care	18.0
Communication Services	10.8
Consumer Staples	9.5
Energy	7.7

Asset Allocation (% of fund's net assets)

As of January 31, 2020*
Stocks	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 16.9%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc.	782,418	$46,506,926
Entertainment - 2.1%
Activision Blizzard, Inc.	346,600	20,269,168
Electronic Arts, Inc. (a)	158,200	17,072,944
Lions Gate Entertainment Corp. Class B (a)	783,477	7,309,840
		44,651,952
Interactive Media & Services - 0.8%
Alphabet, Inc. Class A (a)	11,548	16,545,743
Media - 4.9%
Comcast Corp. Class A	1,620,403	69,985,206
Fox Corp. Class A	279,211	10,353,144
Interpublic Group of Companies, Inc.	1,054,845	23,944,982
		104,283,332
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	222,400	17,611,856

TOTAL COMMUNICATION SERVICES		229,599,809

CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.5%
Lear Corp.	95,600	11,776,008
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	390,069	13,090,716
Multiline Retail - 1.5%
Dollar General Corp.	207,800	31,878,598
Specialty Retail - 1.4%
Best Buy Co., Inc.	151,800	12,855,942
Lowe's Companies, Inc.	139,300	16,192,232
		29,048,174
Textiles, Apparel & Luxury Goods - 1.5%
PVH Corp.	214,128	18,665,538
Tapestry, Inc.	509,600	13,132,392
		31,797,930

TOTAL CONSUMER DISCRETIONARY		117,591,426

CONSUMER STAPLES - 9.5%
Beverages - 1.8%
C&C Group PLC (United Kingdom)	3,233,110	15,284,172
PepsiCo, Inc.	165,435	23,495,079
		38,779,251
Food & Staples Retailing - 4.2%
Kroger Co.	507,000	13,618,020
Sysco Corp.	339,946	27,923,164
U.S. Foods Holding Corp. (a)	309,300	12,424,581
Walmart, Inc.	307,900	35,251,471
		89,217,236
Food Products - 1.2%
Danone SA	258,200	20,662,319
Seaboard Corp.	1,210	4,665,288
		25,327,607
Personal Products - 0.7%
Unilever NV (NY Reg.)	243,900	14,214,492
Tobacco - 1.6%
Altria Group, Inc.	705,100	33,513,403

TOTAL CONSUMER STAPLES		201,051,989

ENERGY - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
BP PLC sponsored ADR	485,500	17,541,115
Cabot Oil & Gas Corp.	1,036,200	14,600,058
Chevron Corp.	432,937	46,384,870
Exxon Mobil Corp.	198,040	12,302,245
GasLog Partners LP	709,882	7,269,192
Golar LNG Partners LP	1,059,365	7,235,463
Hoegh LNG Partners LP	349,218	5,262,715
Parex Resources, Inc. (a)	632,900	10,019,083
Suncor Energy, Inc. (b)	571,400	17,479,126
Teekay LNG Partners LP	711,699	9,145,332
Total SA sponsored ADR	339,300	16,486,587
		163,725,786
FINANCIALS - 25.8%
Banks - 11.7%
BB&T Corp.	611,150	31,517,006
Huntington Bancshares, Inc.	948,100	12,865,717
M&T Bank Corp.	150,100	25,294,852
PNC Financial Services Group, Inc.	350,331	52,041,670
U.S. Bancorp	1,029,733	54,802,390
Wells Fargo & Co.	1,524,386	71,554,679
		248,076,314
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	143,900	11,490,415
Goldman Sachs Group, Inc.	75,320	17,907,330
Invesco Ltd.	414,600	7,172,580
State Street Corp.	250,219	18,924,063
		55,494,388
Consumer Finance - 2.1%
Capital One Financial Corp.	205,032	20,462,194
Discover Financial Services	329,322	24,741,962
		45,204,156
Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. Class B (a)	327,660	73,536,731
Insurance - 4.0%
Allstate Corp.	132,607	15,719,234
Chubb Ltd.	170,647	25,936,638
FNF Group	304,348	14,836,965
The Travelers Companies, Inc.	204,615	26,931,426
		83,424,263
Mortgage Real Estate Investment Trusts - 1.9%
AGNC Investment Corp.	972,411	18,077,120
MFA Financial, Inc.	2,908,865	22,689,147
		40,766,267

TOTAL FINANCIALS		546,502,119

HEALTH CARE - 18.0%
Biotechnology - 2.8%
AbbVie, Inc.	181,700	14,721,334
Amgen, Inc.	210,393	45,455,408
		60,176,742
Health Care Providers & Services - 9.0%
Anthem, Inc.	90,389	23,978,394
Centene Corp. (a)	670,000	42,082,700
Cigna Corp.	237,464	45,683,324
CVS Health Corp.	334,460	22,683,077
Humana, Inc.	45,400	15,265,296
UnitedHealth Group, Inc.	151,100	41,167,195
		190,859,986
Pharmaceuticals - 6.2%
Allergan PLC	182,714	34,101,741
Bristol-Myers Squibb Co.	704,400	44,341,980
Bristol-Myers Squibb Co. rights (a)	414,000	1,440,720
Roche Holding AG (participation certificate)	91,324	30,636,336
Sanofi SA sponsored ADR	434,742	20,984,996
		131,505,773

TOTAL HEALTH CARE		382,542,501

INDUSTRIALS - 6.3%
Aerospace & Defense - 1.4%
General Dynamics Corp.	169,900	29,807,256
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	150,600	10,999,824
Airlines - 0.5%
Alaska Air Group, Inc.	170,900	11,038,431
Building Products - 0.5%
Owens Corning	187,500	11,341,875
Electrical Equipment - 1.2%
Acuity Brands, Inc.	94,900	11,185,863
Vestas Wind Systems A/S	131,200	13,023,898
		24,209,761
Machinery - 1.5%
Ingersoll-Rand PLC	156,600	20,863,818
Oshkosh Corp.	129,500	11,142,180
		32,005,998
Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. (a)	333,100	13,570,494

TOTAL INDUSTRIALS		132,973,639

INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 1.3%
Cisco Systems, Inc.	594,100	27,310,777
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	25,336	1,924,016
TE Connectivity Ltd.	294,734	27,168,580
		29,092,596
IT Services - 2.0%
Amdocs Ltd.	290,382	20,892,985
Cognizant Technology Solutions Corp. Class A	333,213	20,452,614
		41,345,599
Software - 0.7%
Nortonlifelock, Inc.	553,700	15,736,154

TOTAL INFORMATION TECHNOLOGY		113,485,126

MATERIALS - 2.4%
Containers & Packaging - 0.9%
Graphic Packaging Holding Co.	1,182,239	18,478,396
Metals & Mining - 1.5%
Newmont Corp.	722,300	32,546,838

TOTAL MATERIALS		51,025,234

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Simon Property Group, Inc.	119,300	15,884,795
Real Estate Management & Development - 1.6%
CBRE Group, Inc. (a)	560,593	34,224,203

TOTAL REAL ESTATE		50,108,998

UTILITIES - 5.1%
Electric Utilities - 5.1%
Exelon Corp.	946,312	45,034,988
OGE Energy Corp.	429,600	19,697,160
Southern Co.	624,200	43,943,680
		108,675,828
TOTAL COMMON STOCKS
(Cost $1,936,502,492)		2,097,282,455

Nonconvertible Preferred Stocks - 0.6%
INFORMATION TECHNOLOGY - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co. Ltd.
(Cost $13,557,908)	336,800	13,120,036

Money Market Funds - 0.8%
Fidelity Cash Central Fund 1.58% (c)	17,499,426	17,502,926
Fidelity Securities Lending Cash Central Fund 1.59% (c)(d)	151,560	151,575
TOTAL MONEY MARKET FUNDS
(Cost $17,654,501)		17,654,501
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,967,714,901)		2,128,056,992
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(6,286,703)
NET ASSETS - 100%		$2,121,770,289

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$677,555
Fidelity Securities Lending Cash Central Fund	9,157
Total	$686,712

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$229,599,809	$229,599,809	$--	$--
Consumer Discretionary	117,591,426	117,591,426	--	--
Consumer Staples	201,051,989	180,389,670	20,662,319	--
Energy	163,725,786	163,725,786	--	--
Financials	546,502,119	546,502,119	--	--
Health Care	382,542,501	351,906,165	30,636,336	--
Industrials	132,973,639	119,949,741	13,023,898	--
Information Technology	126,605,162	113,485,126	13,120,036	--
Materials	51,025,234	51,025,234	--	--
Real Estate	50,108,998	50,108,998	--	--
Utilities	108,675,828	108,675,828	--	--
Money Market Funds	17,654,501	17,654,501	--	--
Total Investments in Securities:	$2,128,056,992	$2,050,614,403	$77,442,589	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.1%
Switzerland	3.9%
Ireland	3.3%
France	2.8%
Canada	1.6%
Marshall Islands	1.3%
Bailiwick of Guernsey	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $143,773) — See accompanying schedule: Unaffiliated issuers (cost $1,950,060,400)	$2,110,402,491
Fidelity Central Funds (cost $17,654,501)	17,654,501
Total Investment in Securities (cost $1,967,714,901)		$2,128,056,992
Foreign currency held at value (cost $1,295)		1,305
Receivable for investments sold		1,598,479
Receivable for fund shares sold		1,568,374
Dividends receivable		2,730,239
Distributions receivable from Fidelity Central Funds		15,646
Prepaid expenses		2,730
Other receivables		46,581
Total assets		2,134,020,346
Liabilities
Payable for investments purchased	$2,520,417
Payable for fund shares redeemed	1,881,085
Accrued management fee	709,297
Deferred dividend income	6,644,400
Other affiliated payables	304,098
Other payables and accrued expenses	39,185
Collateral on securities loaned	151,575
Total liabilities		12,250,057
Net Assets		$2,121,770,289
Net Assets consist of:
Paid in capital		$1,896,242,193
Total accumulated earnings (loss)		225,528,096
Net Assets		$2,121,770,289
Net Asset Value and Maximum Offering Price
Value Discovery:
Net Asset Value, offering price and redemption price per share ($2,068,301,709 ÷ 71,417,056 shares)		$28.96
Class K:
Net Asset Value, offering price and redemption price per share ($53,468,580 ÷ 1,846,060 shares)		$28.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$25,882,176
Income from Fidelity Central Funds (including $9,157 from security lending)		686,712
Total income		26,568,888
Expenses
Management fee
Basic fee	$6,243,562
Performance adjustment	(830,146)
Transfer agent fees	1,660,841
Accounting fees	350,056
Custodian fees and expenses	17,767
Independent trustees' fees and expenses	7,444
Registration fees	50,513
Audit	25,450
Legal	3,976
Interest	6,589
Miscellaneous	6,459
Total expenses before reductions	7,542,511
Expense reductions	(54,514)
Total expenses after reductions		7,487,997
Net investment income (loss)		19,080,891
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,803,474
Redemptions in-kind with affiliated entities	45,570,810
Fidelity Central Funds	314
Foreign currency transactions	(226)
Total net realized gain (loss)		86,374,372
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $79,995)	(16,841,969)
Fidelity Central Funds	(180)
Assets and liabilities in foreign currencies	7,748
Total change in net unrealized appreciation (depreciation)		(16,834,401)
Net gain (loss)		69,539,971
Net increase (decrease) in net assets resulting from operations		$88,620,862

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,080,891	$45,287,729
Net realized gain (loss)	86,374,372	45,693,992
Change in net unrealized appreciation (depreciation)	(16,834,401)	(19,318,772)
Net increase (decrease) in net assets resulting from operations	88,620,862	71,662,949
Distributions to shareholders	(70,564,497)	(94,739,011)
Share transactions - net increase (decrease)	(352,749,768)	98,392,858
Total increase (decrease) in net assets	(334,693,403)	75,316,796
Net Assets
Beginning of period	2,456,463,692	2,381,146,896
End of period	$2,121,770,289	$2,456,463,692

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Value Discovery Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$28.85	$29.25	$28.10	$24.16	$24.99	$23.32
Income from Investment Operations
Net investment income (loss)A	.24	.54	.42	.38	.34	.66B
Net realized and unrealized gain (loss)	.77	.22	1.28	3.86	(.38)C	1.35
Total from investment operations	1.01	.76	1.70	4.24	(.04)	2.01
Distributions from net investment income	(.52)	(.57)	(.31)	(.29)	(.47)	(.32)
Distributions from net realized gain	(.38)	(.59)	(.24)	(.01)	(.32)	(.02)
Total distributions	(.90)	(1.16)	(.55)	(.30)	(.79)	(.34)
Net asset value, end of period	$28.96	$28.85	$29.25	$28.10	$24.16	$24.99
Total ReturnD,E	3.50%	2.86%	6.19%	17.70%	.05%	8.68%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.60%	.69%	.75%	.86%	.84%
Expenses net of fee waivers, if any	.65%H	.60%	.69%	.75%	.86%	.84%
Expenses net of all reductions	.64%H	.60%	.69%	.75%	.86%	.84%
Net investment income (loss)	1.63%H	1.95%	1.50%	1.44%	1.46%	2.69%B
Supplemental Data
Net assets, end of period (000 omitted)	$2,068,302	$2,400,695	$2,313,811	$2,708,049	$1,712,212	$1,205,423
Portfolio turnover rateI	50%H,J	48%	33%J	32%J	41%	45%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.62%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Value Discovery Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$28.86	$29.28	$28.11	$24.17	$24.99	$23.32
Income from Investment Operations
Net investment income (loss)A	.25	.58	.46	.41	.38	.69B
Net realized and unrealized gain (loss)	.78	.20	1.28	3.86	(.38)C	1.34
Total from investment operations	1.03	.78	1.74	4.27	–D	2.03
Distributions from net investment income	(.55)	(.61)	(.33)	(.32)	(.50)	(.34)
Distributions from net realized gain	(.38)	(.59)	(.24)	(.01)	(.32)	(.02)
Total distributions	(.93)	(1.20)	(.57)	(.33)	(.82)	(.36)
Net asset value, end of period	$28.96	$28.86	$29.28	$28.11	$24.17	$24.99
Total ReturnE,F	3.57%	2.93%	6.34%	17.82%	.24%	8.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.55%I	.49%	.57%	.63%	.70%	.71%
Expenses net of fee waivers, if any	.55%I	.49%	.57%	.63%	.70%	.71%
Expenses net of all reductions	.54%I	.48%	.56%	.63%	.70%	.71%
Net investment income (loss)	1.73%I	2.06%	1.62%	1.56%	1.62%	2.82%B
Supplemental Data
Net assets, end of period (000 omitted)	$53,469	$55,768	$67,335	$113,668	$222,946	$196,460
Portfolio turnover rateJ	50%I,K	48%	33%K	32%K	41%	45%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. A large, non-recurring dividend with a payable date of January 31, 2020 and an ex-date of February 3, 2020 is presented in the Statement of Assets and Liabilities as "Deferred dividend income". Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$260,477,627
Gross unrealized depreciation	(102,946,754)
Net unrealized appreciation (depreciation)	$157,530,873
Tax cost	$1,970,526,119

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $558,762,592 and $649,258,679, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value Discovery as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .46% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value Discovery, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value Discovery	$1,648,875.14
Class K	11,966.04
	$1,660,841

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Value Discovery Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Value Discovery Fund	$8,632

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Value Discovery Fund	Borrower	$43,580,000	1.81%	$6,589

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 7,715,624 shares of the Fund were redeemed in-kind for investments and cash with a value of $230,194,879. The net realized gain of $45,570,810 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $22,985.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,846 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $761. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $49,660 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $454.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,400.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2020	Year ended July 31, 2019
Distributions to shareholders
Value Discovery	$68,839,664	$91,991,501
Class K	1,724,833	2,747,510
Total	$70,564,497	$94,739,011

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2020	Year ended July 31, 2019	Six months ended January 31, 2020	Year ended July 31, 2019
Value Discovery
Shares sold	8,880,868	26,907,992	$255,682,305	$728,614,220
Reinvestment of distributions	1,722,368	2,791,422	49,825,323	76,426,545
Shares redeemed	(22,413,269)(a)	(25,569,493)	(655,788,479)(a)	(696,228,144)
Net increase (decrease)	(11,810,033)	4,129,921	$(350,280,851)	$108,812,621
Class K
Shares sold	171,469	327,970	$4,948,756	$9,123,505
Reinvestment of distributions	59,409	100,296	1,724,833	2,747,510
Shares redeemed	(316,884)	(795,844)	(9,142,506)	(22,290,778)
Net increase (decrease)	(86,006)	(367,578)	$(2,468,917)	$(10,419,763)

 (a) Amount includes in-kind redemptions (see the Affiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Value Discovery	.65%
Actual		$1,000.00	$1,035.00	$3.32
Hypothetical-C		$1,000.00	$1,021.87	$3.30
Class K	.55%
Actual		$1,000.00	$1,035.70	$2.81
Hypothetical-C		$1,000.00	$1,022.37	$2.80

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Value Discovery Fund

The Board considered the fund's underperformance for different time periods ended June 30, 2019 (based on the performance of retail class of the fund). The Board noted that the fund's underperformance has continued since the Board approved the management contract in January 2019. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Value Discovery Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

FVD-SANN-0320
1.783113.117

Fidelity® Series Intrinsic Opportunities Fund

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Anthem, Inc.	5.0
Itochu Corp.	3.5
Amgen, Inc.	3.2
John David Group PLC	2.8
MetLife, Inc.	2.4
The Western Union Co.	2.2
UnitedHealth Group, Inc.	1.9
Lear Corp.	1.6
Synchrony Financial	1.5
Best Buy Co., Inc.	1.5
25.6

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Consumer Discretionary	18.8
Health Care	18.4
Financials	14.8
Industrials	9.9
Information Technology	6.6

Asset Allocation (% of fund's net assets)

As of January 31, 2020 *
Stocks	88.6%
Short-Term Investments and Net Other Assets (Liabilities)	11.4%

 * Foreign investments - 45.3%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.4%
	Shares	Value
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	1,150,200	$68,367,888
Entertainment - 0.0%
Ateam, Inc.	5,000	42,403
GAMEVIL, Inc. (a)	15,000	346,611
Nihon Falcom Corp.	35,000	385,041
		774,055
Interactive Media & Services - 1.9%
Cars.com, Inc. (a)(b)	656,000	7,655,520
Kakaku.com, Inc.	500,000	13,062,202
mixi, Inc.	10,000	175,834
Momo, Inc. ADR	5,000	153,000
XLMedia PLC	125,000	57,359
Yahoo! Japan Corp.	46,000,000	182,709,234
YY, Inc. ADR (a)	625,000	37,831,250
Zappallas, Inc. (a)(c)	1,000,000	3,491,716
ZIGExN Co. Ltd.	5,000	22,243
		245,158,358
Media - 2.2%
AMC Networks, Inc. Class A (a)(b)	125,000	4,573,750
CBS Corp.:
Class A	491,906	18,682,590
Class B	100,000	3,413,000
Comcast Corp. Class A	3,500,000	151,165,000
Corus Entertainment, Inc. Class B (non-vtg.)	400,000	1,517,304
Criteo SA sponsored ADR (a)	25,000	384,750
Discovery Communications, Inc.:
Class A (a)(b)	2,400,000	70,224,000
Class B (a)	19,308	695,281
DISH Network Corp. Class A (a)	100,000	3,676,000
DMS, Inc.	250,000	5,060,344
F@N Communications, Inc.	525,000	2,129,633
Gendai Agency, Inc. (c)	850,000	3,259,089
Hyundai HCN	2,250,049	7,084,615
Interspace Co. Ltd.	20,000	209,467
Ipsos SA	10,000	324,952
ITE Group PLC	1,800,871	2,337,623
Nippon BS Broadcasting Corp.	200,000	2,227,989
Nippon Television Network Corp.	150,000	2,026,581
Pico Far East Holdings Ltd.	9,600,000	2,596,918
Proto Corp.	100,000	1,255,459
RKB Mainichi Broadcasting Corp.	3,000	164,567
Television Broadcasts Ltd.	1,500,000	2,296,440
WOWOW INC.	250,000	6,195,300
		291,500,652
Wireless Telecommunication Services - 0.2%
Okinawa Cellular Telephone Co.	525,000	21,107,691

TOTAL COMMUNICATION SERVICES		626,908,644

CONSUMER DISCRETIONARY - 18.8%
Auto Components - 5.0%
Adient PLC (a)	1,100,000	28,281,000
ASTI Corp.	30,000	518,648
ATLASBX Co. Ltd.	6,000	250,060
Brembo SpA	1,000	11,445
Burelle SA	1,700	1,414,039
Chita Kogyo Co. Ltd.	10,000	65,781
Compagnie Plastic Omnium	1,000	25,175
Cooper Tire & Rubber Co.	350,000	9,271,500
Cooper-Standard Holding, Inc. (a)	5,000	132,600
DaikyoNishikawa Corp.	550,000	3,754,280
DongAh Tire & Rubber Co. Ltd.	57,879	560,850
DTR Automotive Corp.	50,120	1,210,542
Eagle Industry Co. Ltd.	300,000	2,667,897
Exedy Corp.	15,000	310,405
Fukoku Co. Ltd.	250,000	1,651,409
G-Tekt Corp. (c)	2,850,000	40,926,161
Gentex Corp.	250,000	7,442,500
Hi-Lex Corp.	249,937	4,014,434
Hu Lane Associate, Inc.	50,000	152,879
Hyundai Mobis	950,000	181,031,344
IJT Technology Holdings Co. Ltd.	1,600,000	9,564,293
INFAC Corp.	362,529	1,101,998
Lear Corp.	1,700,200	209,430,636
Linamar Corp.	2,175,000	71,656,340
Murakami Corp.	35,000	898,404
Piolax, Inc.	924,000	16,342,033
Seoyon Co. Ltd.	425,000	1,350,663
Seoyon E-Hwa Co., Ltd.	685,725	2,819,554
SL Corp.	15,000	208,337
Stanley Electric Co. Ltd.	100,000	2,575,504
Strattec Security Corp.	40,000	879,800
TBK Co. Ltd. (c)	1,800,000	7,655,483
The Furukawa Battery Co. Ltd.	150,000	1,011,752
TPR Co. Ltd.	825,000	13,503,915
Xinyi Glass Holdings Ltd.	300,000	375,986
Yorozu Corp. (c)	1,852,000	24,327,531
		647,395,178
Automobiles - 0.2%
Audi AG	26,500	23,570,640
Kabe Husvagnar AB (B Shares)	25,000	377,847
Renault SA	10,000	390,885
		24,339,372
Distributors - 0.1%
Doshisha Co. Ltd.	350,000	5,391,358
Harima-Kyowa Co. Ltd.	150,000	2,266,095
Headlam Group PLC	50,000	345,311
Nakayamafuku Co. Ltd.	200,000	984,164
SPK Corp.	15,000	356,272
Uni-Select, Inc.	25,000	229,334
Yagi & Co. Ltd.	450,000	6,965,706
Yamae Hisano Co.	50,000	604,001
		17,142,241
Diversified Consumer Services - 0.5%
Cross-Harbour Holdings Ltd.	300,000	469,703
Estacio Participacoes SA	5,000	61,540
Heian Ceremony Service Co. Ltd.	500,000	4,086,750
Kukbo Design Co. Ltd.	200,000	2,694,114
MegaStudy Co. Ltd. (c)	1,086,945	10,355,400
MegaStudyEdu Co. Ltd. (c)	1,048,420	38,529,004
Multicampus Co. Ltd.	60,000	1,732,484
Step Co. Ltd.	217,000	3,212,517
Tsukada Global Holdings, Inc.	1,100,000	5,828,005
		66,969,517
Hotels, Restaurants & Leisure - 0.4%
Betsson AB (B Shares)	125,000	536,517
Brinker International, Inc. (b)	1,000	42,690
Fairwood Holdings Ltd.	50,000	120,938
Hiday Hidaka Corp.	250,000	4,523,247
Kura Sushi, Inc.	100,000	5,026,569
NetEnt AB	175,000	449,002
Playtech Ltd.	100,000	455,705
The Restaurant Group PLC	16,957,111	28,907,898
Wyndham Destinations, Inc.	250,000	12,132,500
ZEAL Network SE (a)	1,000	25,286
		52,220,352
Household Durables - 1.6%
Ace Bed Co. Ltd.	250,145	7,844,560
Avantia Co. Ltd. (b)	700,000	6,418,049
Cuckoo Holdings Co. Ltd.	35,000	3,076,894
Emak SpA	600,000	550,976
FJ Next Co. Ltd. (b)	1,100,000	12,268,259
Flexsteel Industries, Inc.	10,000	164,000
Fuji Corp. Ltd.	50,000	306,914
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	6,850,581	61,108,899
Haier Electronics Group Co. Ltd.	1,000	3,004
Hamilton Beach Brands Holding Co.:
Class A	125,000	1,975,000
Class B (a)	125,000	1,975,000
Helen of Troy Ltd. (a)	425,000	80,346,250
Iida Group Holdings Co. Ltd.	100,000	1,685,382
iRobot Corp. (a)(b)	10,000	470,500
Mohawk Industries, Inc. (a)	25,000	3,292,000
Nittoh Corp.	25,000	124,133
Q.E.P. Co., Inc. (a)	30,998	525,416
SABAF SpA (a)	400,000	5,873,529
Sanei Architecture Planning Co. Ltd.	660,000	9,028,249
Taylor Morrison Home Corp. (a)	300,000	7,764,000
Tupperware Brands Corp.	134,500	841,970
Urbi, Desarrollos Urbanos, S.A.B. de CV (a)	329	17
Wellpool Co. Ltd.	200,000	356,950
		205,999,951
Internet & Direct Marketing Retail - 0.0%
Aucnet, Inc.	100,000	1,094,234
CROOZ, Inc. (a)(b)	50,000	502,937
Danawa Co. Ltd.	10,000	199,930
Hyundai Home Shopping Network Corp.	10,000	625,523
N Brown Group PLC	300,000	324,645
NS Shopping Co. Ltd.	75,000	547,170
PetMed Express, Inc. (b)	25,000	630,250
		3,924,689
Leisure Products - 0.1%
Brunswick Corp.	50,000	3,142,500
Mars Group Holdings Corp.	550,000	9,871,653
		13,014,153
Multiline Retail - 0.4%
Big Lots, Inc.	75,000	2,029,500
Grazziotin SA	400,000	2,757,204
Gwangju Shinsegae Co. Ltd. (c)	97,372	13,226,241
Lifestyle China Group Ltd. (a)	12,500,000	3,343,910
Lifestyle International Holdings Ltd.	11,950,000	11,951,169
Macy's, Inc. (b)	700,000	11,165,000
Treasure Factory Co. Ltd. (c)	850,000	6,571,681
Watts Co. Ltd.	100,000	567,877
		51,612,582
Specialty Retail - 9.5%
ABC-MART, Inc.	25,000	1,603,894
Arc Land Sakamoto Co. Ltd.	525,000	5,772,694
AT-Group Co. Ltd.	905,000	15,033,749
AutoNation, Inc. (a)	450,000	19,098,000
Beacon Lighting Group Ltd.	26,378	19,161
Best Buy Co., Inc.	2,350,000	199,021,500
Cash Converters International Ltd. (a)	14,400,000	2,201,941
DCM Japan Holdings Co. Ltd. (b)	25,000	238,896
Dunelm Group PLC	300,000	4,591,378
E-Life Mall Corp. Ltd.	100,000	219,206
Fenix Outdoor International AG	3,000	320,976
Foot Locker, Inc.	50,000	1,898,500
Formosa Optical Technology Co. Ltd.	751,383	1,603,255
Fuji Corp. (c)	705,790	13,464,530
GameStop Corp. Class A (b)(c)	6,978,267	26,796,545
Genesco, Inc. (a)(b)	150,000	5,898,000
GNC Holdings, Inc. Class A (a)(b)(c)	5,939,600	12,710,744
Goldlion Holdings Ltd.	9,300,000	2,589,426
Guess?, Inc. (b)(c)	4,841,500	103,075,535
Handsman Co. Ltd. (c)	743,100	9,231,084
Hibbett Sports, Inc. (a)(b)(c)	1,150,300	28,504,434
Hour Glass Ltd.	28,600,000	16,098,463
IA Group Corp.	18,200	663,055
International Housewares Retail Co. Ltd.	999,600	231,781
JB Hi-Fi Ltd. (b)	900,000	23,668,262
John David Group PLC	33,500,000	363,537,609
Jumbo SA	1,750,000	35,653,185
K's Holdings Corp.	3,950,000	47,963,973
Ku Holdings Co. Ltd.	600,000	4,914,214
Leon's Furniture Ltd.	225,000	2,754,269
Lookers PLC	1,534,541	1,118,551
Mandarake, Inc. (b)	180,000	957,728
Mitsui & Associates Telepark Corp.	25,000	614,798
Mr. Bricolage SA (a)	311,600	1,292,469
Nafco Co. Ltd.	640,400	8,235,907
Nitori Holdings Co. Ltd.	625,000	97,125,665
Nojima Co. Ltd.	50,000	986,285
Oriental Watch Holdings Ltd.	9,273,000	2,227,003
Padini Holdings Bhd	2,000,000	1,614,565
Sacs Bar Holdings, Inc.	400,000	3,134,578
Sally Beauty Holdings, Inc. (a)(b)(c)	6,000,000	92,100,000
Samse SA	37,000	6,852,820
Silvano Fashion Group A/S	9,800	23,877
SuperGroup PLC	125,000	633,510
The Buckle, Inc.	625,000	15,256,250
Tokatsu Holdings Co. Ltd. (c)	250,000	1,030,343
Truworths International Ltd.	334,900	984,048
Urban Outfitters, Inc. (a)	75,000	1,920,000
Vita Group Ltd.	350,000	275,763
Williams-Sonoma, Inc. (b)	850,000	59,568,000
		1,245,330,419
Textiles, Apparel & Luxury Goods - 1.0%
Best Pacific International Holdings Ltd.	2,700,000	734,797
Bjorn Borg AB	5,000	12,933
Capri Holdings Ltd. (a)	2,000,000	59,920,000
Embry Holdings Ltd.	3,200,000	590,547
Ff Group (a)(d)	1,180,000	1,570,415
Fossil Group, Inc. (a)(b)	2,338,700	15,739,451
Fujibo Holdings, Inc.	2,000	65,048
Grendene SA	300,000	803,484
Hagihara Industries, Inc.	135,000	1,969,113
Kontoor Brands, Inc. (b)	25,000	953,500
Magni-Tech Industries Bhd	8,533,333	5,095,108
Movado Group, Inc.	1,000	17,220
Only Corp.	15,000	108,796
Sakai Ovex Co. Ltd.	180,000	2,955,977
Sitoy Group Holdings Ltd.	11,200,000	1,359,677
Tapestry, Inc.	833,000	21,466,410
Ted Baker PLC (b)	400,000	1,179,999
Texwinca Holdings Ltd.	1,800,000	380,653
Youngone Holdings Co. Ltd.	258,000	8,917,057
Yue Yuen Industrial (Holdings) Ltd.	2,500,000	6,951,269
		130,791,454

TOTAL CONSUMER DISCRETIONARY		2,458,739,908

CONSUMER STAPLES - 4.9%
Beverages - 1.0%
A.G. Barr PLC	500,000	3,994,512
Britvic PLC	6,968,131	85,159,114
C&C Group PLC (United Kingdom)	412,710	1,951,041
Jinro Distillers Co. Ltd. (c)	460,240	11,658,758
Lucas Bols BV (e)	120,000	1,796,661
Muhak Co. Ltd.	340,000	2,327,377
National Beverage Corp. (b)	1,000	42,910
Olvi PLC (A Shares)	100,000	4,325,295
Spritzer Bhd	1,000,000	530,108
Willamette Valley Vineyards, Inc. (a)	5,000	34,200
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	6,350,762	12,643,070
		124,463,046
Food & Staples Retailing - 1.9%
Amsterdam Commodities NV	625,000	14,348,334
Belc Co. Ltd.	35,000	1,866,791
Create SD Holdings Co. Ltd.	930,000	23,134,404
Daiichi Co. Ltd.	200,000	1,263,696
Dong Suh Companies, Inc.	500,000	6,765,368
Genky DrugStores Co. Ltd. (b)	400,000	7,238,429
Halows Co. Ltd.	100,000	2,500,928
Kroger Co.	1,150,000	30,889,000
Magnit OJSC	5,388	314,074
MARR SpA	750,000	16,053,499
Medical Ikkou Co. Ltd.	3,000	225,903
Nihon Chouzai Co. Ltd.	50,000	1,758,672
OM2 Network Co. Ltd.	220,000	2,586,342
Qol Holdings Co. Ltd.	150,000	1,963,735
Retail Partners Co. Ltd.	550,000	4,118,958
Sapporo Clinical Laboratory	20,000	359,437
Satoh & Co. Ltd.	50,000	759,544
Satsudora Holdings Co. Ltd. (c)	350,000	5,984,828
Shoei Foods Corp. (b)	50,000	1,676,485
United Natural Foods, Inc. (a)	412,000	2,966,400
Valor Holdings Co. Ltd.	650,000	11,359,277
Walgreens Boots Alliance, Inc.	2,300,100	116,960,085
Yuasa Funashoku Co. Ltd.	10,000	350,537
		255,444,726
Food Products - 1.4%
Ajinomoto Malaysia Bhd	1,650,000	5,718,928
Armanino Foods of Distinction	325,000	1,056,283
Astral Foods Ltd.	10,000	132,665
Axyz Co. Ltd.	1,000	25,074
Bakkavor Group PLC (b)(e)	100,000	179,324
Bell AG	40,500	10,574,907
Binggrea Co. Ltd.	15,000	661,218
Cal-Maine Foods, Inc. (b)	100,000	3,569,000
Carr's Group PLC	4,270,000	8,908,885
Changshouhua Food Co. Ltd.	3,500,000	1,194,059
Cranswick PLC	462,773	21,828,197
Fleury Michon SA	2,000	64,325
Fresh Del Monte Produce, Inc.	1,448,900	45,466,482
Glanbia PLC	5,000	58,391
High Liner Foods, Inc.	50,000	312,453
Ingredion, Inc.	300,000	26,400,000
JC Comsa Corp.	150,000	596,719
Kaneko Seeds Co. Ltd.	150,000	1,753,466
Kaveri Seed Co. Ltd.	207,575	1,372,756
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	5,310,186
LDC SA	500	56,007
London Biscuits Bhd (a)(d)	5,000,000	24,414
M. Dias Branco SA	10,000	95,946
Nissin Foods Co. Ltd.	500,000	403,278
Nitto Fuji Flour Milling Co. Ltd.	10,000	585,900
Origin Enterprises PLC	50,000	206,838
Pickles Corp.	100,000	2,452,152
President Bakery PCL	16,500	35,540
Prima Meat Packers Ltd.	1,250,000	27,629,809
S Foods, Inc.	300,000	7,214,128
Shinobu Food Products Co. Ltd. (b)	25,000	159,865
Thai President Foods PCL	131,357	824,610
Thai Wah PCL	426,000	54,681
Toyo Sugar Refining Co. Ltd.	210,000	2,308,471
Tyson Foods, Inc. Class A	10,000	826,300
Valsoia SpA	50,000	654,340
		178,715,597
Personal Products - 0.4%
Asaleo Care Ltd. (a)	700,000	504,722
Hengan International Group Co. Ltd.	4,000,000	29,136,572
Jacques Bogart SA	15,000	179,666
Sarantis SA	2,400,000	23,689,308
		53,510,268
Tobacco - 0.2%
KT&G Corp.	315,000	24,944,107
Scandinavian Tobacco Group A/S (e)	400,000	5,244,958
		30,189,065

TOTAL CONSUMER STAPLES		642,322,702

ENERGY - 6.6%
Energy Equipment & Services - 0.4%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	188,907
Carbo Ceramics, Inc. (a)(b)(c)	2,360,200	483,841
Cathedral Energy Services Ltd. (a)	800,000	145,081
COVIA Corp. (a)(b)	725,000	1,160,000
Geospace Technologies Corp. (a)	450,000	6,034,500
High Arctic Energy Services, Inc.	400,000	568,233
Liberty Oilfield Services, Inc. Class A	600,000	5,088,000
PHX Energy Services Corp. (a)	25,000	45,716
Precision Drilling Corp. (a)	200,000	235,756
Prosafe ASA (a)	600,000	181,345
Shelf Drilling Ltd. (a)(e)	100,000	215,265
Smart Sand, Inc. (a)(b)	455,000	923,650
Solaris Oilfield Infrastructure, Inc. Class A	25,000	288,250
Subsea 7 SA	100,000	1,078,284
Tidewater, Inc. (a)	82,985	1,259,712
Tidewater, Inc. warrants 11/14/24 (a)	4,764	1,477
Transocean Ltd. (United States) (a)(b)	2,004,720	9,141,523
Valaris PLC Class A (b)	5,515,000	28,181,650
		55,221,190
Oil, Gas & Consumable Fuels - 6.2%
Advantage Oil & Gas Ltd. (a)	300,000	500,982
Alvopetro Energy Ltd. (a)(b)	2,800,000	1,586,822
ARC Resources Ltd. (b)	100,000	530,452
Baytex Energy Corp. (a)(b)	5,300,000	5,766,964
Beach Energy Ltd.	1,392,894	2,429,704
Berry Petroleum Corp.	100,000	685,000
Birchcliff Energy Ltd. (b)	7,030,814	9,297,208
Bonanza Creek Energy, Inc. (a)	225,000	4,092,750
Bonavista Energy Corp. (b)	2,335,000	899,841
Bonterra Energy Corp. (b)	500,000	1,261,901
Cenovus Energy, Inc. (Canada)	150,000	1,305,728
China Petroleum & Chemical Corp.:
(H Shares)	225,000,000	118,489,856
sponsored ADR (H Shares)	50,000	2,621,500
Cimarex Energy Co.	25,000	1,097,250
CNOOC Ltd.	450,000	673,667
CNOOC Ltd. sponsored ADR	100,000	15,100,000
ConocoPhillips Co.	2,550,000	151,546,500
Contango Oil & Gas Co. (a)	250,000	977,500
Denbury Resources, Inc. (a)(b)	15,000,000	14,775,000
Enterprise Products Partners LP	15,000	386,550
EQM Midstream Partners LP	7,500	173,625
Fuji Oil Co. Ltd.	150,000	309,402
Husky Energy, Inc.	5,900,000	38,385,220
Imperial Oil Ltd.	800,000	18,969,321
International Seaways, Inc. (a)	55,000	1,224,300
Motor Oil (HELLAS) Corinth Refineries SA	300,000	6,388,128
NACCO Industries, Inc. Class A	125,000	5,892,500
NuVista Energy Ltd. (a)(b)	250,000	402,373
Oil & Natural Gas Corp. Ltd.	58,000,616	88,010,230
Oil India Ltd.	75,656	136,597
Ovintiv, Inc.	10,000	155,811
PDC Energy, Inc. (a)	25,000	539,750
Peyto Exploration & Development Corp. (b)(c)	12,474,700	27,241,864
S-Oil Corp.	10,000	627,391
San-Ai Oil Co. Ltd.	200,000	1,996,425
Sanrin Co. Ltd.	15,000	99,126
Seven Generations Energy Ltd. (a)	200,000	1,003,476
Sinopec Kantons Holdings Ltd.	6,000,000	2,335,324
Southwestern Energy Co. (a)(b)(c)	50,260,100	78,908,357
Star Petroleum Refining PCL	3,700,000	1,000,737
Thai Oil PCL (For. Reg.)	1,000,000	1,650,851
Total SA sponsored ADR	3,750,083	182,216,533
TransGlobe Energy Corp. (b)	30,000	38,310
Tsakos Energy Navigation Ltd.	500,000	1,550,000
Unit Corp. (a)(b)(c)	5,400,000	2,158,920
World Fuel Services Corp.	200,000	7,824,000
		803,263,746

TOTAL ENERGY		858,484,936

FINANCIALS - 14.8%
Banks - 3.3%
Banco de Sabadell SA	101,510	91,640
Bar Harbor Bankshares	325,000	7,150,000
Central Valley Community Bancorp	25,000	469,750
Citizens Financial Services, Inc.	15,203	972,992
Community Trust Bancorp, Inc.	25,000	1,093,750
Credit Agricole Atlantique Vendee	7,000	1,289,803
East West Bancorp, Inc.	900,000	41,256,000
Erste Group Bank AG	5,000	183,880
F & M Bank Corp.	131,632	3,817,328
First Hawaiian, Inc.	100,000	2,906,000
First of Long Island Corp.	5,000	110,300
Gunma Bank Ltd.	5,600,000	18,000,467
Hiroshima Bank Ltd.	1,000,000	4,489,739
JPMorgan Chase & Co.	25,000	3,309,000
Mitsubishi UFJ Financial Group, Inc.	17,000,000	87,288,501
NIBC Holding NV (e)	1,100,000	10,089,028
Nordea Bank ABP (Stockholm Stock Exchange)	100,000	788,836
OFG Bancorp	1,861,516	36,690,480
Ogaki Kyoritsu Bank Ltd.	60,000	1,235,170
Regions Financial Corp.	25,000	389,250
San ju San Financial Group, Inc.	300,000	4,325,205
Schweizerische Nationalbank	10	60,424
Shinsei Bank Ltd.	711,200	10,889,333
Skandiabanken ASA (e)	625,000	4,763,290
Sparebank 1 Oestlandet	1,000,000	10,600,188
Sumitomo Mitsui Financial Group, Inc.	4,100,000	144,153,612
Texas Capital Bancshares, Inc. (a)	200,000	10,992,000
The Keiyo Bank Ltd.	600,000	3,171,233
The San-In Godo Bank Ltd.	1,800,000	9,871,637
Unicaja Banco SA (e)	6,000,000	5,998,851
Van Lanschot NV (Bearer)	81,300	1,727,576
Yamaguchi Financial Group, Inc.	1,700,000	10,234,305
		438,409,568
Capital Markets - 1.0%
ABG Sundal Collier ASA	1,500,000	649,873
Blue Sky Alternative Investments Ltd. (a)(d)	10,000	0
CI Financial Corp.	10,000	175,230
Diamond Hill Investment Group, Inc.	16,000	2,252,320
Donnelley Financial Solutions, Inc. (a)	10,000	90,600
Edify SA (a)	10,068	575,045
Franklin Resources, Inc.	10,000	253,000
Goldman Sachs Group, Inc.	400,000	95,100,000
Lazard Ltd. Class A	50,000	2,098,000
Morgan Stanley	500,000	26,130,000
		127,324,068
Consumer Finance - 2.8%
Aeon Credit Service (Asia) Co. Ltd.	10,300,000	7,976,042
Discover Financial Services	1,825,000	137,112,250
Green Dot Corp. Class A (a)	25,000	752,000
Santander Consumer U.S.A. Holdings, Inc.	875,000	23,292,500
Synchrony Financial	6,250,000	202,562,500
		371,695,292
Diversified Financial Services - 1.3%
AXA Equitable Holdings, Inc.	500,000	12,010,000
Fuyo General Lease Co. Ltd.	575,000	35,864,973
IBJ Leasing Co. Ltd.	200,000	5,962,418
NICE Holdings Co. Ltd.	250,000	4,618,690
Ricoh Leasing Co. Ltd.	1,070,000	39,973,571
Tokyo Century Corp.	1,350,000	68,673,807
		167,103,459
Insurance - 6.1%
AFLAC, Inc.	3,750,000	193,387,500
ASR Nederland NV	1,000,000	37,308,442
Db Insurance Co. Ltd.	1,475,000	52,026,068
Genworth Financial, Inc. Class A	14,710,000	60,311,000
Hyundai Fire & Marine Insurance Co. Ltd.	550,000	10,054,670
Kansas City Life Insurance Co.	2,000	64,500
MetLife, Inc.	6,400,000	318,144,000
National Western Life Group, Inc.	24,000	6,384,000
NN Group NV	2,022,101	70,417,989
Power Corp. of Canada (sub. vtg.)	600,000	14,970,530
Principal Financial Group, Inc.	100,000	5,295,000
Shinkong Insurance Co. Ltd.	100,000	128,048
Sony Financial Holdings, Inc.	1,000,000	23,024,178
Talanx AG	180,000	8,999,275
		800,515,200
Thrifts & Mortgage Finance - 0.3%
ASAX Co. Ltd.	1,035,600	6,781,411
Genworth MI Canada, Inc.	443,200	19,557,866
Genworth Mortgage Insurance Ltd.	3,250,899	7,922,991
Hingham Institution for Savings	10,100	2,114,839
		36,377,107

TOTAL FINANCIALS		1,941,424,694

HEALTH CARE - 18.4%
Biotechnology - 6.0%
AbbVie, Inc.	500,000	40,510,000
Alexion Pharmaceuticals, Inc. (a)	15,000	1,490,850
Amgen, Inc.	1,920,000	414,816,000
Biogen, Inc. (a)	100,000	26,885,000
Cell Biotech Co. Ltd.	375,000	5,203,107
Essex Bio-Technology Ltd.	2,500,000	1,712,236
Gilead Sciences, Inc.	1,816,600	114,809,120
United Therapeutics Corp. (a)	1,900,000	185,573,000
		790,999,313
Health Care Equipment & Supplies - 0.5%
A&T Corp.	90,000	1,251,223
Create Medic Co. Ltd.	35,000	346,495
Fukuda Denshi Co. Ltd.	625,000	42,389,366
InBody Co. Ltd.	5,000	86,796
Interojo Co. Ltd.	5,304	119,110
Kawasumi Laboratories, Inc.	100,000	972,163
Medikit Co. Ltd.	35,000	2,462,399
Meridian Bioscience, Inc.	25,000	246,000
Nakanishi, Inc.	300,000	5,351,508
Paramount Bed Holdings Co. Ltd.	75,000	3,104,719
Paul Hartmann AG (b)	1,000	314,970
Riverstone Holdings Ltd.	100,000	76,697
St.Shine Optical Co. Ltd.	900,000	12,128,751
Value Added Technology Co. Ltd.	75,000	1,928,920
Vieworks Co. Ltd.	25,000	740,598
		71,519,715
Health Care Providers & Services - 10.8%
Anthem, Inc.	2,450,000	649,936,009
CVS Health Corp.	2,700,030	183,116,035
EBOS Group Ltd.	487,300	7,479,766
Excelsior Medical Co. Ltd.	200,000	347,097
Hokuyaku Takeyama Holdings, Inc.	15,000	113,636
Humana, Inc.	448,600	150,837,264
Laboratory Corp. of America Holdings (a)	425,000	74,545,000
Quest Diagnostics, Inc.	375,000	41,501,250
Saint-Care Holding Corp.	375,000	1,628,064
Sigma Healthcare Ltd.	6,500,000	2,593,165
Tokai Corp.	375,000	9,071,642
Uchiyama Holdings Co. Ltd.	775,000	3,658,710
UnitedHealth Group, Inc.	900,000	245,205,000
Universal Health Services, Inc. Class B	300,000	41,133,000
Viemed Healthcare, Inc. (a)	25,000	131,291
Yagami, Inc.	5,000	85,653
		1,411,382,582
Health Care Technology - 0.1%
Pharmagest Interactive (b)	150,000	10,064,629
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	50,000	8,431,000
Pharmaceuticals - 0.9%
Allergan PLC	50,000	9,332,000
Apex Healthcare Bhd	3,000,000	1,657,533
Biofermin Pharmaceutical Co. Ltd.	100,000	2,200,027
Boiron SA	15,000	570,606
Bristol-Myers Squibb Co. rights (a)	1,550,000	5,394,000
Daito Pharmaceutical Co. Ltd.	210,000	6,760,678
Dawnrays Pharmaceutical Holdings Ltd.	22,505,000	4,138,589
Dong E-E-Jiao Co. Ltd. (A Shares)	10,000	48,376
DongKook Pharmaceutical Co. Ltd.	83,000	6,036,172
Genomma Lab Internacional SA de CV (a)	4,800,000	5,685,163
Huons Co. Ltd.	3,194	126,324
Kaken Pharmaceutical Co. Ltd.	10,000	527,317
Korea United Pharm, Inc.	130,000	1,779,124
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	12,792,200
Kyung Dong Pharmaceutical Co. Ltd.	50,000	333,161
Lee's Pharmaceutical Holdings Ltd.	10,200,000	5,483,492
Luye Pharma Group Ltd. (b)(e)	4,700,000	3,015,168
Nippon Chemiphar Co. Ltd.	75,010	2,053,002
Orient Europharma Co. Ltd.	200,000	341,931
PT Tempo Scan Pacific Tbk	500,000	47,183
Samjin Pharmaceutical Co. Ltd.	2,000	39,291
Sanofi SA sponsored ADR	200,000	9,654,000
Supernus Pharmaceuticals, Inc. (a)	15,000	343,050
Syngen Biotech Co. Ltd.	62,618	229,804
Taro Pharmaceutical Industries Ltd. (a)	350,000	28,234,500
Towa Pharmaceutical Co. Ltd.	450,000	10,275,459
Vetoquinol SA	10,000	643,249
Vivimed Labs Ltd. (a)	100,000	17,401
		117,758,800

TOTAL HEALTH CARE		2,410,156,039

INDUSTRIALS - 9.9%
Aerospace & Defense - 0.0%
Magellan Aerospace Corp.	200,000	2,127,853
SIFCO Industries, Inc. (a)	61,000	273,890
The Lisi Group	10,000	304,434
Vectrus, Inc. (a)	60,000	3,345,000
		6,051,177
Air Freight & Logistics - 0.1%
AIT Corp.	900,000	8,166,283
CTI Logistics Ltd.	456,843	241,468
Hub Group, Inc. Class A (a)	10,000	528,700
Onelogix Group Ltd.	4,600,100	827,549
SBS Co. Ltd.	250,000	4,157,074
		13,921,074
Building Products - 0.3%
InnoTec TSS AG	50,000	537,889
Installux SA	500	186,320
Kondotec, Inc.	46,300	475,260
KVK Corp.	75,000	1,096,095
Miyako, Inc.	20,000	169,770
Nichias Corp.	5,000	119,178
Nihon Dengi Co. Ltd.	350,000	11,331,108
Nihon Flush Co. Ltd.	50,000	1,218,807
Noda Corp.	400,000	2,911,388
Resideo Technologies, Inc. (a)	50,000	509,000
Sekisui Jushi Corp.	750,000	16,411,578
		34,966,393
Commercial Services & Supplies - 0.3%
Asia File Corp. Bhd	5,300,100	2,643,697
Calian Technologies Ltd.	309,000	9,993,350
Civeo Corp. (a)	2,916,700	3,908,378
CMC Corp.	15,000	298,945
Fursys, Inc.	200,000	4,731,259
Loomis AB (B Shares)	75,000	2,722,060
Matsuda Sangyo Co. Ltd.	150,000	2,128,573
Mitie Group PLC	1,750,898	3,072,729
Nippon Kanzai Co. Ltd.	20,000	356,042
Secom Joshinetsu Co. Ltd.	26,250	965,618
VSE Corp.	335,000	10,421,850
		41,242,501
Construction & Engineering - 0.7%
Arcadis NV	1,000,562	22,814,883
Argan, Inc.	5,000	210,550
Boustead Projs. Pte Ltd.	2,549,475	1,770,481
Boustead Singapore Ltd.	9,598,200	5,276,126
Daiichi Kensetsu Corp.	275,000	4,545,428
Geumhwa PSC Co. Ltd.	1,000	23,055
Hokuriku Electrical Construction Co. Ltd.	125,000	1,280,514
Joban Kaihatsu Co. Ltd. (b)	5,000	316,922
Kawasaki Setsubi Kogyo Co. Ltd.	175,000	765,844
Meisei Industrial Co. Ltd.	600,000	4,713,261
Mirait Holdings Corp.	47,000	701,901
Nakano Corp.	10,000	44,495
Nippon Rietec Co. Ltd.	1,041,046	12,417,248
Raiznext Corp.	1,925,000	22,330,800
Seikitokyu Kogyo Co. Ltd.	550,000	4,610,311
Shinnihon Corp.	75,000	624,362
Sinopec Engineering Group Co. Ltd. (H Shares)	100,000	53,885
Sumiken Mitsui Road Co. Ltd.	60,000	512,730
Sumitomo Densetsu Co. Ltd.	175,000	4,213,525
Watanabe Sato Co. Ltd.	60,000	1,262,656
		88,488,977
Electrical Equipment - 0.4%
Acuity Brands, Inc.	100,000	11,787,000
Aichi Electric Co. Ltd.	150,000	3,889,403
Aros Quality Group AB	853,205	18,966,217
BizLink Holding, Inc.	25,000	181,631
Canare Electric Co. Ltd.	95,000	1,601,884
Dewhurst PLC	25,000	371,391
Eaton Corp. PLC	100,000	9,447,000
Gerard Perrier Industrie SA	100	7,054
Hammond Power Solutions, Inc. Class A	529,700	2,913,870
Iwabuchi Corp.	10,000	808,688
Johnson Electric Holdings Ltd.	10,000	22,081
Regal Beloit Corp.	75,000	5,884,500
Terasaki Electric Co. Ltd.	110,000	1,050,816
		56,931,535
Industrial Conglomerates - 0.2%
Lifco AB	100,018	5,906,391
Mytilineos SA	875,000	9,005,486
Nolato AB (B Shares)	65,000	3,774,320
Reunert Ltd.	300,000	1,227,105
		19,913,302
Machinery - 0.8%
Aalberts Industries NV	5,000	219,148
Beijer Alma AB (B Shares)	1,000	15,166
Conrad Industries, Inc. (a)	22,800	256,500
Cummins, Inc.	27,000	4,319,190
Daihatsu Diesel Manufacturing Co. Ltd. (c)	3,184,000	18,640,755
Daiwa Industries Ltd.	1,100,000	11,592,022
Estic Corp.	70,000	3,314,728
Fuji Latex Co. Ltd.	35,000	644,669
Fujimak Corp. (c)	820,000	6,363,386
Fukushima Industries Corp.	100,000	3,582,872
Haitian International Holdings Ltd.	4,501,000	9,731,191
Hokuetsu Industries Co. Ltd.	1,000	11,575
Hosokawa Micron Corp.	10,000	458,755
Hy-Lok Corp.	150,000	1,948,809
Ihara Science Corp.	200,000	2,850,481
Impro Precision Industries Ltd. (e)	250,000	93,179
Koike Sanso Kogyo Co. Ltd.	35,000	792,898
Krones AG	15,000	1,140,381
Mitsuboshi Belting Ltd.	12,500	213,267
Nakanishi Manufacturing Co. Ltd.	250,000	2,541,678
Nansin Co. Ltd.	250,000	1,356,324
Sakura Rubber Co. Ltd.	41,100	2,419,630
Sansei Co. Ltd. (c)	850,000	2,706,543
Semperit AG Holding (a)(b)	300,000	4,065,777
SIMPAC, Inc.	2,325,000	4,944,981
Snap-On, Inc.	2,000	319,260
Suzumo Machinery Co. Ltd.	10,000	165,746
Teikoku Sen-I Co. Ltd.	550,000	12,350,072
The Hanshin Diesel Works Ltd.	30,000	636,910
Tocalo Co. Ltd.	400,000	3,984,667
Yamada Corp.	80,000	2,035,814
		103,716,374
Marine - 0.1%
Freight Management Holdings Bhd	1,500,000	219,175
Japan Transcity Corp.	1,400,000	6,158,322
SITC International Holdings Co. Ltd.	8,000,000	9,423,549
		15,801,046
Professional Services - 0.7%
ABIST Co. Ltd. (c)	260,000	6,100,486
Akka Technologies SA	600,000	41,855,547
Benext Group, Inc.	10,000	102,296
Bertrandt AG	200,000	11,578,482
Career Design Center Co. Ltd.	110,000	1,313,085
Cpl Resources PLC	50,000	465,801
McMillan Shakespeare Ltd.	2,500,000	21,379,037
Robert Half International, Inc.	50,000	2,908,500
SHL-JAPAN Ltd.	152,300	2,870,776
WDB Holdings Co. Ltd.	100,000	2,434,215
		91,008,225
Road & Rail - 0.8%
Autohellas SA (c)	2,600,000	22,203,181
Daqin Railway Co. Ltd. (A Shares)	42,000,622	46,261,774
Hamakyorex Co. Ltd.	212,000	6,375,915
Higashi Twenty One Co. Ltd.	200,000	992,404
Knight-Swift Transportation Holdings, Inc. Class A	4,900	181,692
Kyushu Railway Co.	200,000	6,543,867
NANSO Transport Co. Ltd.	125,000	1,377,485
Nikkon Holdings Co. Ltd.	100,000	2,307,253
SENKO Co. Ltd.	250,000	1,998,805
Shin-Keisei Electric Railway Co. Ltd.	35,000	777,974
STEF-TFE Group	95,000	8,723,787
The Hokkaido Chuo Bus Co. Ltd.	1,000	36,920
Tohbu Network Co. Ltd.	175,000	1,618,438
Utoc Corp.	1,600,000	8,252,632
		107,652,127
Trading Companies & Distributors - 5.4%
AerCap Holdings NV (a)	1,000,000	56,610,000
Alconix Corp.	18,000	219,572
Bergman & Beving AB (B Shares)	625,000	5,622,267
Canox Corp.	422,100	3,852,171
Chori Co. Ltd. (c)	1,566,400	30,718,273
Daiichi Jitsugyo Co. Ltd.	25,000	795,124
Green Cross Co. Ltd. (c)	612,000	5,278,510
HERIGE	60,000	1,916,438
Houston Wire & Cable Co. (a)(c)	1,348,500	5,367,030
Howden Joinery Group PLC	225,000	2,045,322
iMarketKorea, Inc.	35,000	270,756
Itochu Corp.	19,300,000	450,866,758
Kamei Corp. (c)	2,100,000	21,318,500
Latham James PLC	10,000	132,050
Lumax International Corp. Ltd.	1,588,740	3,942,353
Maruka Machinery Co. Ltd.	5,000	93,352
Meiwa Corp. (b)	1,425,000	7,734,491
Mitani Shoji Co. Ltd.	665,000	37,064,894
Mitsubishi Corp.	1,400,000	35,889,897
Momentum Group AB Class B	525,000	6,336,931
MSC Industrial Direct Co., Inc. Class A	10,000	680,700
Narasaki Sangyo Co. Ltd.	70,000	1,317,708
Nishikawa Keisoku Co. Ltd.	20,000	918,268
Okaya & Co. Ltd.	100	9,172
Pla Matels Corp.	300,000	1,662,911
Rasa Corp.	235,000	2,083,811
Sakai Trading Co. Ltd.	30,000	511,484
Sanyo Trading Co. Ltd.	58,800	733,272
Shinsho Corp.	100,000	2,375,206
Totech Corp.	1,000	24,715
Yamazen Co. Ltd.	100,000	926,499
Yuasa Trading Co. Ltd.	650,000	20,854,342
		708,172,777
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	3,000,000	1,677,476
Isewan Terminal Service Co. Ltd.	300,000	2,363,455
Meiko Transportation Co. Ltd.	100,000	1,108,986
Qingdao Port International Co. Ltd. (H Shares) (e)	16,000,000	10,378,810
		15,528,727

TOTAL INDUSTRIALS		1,303,394,235

INFORMATION TECHNOLOGY - 6.6%
Communications Equipment - 0.0%
Casa Systems, Inc. (a)	105,000	421,050
F5 Networks, Inc. (a)	15,000	1,831,800
HF Co. (a)(c)	225,000	1,210,251
		3,463,101
Electronic Equipment & Components - 0.9%
AAC Technology Holdings, Inc.	5,000	35,169
Daido Signal Co. Ltd.	400,000	2,227,462
Elematec Corp.	800,000	8,988,812
FLEXium Interconnect, Inc.	25,000	85,760
Forval Corp.	1,000	10,456
HAGIAWARA ELECTRIC Co. Ltd.	350,000	8,112,485
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,000,000	5,408,115
ITC Networks Corp.	5,000	72,877
Kingboard Chemical Holdings Ltd.	5,675,000	14,933,396
Kyosha Co. Ltd.	50,000	168,158
Lacroix SA (c)	376,493	11,691,388
Lagercrantz Group AB (B Shares)	10,000	163,085
Makus, Inc.	300,000	891,220
New Cosmos Electric Co. Ltd.	35,000	552,984
Nihon Denkei Co. Ltd.	50,000	583,912
PAX Global Technology Ltd.	8,500,000	3,938,823
Redington India Ltd.	5,172,013	8,303,815
Riken Kieki Co. Ltd.	550,000	10,677,357
Shibaura Electronics Co. Ltd.	225,000	5,897,586
Simplo Technology Co. Ltd.	1,400,000	14,604,929
SYNNEX Corp.	55,000	7,576,800
TE Connectivity Ltd.	1,000	92,180
Thinking Electronic Industries Co. Ltd.	1,500,000	4,307,082
VST Holdings Ltd.	20,335,700	9,789,727
		119,113,578
IT Services - 4.1%
All for One Steeb AG	10,000	605,541
Amdocs Ltd.	1,100,000	79,145,000
Avant Corp. (b)	300,000	2,764,700
Bouvet ASA	5,000	209,829
Cielo SA	3,400,000	5,612,945
Computer Services, Inc.	10,000	500,400
Data Applications Co. Ltd.	16,400	262,198
Data#3 Ltd.	800,001	2,398,399
Dimerco Data System Corp.	500,000	742,892
E-Credible Co. Ltd.	240,000	3,706,690
eClerx Services Ltd.	118,050	1,039,339
Enea Data AB (a)	210,000	3,588,383
Estore Corp. (b)(c)	302,600	2,896,856
Future Corp.	739,200	12,809,697
IFIS Japan Ltd.	175,000	1,132,433
Korea Information & Communication Co. Ltd. (a)	325,000	2,046,849
Neurones (b)	12,000	288,797
NIC, Inc.	200,000	3,946,000
Nice Information & Telecom, Inc.	132,413	3,141,813
Persistent Systems Ltd.	422,739	4,124,027
Societe Pour L'Informatique Industrielle SA	174,000	5,191,019
Softcreate Co. Ltd.	50,000	808,458
Sonata Software Ltd.	100,000	462,775
Sopra Steria Group	480,000	76,976,943
Tessi SA (b)(c)	199,798	27,476,661
The Western Union Co. (b)	10,850,000	291,865,000
TravelSky Technology Ltd. (H Shares)	350,000	757,403
		534,501,047
Semiconductors & Semiconductor Equipment - 0.1%
e-LITECOM Co. Ltd.	50,000	195,411
KLA-Tencor Corp.	18,750	3,107,625
Miraial Co. Ltd. (c)	600,000	6,884,061
Phison Electronics Corp.	750,000	7,778,169
Protec Co. Ltd.	5,352	72,783
		18,038,049
Software - 0.3%
8K Miles Software Services Ltd. (a)(d)	5,000	2,152
Cyient Ltd.	50,000	342,329
eBase Co. Ltd.	200,000	2,629,589
Ebix, Inc. (b)	300,000	10,329,000
Fukui Computer Holdings, Inc.	10,000	304,485
InfoVine Co. Ltd.	63,600	1,061,401
Integrated Research Ltd.	15,000	29,455
Jastec Co. Ltd.	110,000	1,081,532
KPIT Cummins Infosystems Ltd.	1,800,000	1,996,446
KPIT Engineering Ltd.	1,000,000	1,371,772
KSK Co., Ltd.	121,900	2,026,483
Linedata Services	10,000	323,843
Sinosoft Tech Group Ltd.	3,000,000	577,764
Software AG (Bearer)	10,000	334,379
System Research Co. Ltd.	50,000	825,967
Toho System Science Co. Ltd.	100,000	829,223
Uchida Esco Co. Ltd. (c)	275,000	10,592,946
Zensar Technologies Ltd.	500,000	1,194,424
		35,853,190
Technology Hardware, Storage & Peripherals - 1.2%
Bluecom Co. Ltd. (a)	55,000	171,035
Elecom Co. Ltd.	40,000	1,612,712
HP, Inc.	7,000,000	149,240,000
		151,023,747

TOTAL INFORMATION TECHNOLOGY		861,992,712

MATERIALS - 1.7%
Chemicals - 0.9%
Air Water, Inc.	100,000	1,373,512
C. Uyemura & Co. Ltd.	185,000	12,894,146
Celanese Corp. Class A	5,000	517,500
CF Industries Holdings, Inc.	100,400	4,044,112
Chokwang Paint Ltd.	50,000	215,672
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,000	265,589
Daishin-Chemical Co. Ltd. (c)	411,495	5,590,048
Dow, Inc.	16,666	767,803
Fuso Chemical Co. Ltd.	200,000	5,625,493
Hannong Chemicals, Inc. (c)	1,288,000	4,549,366
Insecticides (India) Ltd. (a)	53,200	409,766
Isamu Paint Co. Ltd. (b)	20,000	627,965
Jcu Corp.	5,000	141,856
Johnson Matthey PLC	5,000	171,995
Koatsu Gas Kogyo Co. Ltd.	200,000	1,461,534
KPC Holdings Corp.	12,000	507,002
KPX Green Chemical Co. Ltd.	60,204	168,841
Kukdong Oil & Chemicals Co. Ltd.	100,000	279,994
Kunsul Chemical Industrial Co. Ltd.	5,000	80,257
Kuriyama Holdings Corp.	200,000	1,301,352
Nippon Soda Co. Ltd.	160,000	4,305,692
NOF Corp.	275,000	8,951,863
Nutrien Ltd.	120,000	5,122,261
Okamoto Industries, Inc.	2,000	69,610
Scientex Bhd	4,051,200	8,948,818
T&K Toka Co. Ltd.	350,000	3,151,581
Tae Kyung Industrial Co. Ltd.	675,000	3,005,754
Thai Carbon Black PCL (For. Reg.) (a)	50,000	66,553
Thai Rayon PCL NVDR	250,000	211,041
Toho Acetylene Co. Ltd.	225,000	2,801,339
Westlake Chemical Corp.	25,000	1,530,000
Yara International ASA	850,000	30,994,950
Yip's Chemical Holdings Ltd.	3,500,000	1,102,693
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,000,000	4,609,293
		115,865,251
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	5,000	26,371
Ibstock PLC (e)	500,000	1,921,327
Imerys SA	10,000	433,417
Mitani Sekisan Co. Ltd.	250,000	8,844,364
Yamau Co. Ltd.	5,000	18,026
Yotai Refractories Co. Ltd.	225,000	1,432,947
		12,676,452
Containers & Packaging - 0.2%
AMVIG Holdings Ltd.	12,014,000	2,855,322
Chuoh Pack Industry Co. Ltd.	12,000	138,653
Groupe Guillin SA	10,000	165,692
Mayr-Melnhof Karton AG	150,000	20,628,330
Packaging Corp. of America	50,000	4,787,500
Showa Paxxs Corp.	1,000	18,224
The Pack Corp.	75,000	2,640,386
WestRock Co.	10,000	390,000
		31,624,107
Metals & Mining - 0.5%
ArcelorMittal SA Class A unit	200,000	2,932,000
Castings PLC	75,000	425,861
Chubu Steel Plate Co. Ltd.	458,800	2,967,462
CI Resources Ltd.	400,000	303,921
CK-SAN-ETSU Co. Ltd.	110,000	3,328,486
Compania de Minas Buenaventura SA sponsored ADR	350,000	4,525,500
Mount Gibson Iron Ltd. (b)	22,500,603	13,498,642
Orvana Minerals Corp. (a)	50,000	9,256
Pacific Metals Co. Ltd. (b)	650,999	12,189,034
Perenti Global Ltd.	21,000,770	21,288,157
Rio Tinto PLC sponsored ADR	100,000	5,343,000
Teck Resources Ltd. Class B (sub. vtg.)	50,000	646,063
Warrior Metropolitan Coal, Inc.	50,000	943,000
		68,400,382
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	5,000	83,511

TOTAL MATERIALS		228,649,703

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Arealink Co. Ltd.	50,000	536,104
Century21 Real Estate Japan Ltd.	10,000	116,094
Housecom Corp.	25,000	342,081
Japan Corporate Housing Service, Inc.	25,000	246,351
Jones Lang LaSalle, Inc.	752	127,705
Lai Sun Garment (International) Ltd.	205,117	239,589
LSL Property Services PLC	50,000	201,376
Nisshin Group Holdings Co. (c)	2,850,000	14,168,544
		15,977,844
UTILITIES - 1.8%
Electric Utilities - 1.2%
EVN AG	50,000	987,055
Fjordkraft Holding ASA (e)	650,000	4,466,213
Holding Co. ADMIE IPTO SA	25,000	64,186
PPL Corp.	4,100,134	148,383,849
Public Power Corp. of Greece (a)	25,000	116,173
		154,017,476
Gas Utilities - 0.6%
Busan City Gas Co. Ltd.	110,000	3,172,289
China Resource Gas Group Ltd.	2,000,000	10,541,120
Enagas SA	1,300,000	35,063,725
GAIL India Ltd. (a)	10,833,332	18,215,418
Hokuriku Gas Co.	75,000	2,094,740
Keiyo Gas Co. Ltd.	15,000	418,948
Seoul City Gas Co. Ltd.	100,000	6,036,388
YESCO Co. Ltd.	240,000	7,301,385
		82,844,013
Water Utilities - 0.0%
Manila Water Co., Inc.	500,000	119,146
Thessaloniki Water & Sewage SA (a)	100,000	515,708
		634,854

TOTAL UTILITIES		237,496,343

TOTAL COMMON STOCKS
(Cost $9,489,419,645)		11,585,547,760

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	15,000	1,011,465
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	148,400	3,371,648
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	100,036
Jungheinrich AG	1,000	21,981
		122,017

TOTAL INDUSTRIALS		3,493,665

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	550,000	7,734,515
UTILITIES - 0.1%
Electric Utilities - 0.1%
Companhia Paranaense de Energia-Copel (PN-B)	500,000	8,571,896
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,769,820)		20,811,541

Money Market Funds - 9.6%
Fidelity Cash Central Fund 1.58% (f)	928,149,574	928,335,204
Fidelity Securities Lending Cash Central Fund 1.59% (f)(g)	324,460,001	324,492,447
TOTAL MONEY MARKET FUNDS
(Cost $1,252,812,041)		1,252,827,651
TOTAL INVESTMENT IN SECURITIES - 98.2%
(Cost $10,754,001,506)		12,859,186,952
NET OTHER ASSETS (LIABILITIES) - 1.8%		240,230,250
NET ASSETS - 100%		$13,099,417,202

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,162,074 or 0.4% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,625,264
Fidelity Securities Lending Cash Central Fund	3,779,057
Total	$15,404,321

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
ABIST Co. Ltd.	$6,220,700	$251,051	$--	$208,140	$--	$(371,265)	$6,100,486
Autohellas SA	16,981,380	--	--	--	--	5,221,801	22,203,181
Carbo Ceramics, Inc.	3,021,056	--	--	--	--	(2,537,215)	483,841
Chori Co. Ltd.	24,549,242	--	--	381,265	--	6,169,031	30,718,273
Daihatsu Diesel Manufacturing Co. Ltd.	18,936,005	--	--	--	--	(295,250)	18,640,755
Daishin-Chemical Co. Ltd.	4,520,053	--	--	--	--	1,069,995	5,590,048
Estore Corp.	2,419,910	--	--	--	--	476,946	2,896,856
Fuji Corp.	13,234,779	--	--	233,309	--	229,751	13,464,530
Fujimak Corp.	6,082,728	--	--	--	--	280,658	6,363,386
G-Tekt Corp.	41,784,631	--	--	537,110	--	(858,470)	40,926,161
GameStop Corp. Class A	40,196,651	--	14,835,552	--	(45,538,033)	46,973,479	26,796,545
Gendai Agency, Inc.	3,383,123	--	--	80,099	--	(124,034)	3,259,089
GNC Holdings, Inc. Class A	12,354,368	--	--	--	--	356,376	12,710,744
Green Cross Co. Ltd.	5,887,490	16,836	--	--	--	(625,816)	5,278,510
Guess?, Inc.	88,474,295	--	7,010,292	1,135,373	(4,238,732)	25,850,264	103,075,535
Gwangju Shinsegae Co. Ltd.	14,164,458	--	--	244,110	--	(938,217)	13,226,241
Handsman Co. Ltd.	7,904,428	172,420	--	--	--	1,154,236	9,231,084
Hannong Chemicals, Inc.	4,247,540	--	--	111,175	--	301,826	4,549,366
HF Co.	1,320,098	--	--	--	--	(109,847)	1,210,251
Hibbett Sports, Inc.	21,165,520	--	--	--	--	7,338,914	28,504,434
Houston Wire & Cable Co.	6,270,525	--	--	--	--	(903,495)	5,367,030
Jinro Distillers Co. Ltd.	12,952,463	--	--	1,882,531	--	(1,293,705)	11,658,758
Kamei Corp.	21,523,118	--	--	247,328	--	(204,618)	21,318,500
Lacroix SA	7,856,261	--	--	--	--	3,835,127	11,691,388
MegaStudy Co. Ltd.	9,393,601	--	--	312,736	--	961,799	10,355,400
MegaStudyEdu Co. Ltd.	27,372,320	--	--	641,010	--	11,156,684	38,529,004
Miraial Co. Ltd.	7,770,935	--	--	46,648	--	(886,874)	6,884,061
Nisshin Group Holdings Co.	12,260,318	--	--	--	--	1,908,226	14,168,544
Peyto Exploration & Development Corp.	37,807,850	--	--	963,509	--	(10,565,986)	27,241,864
Sally Beauty Holdings, Inc.	82,440,000	--	--	--	--	9,660,000	92,100,000
Sansei Co. Ltd.	3,148,727	--	--	--	--	(442,184)	2,706,543
Satsudora Holdings Co. Ltd.	6,930,435	--	793,594	--	111,193	(263,206)	5,984,828
Southwestern Energy Co.	31,317,220	60,614,117	--	--	--	(13,022,980)	78,908,357
TBK Co. Ltd.	6,601,710	--	--	85,101	--	1,053,773	7,655,483
Tessi SA	26,983,519	--	--	--	--	493,142	27,476,661
Tokatsu Holdings Co. Ltd.	1,043,294	--	--	--	--	(12,951)	1,030,343
Treasure Factory Co. Ltd.	9,782,149	--	--	60,920	--	(3,210,468)	6,571,681
Uchida Esco Co. Ltd.	5,247,486	--	1,937,541	7,146	1,540,667	5,742,334	10,592,946
Unit Corp.	--	17,325,251	--	--	--	(15,166,331)	2,158,920
Yorozu Corp.	24,428,900	--	--	174,497	--	(101,369)	24,327,531
Zappallas, Inc.	3,116,095	--	--	--	--	375,621	3,491,716
Total	$681,095,381	$78,379,675	$24,576,979	$7,352,007	$(48,124,905)	$78,675,702	$765,448,874

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$626,908,644	$371,059,267	$255,849,377	$--
Consumer Discretionary	2,459,751,373	1,603,601,144	854,579,814	1,570,415
Consumer Staples	642,322,702	433,649,586	208,648,702	24,414
Energy	858,484,936	640,725,626	217,759,310	--
Financials	1,941,424,694	1,383,969,789	557,454,905	--
Health Care	2,410,156,039	2,249,401,986	160,754,053	--
Industrials	1,306,887,900	311,531,584	995,356,316	--
Information Technology	861,992,712	681,727,919	180,262,641	2,152
Materials	236,384,218	94,143,964	142,240,254	--
Real Estate	15,977,844	329,081	15,648,763	--
Utilities	246,068,239	198,168,805	47,899,434	--
Money Market Funds	1,252,827,651	1,252,827,651	--	--
Total Investments in Securities:	$12,859,186,952	$9,221,136,402	$3,636,453,569	$1,596,981

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	54.7%
Japan	18.1%
United Kingdom	4.3%
Korea (South)	3.6%
France	3.1%
China	2.0%
Canada	1.9%
Netherlands	1.6%
Cayman Islands	1.4%
India	1.0%
Others (Individually Less Than 1%)	8.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $301,220,302) — See accompanying schedule: Unaffiliated issuers (cost $8,488,265,685)	$10,840,910,427
Fidelity Central Funds (cost $1,252,812,041)	1,252,827,651
Other affiliated issuers (cost $1,012,923,780)	765,448,874
Total Investment in Securities (cost $10,754,001,506)		$12,859,186,952
Receivable for investments sold		11,882,687
Receivable for fund shares sold		534,511,589
Dividends receivable		17,320,379
Distributions receivable from Fidelity Central Funds		1,865,582
Other receivables		49,586
Total assets		13,424,816,775
Liabilities
Payable to custodian bank	$144
Payable for fund shares redeemed	184,561
Other payables and accrued expenses	732,646
Collateral on securities loaned	324,482,222
Total liabilities		325,399,573
Net Assets		$13,099,417,202
Net Assets consist of:
Paid in capital		$11,075,276,260
Total accumulated earnings (loss)		2,024,140,942
Net Assets		$13,099,417,202
Net Asset Value, offering price and redemption price per share ($13,099,417,202 ÷ 805,907,081 shares)		$16.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends (including $7,352,007 earned from other affiliated issuers)		$134,581,962
Income from Fidelity Central Funds (including $3,779,057 from security lending)		15,404,321
Total income		149,986,283
Expenses
Custodian fees and expenses	$304,428
Independent trustees' fees and expenses	42,059
Legal	80,305
Commitment fees	15,918
Total expenses before reductions	442,710
Expense reductions	(2,803)
Total expenses after reductions		439,907
Net investment income (loss)		149,546,376
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,798,986
Fidelity Central Funds	3,368
Other affiliated issuers	(48,124,905)
Foreign currency transactions	(60,072)
Total net realized gain (loss)		(40,382,623)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $498,213)	397,755,130
Fidelity Central Funds	1
Other affiliated issuers	78,675,702
Assets and liabilities in foreign currencies	(164,701)
Total change in net unrealized appreciation (depreciation)		476,266,132
Net gain (loss)		435,883,509
Net increase (decrease) in net assets resulting from operations		$585,429,885

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$149,546,376	$368,875,776
Net realized gain (loss)	(40,382,623)	653,606,646
Change in net unrealized appreciation (depreciation)	476,266,132	(1,769,991,548)
Net increase (decrease) in net assets resulting from operations	585,429,885	(747,509,126)
Distributions to shareholders	(689,965,124)	(1,141,976,315)
Share transactions
Proceeds from sales of shares	1,416,397,050	1,028,461,371
Reinvestment of distributions	689,965,124	1,141,976,315
Cost of shares redeemed	(2,491,501,421)	(1,211,905,746)
Net increase (decrease) in net assets resulting from share transactions	(385,139,247)	958,531,940
Total increase (decrease) in net assets	(489,674,486)	(930,953,501)
Net Assets
Beginning of period	13,589,091,688	14,520,045,189
End of period	$13,099,417,202	$13,589,091,688
Other Information
Shares
Sold	87,703,524	60,662,086
Issued in reinvestment of distributions	42,928,837	66,767,287
Redeemed	(152,204,412)	(72,582,611)
Net increase (decrease)	(21,572,051)	54,846,762

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Intrinsic Opportunities Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.42	$18.79	$17.30	$14.80	$15.58	$14.47
Income from Investment Operations
Net investment income (loss)A	.18	.44	.40	.23	.18	.24B
Net realized and unrealized gain (loss)	.51	(1.37)	1.91	2.50	(.16)	1.49
Total from investment operations	.69	(.93)	2.31	2.73	.02	1.73
Distributions from net investment income	(.45)	(.42)	(.28)	(.19)	(.23)	(.21)
Distributions from net realized gain	(.40)	(1.02)	(.54)	(.04)	(.58)	(.42)
Total distributions	(.86)C	(1.44)	(.82)	(.23)	(.80)D	(.62)E
Net asset value, end of period	$16.25	$16.42	$18.79	$17.30	$14.80	$15.58
Total ReturnF,G	4.27%	(5.13)%	13.82%	18.69%	.43%	12.35%
Ratios to Average Net AssetsH,I
Expenses before reductions	.01%J	.01%	.01%	.52%	.79%	.82%
Expenses net of fee waivers, if any	.01%J	.01%	.01%	.52%	.79%	.82%
Expenses net of all reductions	.01%J	.01%	- %K	.52%	.79%	.82%
Net investment income (loss)	2.26%J	2.61%	2.19%	1.48%	1.28%	1.60%B
Supplemental Data
Net assets, end of period (000 omitted)	$13,099,417	$13,589,092	$14,520,045	$4,948,389	$2,776,843	$2,619,363
Portfolio turnover rateL	9%J	27%	13%	35%M	14%	10%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.18%.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.453 and distributions from net realized gain of $.402 per share.

 D Total distributions of $.80 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.576 per share.

 E Total distributions of $.62 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.416 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Series Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,457,378,995
Gross unrealized depreciation	(1,391,155,548)
Net unrealized appreciation (depreciation)	$2,066,223,447
Tax cost	$10,792,963,505

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $525,686,720 and $1,286,510,861, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Intrinsic Opportunities Fund	$16,705

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $49,521.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,918 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $738,530. Total fees paid by the Fund to NFS, as lending agent, amounted to $336,871. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds., and includes $3,828 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,803.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Actual	.01%	$1,000.00	$1,042.70	$.05
Hypothetical-C		$1,000.00	$1,025.09	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Intrinsic Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and considered the fund's underperformance for different time periods ended June 30, 2019. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR undertakes to pay all operating expenses of the fund with certain exceptions.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through November 30, 2022.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

O2T-SANN-0320
1.951015.107

Fidelity Flex® Funds

Fidelity Flex® Intrinsic Opportunities Fund

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Anthem, Inc.	5.4
Amgen, Inc.	3.4
Itochu Corp.	3.3
John David Group PLC	2.7
MetLife, Inc.	2.6
The Western Union Co.	2.5
UnitedHealth Group, Inc.	2.0
Best Buy Co., Inc.	1.9
Lear Corp.	1.7
Synchrony Financial	1.7
27.2

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Health Care	21.2
Consumer Discretionary	20.4
Financials	15.8
Industrials	10.2
Information Technology	6.9

Asset Allocation (% of fund's net assets)

As of January 31, 2020*
Stocks	94.8%
Short-Term Investments and Net Other Assets (Liabilities)	5.2%

 * Foreign investments - 45.6%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	1,225	$72,814
Entertainment - 0.0%
GAMEVIL, Inc. (a)	7	162
Interactive Media & Services - 1.8%
Cars.com, Inc. (a)	741	8,647
Kakaku.com, Inc.	511	13,350
Yahoo! Japan Corp.	43,700	173,574
YY, Inc. ADR (a)	594	35,955
Zappallas, Inc. (a)	1,500	5,238
		236,764
Media - 2.4%
AMC Networks, Inc. Class A (a)	139	5,086
CBS Corp.:
Class A	528	20,053
Class B	107	3,652
Comcast Corp. Class A	3,729	161,056
Corus Entertainment, Inc. Class B (non-vtg.)	273	1,036
Discovery Communications, Inc.:
Class A (a)	2,557	74,818
Class B (a)	38	1,368
DISH Network Corp. Class A (a)	95	3,492
DMS, Inc.	300	6,072
F@N Communications, Inc.	400	1,623
Gendai Agency, Inc.	800	3,067
Hyundai HCN	4,802	15,120
Ipsos SA	7	227
Nippon BS Broadcasting Corp.	200	2,228
Nippon Television Network Corp.	147	1,986
Pico Far East Holdings Ltd.	6,000	1,623
Proto Corp.	200	2,511
Television Broadcasts Ltd.	2,700	4,134
WOWOW INC.	200	4,956
		314,108
Wireless Telecommunication Services - 0.2%
Okinawa Cellular Telephone Co.	500	20,103

TOTAL COMMUNICATION SERVICES		643,951

CONSUMER DISCRETIONARY - 20.4%
Auto Components - 5.2%
Adient PLC (a)	1,172	30,132
Cooper Tire & Rubber Co.	388	10,278
DaikyoNishikawa Corp.	500	3,413
DongAh Tire & Rubber Co. Ltd.	39	378
DTR Automotive Corp.	29	700
Eagle Industry Co. Ltd.	395	3,513
Fukoku Co. Ltd.	200	1,321
G-Tekt Corp.	2,700	38,772
Gentex Corp.	325	9,675
Hi-Lex Corp.	263	4,224
Hyundai Mobis	921	175,505
IJT Technology Holdings Co. Ltd.	1,800	10,760
INFAC Corp.	71	216
Lear Corp.	1,811	223,079
Linamar Corp.	2,106	69,383
Piolax, Inc.	1,100	19,455
Seoyon Co. Ltd.	345	1,096
Seoyon E-Hwa Co., Ltd.	946	3,890
Stanley Electric Co. Ltd.	100	2,576
Strattec Security Corp.	63	1,386
TBK Co. Ltd.	400	1,701
TPR Co. Ltd.	900	14,732
Yorozu Corp.	3,500	45,975
		672,160
Automobiles - 0.2%
Audi AG	25	22,236
Distributors - 0.1%
Doshisha Co. Ltd.	300	4,621
Harima-Kyowa Co. Ltd.	100	1,511
Nakayamafuku Co. Ltd.	100	492
Yagi & Co. Ltd.	500	7,740
		14,364
Diversified Consumer Services - 1.1%
Heian Ceremony Service Co. Ltd.	700	5,721
Kukbo Design Co. Ltd.	314	4,230
MegaStudy Co. Ltd.	2,610	24,866
MegaStudyEdu Co. Ltd.	2,515	92,425
Multicampus Co. Ltd.	135	3,898
Tsukada Global Holdings, Inc.	1,000	5,298
		136,438
Hotels, Restaurants & Leisure - 0.4%
Hiday Hidaka Corp.	196	3,546
Kura Sushi, Inc.	100	5,027
The Restaurant Group PLC	16,120	27,481
Wyndham Destinations, Inc.	277	13,443
		49,497
Household Durables - 1.6%
Ace Bed Co. Ltd.	200	6,272
Avantia Co. Ltd.	700	6,418
Cuckoo Holdings Co. Ltd.	100	8,791
Emak SpA	409	376
FJ Next Co. Ltd.	1,000	11,153
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	6,500	57,982
Hamilton Beach Brands Holding Co.:
Class A	104	1,643
Class B (a)	104	1,643
Helen of Troy Ltd. (a)	453	85,640
Mohawk Industries, Inc. (a)	24	3,160
Q.E.P. Co., Inc. (a)	24	407
Sanei Architecture Planning Co. Ltd.	600	8,208
Taylor Morrison Home Corp. (a)	396	10,248
Tupperware Brands Corp.	323	2,022
		203,963
Internet & Direct Marketing Retail - 0.0%
Aucnet, Inc.	100	1,094
CROOZ, Inc. (a)	100	1,006
Hyundai Home Shopping Network Corp.	7	438
NS Shopping Co. Ltd.	30	219
PetMed Express, Inc.	51	1,286
		4,043
Leisure Products - 0.1%
Brunswick Corp.	79	4,965
Mars Group Holdings Corp.	600	10,769
		15,734
Multiline Retail - 0.4%
Big Lots, Inc.	80	2,165
Grazziotin SA	200	1,379
Lifestyle China Group Ltd. (a)	19,000	5,083
Lifestyle International Holdings Ltd.	14,000	14,001
Macy's, Inc.	746	11,899
Treasure Factory Co. Ltd.	900	6,958
Watts Co. Ltd.	600	3,407
		44,892
Specialty Retail - 10.2%
ABC-MART, Inc.	100	6,416
Arc Land Sakamoto Co. Ltd.	600	6,597
AT-Group Co. Ltd.	837	13,904
AutoNation, Inc. (a)	480	20,371
Beacon Lighting Group Ltd.	17	12
Best Buy Co., Inc.	2,852	241,536
Dunelm Group PLC	244	3,734
Foot Locker, Inc.	53	2,012
Fuji Corp.	1,699	32,412
GameStop Corp. Class A	10,016	38,461
Genesco, Inc. (a)	187	7,353
GNC Holdings, Inc. Class A (a)	6,327	13,540
Goldlion Holdings Ltd.	13,000	3,620
Guess?, Inc.	7,656	162,996
Handsman Co. Ltd.	800	9,938
Hibbett Sports, Inc. (a)	1,226	30,380
Hour Glass Ltd.	27,200	15,310
JB Hi-Fi Ltd.	781	20,539
John David Group PLC	31,846	345,589
K's Holdings Corp.	3,800	46,143
Ku Holdings Co. Ltd.	600	4,914
Lookers PLC	764	557
Mandarake, Inc.	100	532
Nafco Co. Ltd.	200	2,572
Nitori Holdings Co. Ltd.	600	93,241
Oriental Watch Holdings Ltd.	4,000	961
Padini Holdings Bhd	1,800	1,453
Sacs Bar Holdings, Inc.	400	3,135
Sally Beauty Holdings, Inc. (a)	6,392	98,117
Samse SA	46	8,520
Silvano Fashion Group A/S	7	17
The Buckle, Inc.	666	16,257
Tokatsu Holdings Co. Ltd.	100	412
Truworths International Ltd.	228	670
Urban Outfitters, Inc. (a)	80	2,048
Vita Group Ltd.	18	14
Williams-Sonoma, Inc.	906	63,492
		1,317,775
Textiles, Apparel & Luxury Goods - 1.1%
Best Pacific International Holdings Ltd.	2,000	544
Capri Holdings Ltd. (a)	2,131	63,845
Embry Holdings Ltd.	1,000	185
Ff Group (a)(b)	2,761	3,675
Fossil Group, Inc. (a)	3,523	23,710
Grendene SA	300	803
Kontoor Brands, Inc.	34	1,297
Magni-Tech Industries Bhd	12,000	7,165
Sakai Ovex Co. Ltd.	200	3,284
Sitoy Group Holdings Ltd.	6,000	728
Tapestry, Inc.	887	22,858
Ted Baker PLC	394	1,162
Texwinca Holdings Ltd.	2,000	423
Youngone Holdings Co. Ltd.	176	6,083
Yue Yuen Industrial (Holdings) Ltd.	2,500	6,951
		142,713

TOTAL CONSUMER DISCRETIONARY		2,623,815

CONSUMER STAPLES - 5.0%
Beverages - 1.1%
A.G. Barr PLC	555	4,434
Britvic PLC	6,624	80,953
C&C Group PLC (United Kingdom)	309	1,461
Jinro Distillers Co. Ltd.	1,105	27,992
Lucas Bols BV (c)	82	1,228
Olvi PLC (A Shares)	68	2,941
Spritzer Bhd	200	106
Willamette Valley Vineyards, Inc. (a)	3	21
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	11,500	22,894
		142,030
Food & Staples Retailing - 1.9%
Amsterdam Commodities NV	594	13,637
Belc Co. Ltd.	100	5,334
Dong Suh Companies, Inc.	600	8,118
Genky DrugStores Co. Ltd.	800	14,477
Halows Co. Ltd.	100	2,501
Kroger Co.	1,225	32,904
MARR SpA	832	17,809
OM2 Network Co. Ltd.	200	2,351
Retail Partners Co. Ltd.	800	5,991
Satsudora Holdings Co. Ltd.	300	5,130
Shoei Foods Corp.	100	3,353
United Natural Foods, Inc. (a)	392	2,822
Valor Holdings Co. Ltd.	600	10,485
Walgreens Boots Alliance, Inc.	2,450	124,583
		249,495
Food Products - 1.6%
Ajinomoto Malaysia Bhd	2,200	7,625
Armanino Foods of Distinction	402	1,307
Bell AG	76	19,844
Binggrea Co. Ltd.	10	441
Cal-Maine Foods, Inc.	95	3,391
Carr's Group PLC	4,948	10,323
Changshouhua Food Co. Ltd.	1,000	341
Cranswick PLC	440	20,754
Fresh Del Monte Produce, Inc.	1,405	44,089
Ingredion, Inc.	320	28,160
Kaneko Seeds Co. Ltd.	100	1,169
Kaveri Seed Co. Ltd.	213	1,409
Lassonde Industries, Inc. Class A (sub. vtg.)	120	12,744
London Biscuits Bhd (a)(b)	3,375	16
Pickles Corp.	100	2,452
Prima Meat Packers Ltd.	1,228	27,144
S Foods, Inc.	600	14,428
Select Harvests Ltd.	951	5,397
Thai President Foods PCL	43	270
Thai Wah PCL	300	39
Toyo Sugar Refining Co. Ltd.	200	2,199
Tyson Foods, Inc. Class A	16	1,322
Valsoia SpA	42	550
		205,414
Personal Products - 0.2%
Asaleo Care Ltd. (a)	682	492
Hengan International Group Co. Ltd.	3,633	26,463
		26,955
Tobacco - 0.2%
KT&G Corp.	256	20,272
Scandinavian Tobacco Group A/S (c)	380	4,983
		25,255

TOTAL CONSUMER STAPLES		649,149

ENERGY - 6.3%
Energy Equipment & Services - 0.5%
AKITA Drilling Ltd. Class A (non-vtg.)	170	128
Carbo Ceramics, Inc. (a)	4,436	909
COVIA Corp. (a)	1,142	1,827
Geospace Technologies Corp. (a)	562	7,536
Liberty Oilfield Services, Inc. Class A	842	7,140
Prosafe ASA (a)	68	21
Smart Sand, Inc. (a)	617	1,253
Tidewater, Inc. (a)	89	1,351
Tidewater, Inc. warrants 11/14/24 (a)	50	16
Transocean Ltd. (United States) (a)	2,136	9,740
Valaris PLC Class A	5,875	30,021
		59,942
Oil, Gas & Consumable Fuels - 5.8%
Alvopetro Energy Ltd. (a)	1,900	1,077
Baytex Energy Corp. (a)	7,058	7,680
Berry Petroleum Corp.	165	1,130
Birchcliff Energy Ltd.	7,203	9,525
Bonanza Creek Energy, Inc. (a)	214	3,893
Bonavista Energy Corp.	34	13
Bonterra Energy Corp.	617	1,557
China Petroleum & Chemical Corp.:
(H Shares)	214,667	113,048
sponsored ADR (H Shares)	47	2,464
Cimarex Energy Co.	27	1,185
CNOOC Ltd. sponsored ADR	111	16,761
ConocoPhillips Co.	2,717	161,471
Contango Oil & Gas Co. (a)	170	665
Denbury Resources, Inc. (a)	15,980	15,740
Husky Energy, Inc.	5,609	36,492
Imperial Oil Ltd.	761	18,045
International Seaways, Inc. (a)	59	1,313
Motor Oil (HELLAS) Corinth Refineries SA	285	6,069
NACCO Industries, Inc. Class A	156	7,354
Oil & Natural Gas Corp. Ltd.	55,145	83,677
Oil India Ltd.	12	22
PDC Energy, Inc. (a)	56	1,209
Peyto Exploration & Development Corp.	21,608	47,187
San-Ai Oil Co. Ltd.	200	1,996
Sinopec Kantons Holdings Ltd.	10,000	3,892
Southwestern Energy Co. (a)	12,392	19,455
Thai Oil PCL (For. Reg.)	400	660
Total SA sponsored ADR	3,565	173,223
Tsakos Energy Navigation Ltd.	307	952
Unit Corp. (a)	5,133	2,052
World Fuel Services Corp.	223	8,724
		748,531

TOTAL ENERGY		808,473

FINANCIALS - 15.8%
Banks - 3.4%
Bar Harbor Bankshares	346	7,612
Central Valley Community Bancorp	17	319
Citizens Financial Services, Inc.	8	512
Community Trust Bancorp, Inc.	31	1,356
East West Bancorp, Inc.	959	43,961
Erste Group Bank AG	3	110
F & M Bank Corp.	214	6,206
First Hawaiian, Inc.	158	4,591
Gunma Bank Ltd.	5,315	17,084
Hiroshima Bank Ltd.	1,216	5,460
JPMorgan Chase & Co.	28	3,706
Mitsubishi UFJ Financial Group, Inc.	16,183	83,094
NIBC Holding NV (c)	1,046	9,594
Nordea Bank ABP (Stockholm Stock Exchange)	69	544
OFG Bancorp	1,983	39,085
Ogaki Kyoritsu Bank Ltd.	100	2,059
San ju San Financial Group, Inc.	332	4,787
Shinsei Bank Ltd.	700	10,718
Skandiabanken ASA (c)	984	7,499
Sparebank 1 Oestlandet	1,109	11,756
Sumitomo Mitsui Financial Group, Inc.	3,867	135,961
Texas Capital Bancshares, Inc. (a)	216	11,871
The Keiyo Bank Ltd.	658	3,478
The San-In Godo Bank Ltd.	1,675	9,186
Unicaja Banco SA (c)	5,704	5,703
Van Lanschot NV (Bearer)	55	1,169
Yamaguchi Financial Group, Inc.	1,838	11,065
		438,486
Capital Markets - 1.2%
ABG Sundal Collier ASA	1,023	443
Diamond Hill Investment Group, Inc.	17	2,393
Edify SA (a)	7	400
Goldman Sachs Group, Inc.	480	114,120
Lazard Ltd. Class A	53	2,224
Morgan Stanley	533	27,855
		147,435
Consumer Finance - 3.1%
Aeon Credit Service (Asia) Co. Ltd.	12,000	9,292
Discover Financial Services	1,944	146,053
Green Dot Corp. Class A (a)	55	1,654
Santander Consumer U.S.A. Holdings, Inc.	932	24,810
Synchrony Financial	6,658	215,786
		397,595
Diversified Financial Services - 1.2%
AXA Equitable Holdings, Inc.	533	12,803
Fuyo General Lease Co. Ltd.	500	31,187
IBJ Leasing Co. Ltd.	163	4,859
NICE Holdings Co. Ltd.	256	4,730
Ricoh Leasing Co. Ltd.	1,000	37,358
Tokyo Century Corp.	1,300	66,130
		157,067
Insurance - 6.4%
AFLAC, Inc.	3,995	206,022
ASR Nederland NV	951	35,480
Db Insurance Co. Ltd.	1,361	48,005
Genworth Financial, Inc. Class A	15,670	64,247
Hyundai Fire & Marine Insurance Co. Ltd.	500	9,141
Kansas City Life Insurance Co.	1	32
MetLife, Inc.	6,818	338,923
National Western Life Group, Inc.	31	8,246
NN Group NV	1,922	66,932
Power Corp. of Canada (sub. vtg.)	570	14,222
Principal Financial Group, Inc.	120	6,354
Sony Financial Holdings, Inc.	900	20,722
Talanx AG	200	9,999
		828,325
Thrifts & Mortgage Finance - 0.5%
ASAX Co. Ltd.	1,000	6,548
Genworth MI Canada, Inc.	1,080	47,659
Genworth Mortgage Insurance Ltd.	3,605	8,786
Hingham Institution for Savings	14	2,931
		65,924

TOTAL FINANCIALS		2,034,832

HEALTH CARE - 21.2%
Biotechnology - 7.2%
AbbVie, Inc.	665	53,878
Alexion Pharmaceuticals, Inc. (a)	16	1,590
Amgen, Inc.	2,051	443,119
Biogen, Inc. (a)	404	108,615
Cell Biotech Co. Ltd.	360	4,995
Essex Bio-Technology Ltd.	2,000	1,370
Gilead Sciences, Inc.	1,935	122,292
United Therapeutics Corp. (a)	2,024	197,684
		933,543
Health Care Equipment & Supplies - 0.5%
Fukuda Denshi Co. Ltd.	600	40,694
Medikit Co. Ltd.	100	7,035
Nakanishi, Inc.	300	5,352
Paramount Bed Holdings Co. Ltd.	100	4,140
Riverstone Holdings Ltd.	100	77
St.Shine Optical Co. Ltd.	1,000	13,476
Value Added Technology Co. Ltd.	52	1,337
		72,111
Health Care Providers & Services - 11.7%
Anthem, Inc.	2,610	692,383
CVS Health Corp.	2,930	198,713
EBOS Group Ltd.	600	9,210
Humana, Inc.	478	160,723
Laboratory Corp. of America Holdings (a)	453	79,456
Quest Diagnostics, Inc.	400	44,268
Saint-Care Holding Corp.	300	1,302
Sigma Healthcare Ltd.	11,412	4,553
Tokai Corp.	300	7,257
Uchiyama Holdings Co. Ltd.	700	3,305
UnitedHealth Group, Inc.	959	261,280
Universal Health Services, Inc. Class B	320	43,875
		1,506,325
Health Care Technology - 0.1%
Pharmagest Interactive	166	11,138
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	55	9,274
Pharmaceuticals - 1.6%
Allergan PLC	53	9,892
Apex Healthcare Bhd	2,000	1,105
Biofermin Pharmaceutical Co. Ltd.	100	2,200
Bristol-Myers Squibb Co.	1,473	92,725
Bristol-Myers Squibb Co. rights (a)	1,473	5,126
Daito Pharmaceutical Co. Ltd.	200	6,439
Dawnrays Pharmaceutical Holdings Ltd.	28,534	5,247
DongKook Pharmaceutical Co. Ltd.	114	8,291
Genomma Lab Internacional SA de CV (a)	6,900	8,172
Korea United Pharm, Inc.	90	1,232
Lee's Pharmaceutical Holdings Ltd.	9,500	5,107
Luye Pharma Group Ltd. (c)	7,000	4,491
Nippon Chemiphar Co. Ltd.	100	2,737
PT Tempo Scan Pacific Tbk	300	28
Sanofi SA sponsored ADR	190	9,171
Taro Pharmaceutical Industries Ltd. (a)	373	30,090
Towa Pharmaceutical Co. Ltd.	500	11,417
Vetoquinol SA	7	450
Vivimed Labs Ltd. (a)	200	35
		203,955

TOTAL HEALTH CARE		2,736,346

INDUSTRIALS - 10.2%
Aerospace & Defense - 0.0%
SIFCO Industries, Inc. (a)	25	112
The Lisi Group	3	91
Vectrus, Inc. (a)	57	3,178
		3,381
Air Freight & Logistics - 0.1%
AIT Corp.	1,000	9,074
CTI Logistics Ltd.	304	161
Hub Group, Inc. Class A (a)	26	1,375
Onelogix Group Ltd.	2,727	491
SBS Co. Ltd.	300	4,988
		16,089
Building Products - 0.3%
InnoTec TSS AG	33	355
Nihon Dengi Co. Ltd.	300	9,712
Noda Corp.	700	5,095
Resideo Technologies, Inc. (a)	116	1,181
Sekisui Jushi Corp.	700	15,317
		31,660
Commercial Services & Supplies - 0.4%
Asia File Corp. Bhd	2,400	1,197
Calian Technologies Ltd.	543	17,561
Civeo Corp. (a)	6,970	9,340
Loomis AB (B Shares)	118	4,283
Matsuda Sangyo Co. Ltd.	100	1,419
Mitie Group PLC	2,793	4,902
VSE Corp.	439	13,657
		52,359
Construction & Engineering - 0.6%
Arcadis NV	951	21,685
Boustead Projs. Pte Ltd.	1,700	1,181
Boustead Singapore Ltd.	9,100	5,002
Geumhwa PSC Co. Ltd.	1	23
Meisei Industrial Co. Ltd.	600	4,713
Nippon Rietec Co. Ltd.	1,300	15,506
Raiznext Corp.	1,800	20,881
Seikitokyu Kogyo Co. Ltd.	500	4,191
Shinnihon Corp.	100	832
Sumitomo Densetsu Co. Ltd.	155	3,732
		77,746
Electrical Equipment - 0.8%
Acuity Brands, Inc.	107	12,612
Aichi Electric Co. Ltd.	100	2,593
Aros Quality Group AB	2,048	45,526
Canare Electric Co. Ltd.	130	2,192
Eaton Corp. PLC	285	26,924
Hammond Power Solutions, Inc. Class A	771	4,241
Regal Beloit Corp.	94	7,375
		101,463
Industrial Conglomerates - 0.2%
Lifco AB	125	7,382
Mytilineos SA	971	9,994
Nolato AB (B Shares)	24	1,394
Reunert Ltd.	205	839
		19,609
Machinery - 0.7%
Conrad Industries, Inc. (a)	1	11
Cummins, Inc.	26	4,159
Daihatsu Diesel Manufacturing Co. Ltd.	900	5,269
Daiwa Industries Ltd.	1,200	12,646
Estic Corp.	100	4,735
Fujimak Corp.	1,100	8,536
Fukushima Industries Corp.	100	3,583
Haitian International Holdings Ltd.	5,000	10,810
Hy-Lok Corp.	68	883
Ihara Science Corp.	463	6,599
Nansin Co. Ltd.	200	1,085
Sakura Rubber Co. Ltd.	100	5,887
Sansei Co. Ltd.	1,000	3,184
Semperit AG Holding (a)	375	5,082
SIMPAC, Inc.	2,900	6,168
Teikoku Sen-I Co. Ltd.	600	13,473
		92,110
Marine - 0.1%
Japan Transcity Corp.	1,743	7,667
SITC International Holdings Co. Ltd.	7,000	8,246
		15,913
Professional Services - 0.7%
ABIST Co. Ltd.	332	7,790
Akka Technologies SA	570	39,763
Bertrandt AG	190	11,000
Career Design Center Co. Ltd.	100	1,194
McMillan Shakespeare Ltd.	2,342	20,028
Robert Half International, Inc.	48	2,792
SHL-JAPAN Ltd.	200	3,770
WDB Holdings Co. Ltd.	200	4,868
		91,205
Road & Rail - 0.8%
Autohellas SA	2,472	21,110
Daqin Railway Co. Ltd. (A Shares)	39,900	43,948
Hamakyorex Co. Ltd.	200	6,015
Higashi Twenty One Co. Ltd.	100	496
Kyushu Railway Co.	200	6,544
Nikkon Holdings Co. Ltd.	132	3,046
SENKO Co. Ltd.	200	1,599
STEF-TFE Group	100	9,183
Tohbu Network Co. Ltd.	100	925
Utoc Corp.	1,500	7,737
		100,603
Trading Companies & Distributors - 5.4%
AerCap Holdings NV (a)	951	53,836
Bergman & Beving AB (B Shares)	594	5,343
Canox Corp.	400	3,650
Chori Co. Ltd.	1,000	19,611
Green Cross Co. Ltd.	1,000	8,625
HERIGE	41	1,310
Houston Wire & Cable Co. (a)	1,796	7,148
Howden Joinery Group PLC	102	927
iMarketKorea, Inc.	7	54
Itochu Corp.	18,354	428,767
Kamei Corp.	2,007	20,374
Lumax International Corp. Ltd.	2,000	4,963
Meiwa Corp.	1,600	8,684
Mitani Shoji Co. Ltd.	600	33,442
Mitsubishi Corp.	1,300	33,326
Momentum Group AB Class B	582	7,025
MSC Industrial Direct Co., Inc. Class A	19	1,293
Pla Matels Corp.	200	1,109
Rasa Corp.	100	887
Shinsho Corp.	132	3,135
Yuasa Trading Co. Ltd.	1,600	51,334
		694,843
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd.	200	1,576
Qingdao Port International Co. Ltd. (H Shares) (c)	15,583	10,108
		11,684

TOTAL INDUSTRIALS		1,308,665

INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	16	1,954
HF Co. (a)	153	823
		2,777
Electronic Equipment & Components - 0.8%
Daido Signal Co. Ltd.	400	2,227
Elematec Corp.	1,600	17,978
HAGIAWARA ELECTRIC Co. Ltd.	300	6,954
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,000	5,408
Kingboard Chemical Holdings Ltd.	5,500	14,473
Lacroix SA	163	5,062
Makus, Inc.	205	609
PAX Global Technology Ltd.	13,000	6,024
Redington India Ltd.	4,900	7,867
Riken Kieki Co. Ltd.	600	11,648
Simplo Technology Co. Ltd.	1,000	10,432
SYNNEX Corp.	62	8,541
Thinking Electronic Industries Co. Ltd.	1,000	2,871
		100,094
IT Services - 4.5%
Amdocs Ltd.	1,225	88,139
Avant Corp.	400	3,686
Cielo SA	3,800	6,273
Computer Services, Inc.	6	300
Data#3 Ltd.	341	1,022
E-Credible Co. Ltd.	204	3,151
eClerx Services Ltd.	287	2,527
Enea Data AB (a)	331	5,656
Estore Corp.	200	1,915
Future Corp.	800	13,863
Korea Information & Communication Co. Ltd. (a)	280	1,763
Neurones	7	168
NIC, Inc.	190	3,749
Nice Information & Telecom, Inc.	100	2,373
Persistent Systems Ltd.	300	2,927
Sopra Steria Group	456	73,128
Tessi SA (d)	375	51,571
The Western Union Co.	11,825	318,093
		580,304
Semiconductors & Semiconductor Equipment - 0.2%
e-LITECOM Co. Ltd.	34	133
KLA-Tencor Corp.	18	2,983
Miraial Co. Ltd.	600	6,884
Phison Electronics Corp.	1,000	10,371
		20,371
Software - 0.2%
eBase Co. Ltd.	400	5,259
Ebix, Inc.	327	11,259
InfoVine Co. Ltd.	43	718
Jastec Co. Ltd.	100	983
KPIT Cummins Infosystems Ltd.	3,700	4,104
KPIT Engineering Ltd.	1,100	1,509
KSK Co., Ltd.	100	1,662
Uchida Esco Co. Ltd.	96	3,698
Zensar Technologies Ltd.	1,000	2,389
		31,581
Technology Hardware, Storage & Peripherals - 1.2%
HP, Inc.	7,457	158,983

TOTAL INFORMATION TECHNOLOGY		894,110

MATERIALS - 1.7%
Chemicals - 0.9%
C. Uyemura & Co. Ltd.	200	13,940
Celanese Corp. Class A	12	1,242
CF Industries Holdings, Inc.	191	7,693
Chokwang Paint Ltd.	34	147
Daishin-Chemical Co. Ltd.	603	8,192
Dow, Inc.	27	1,244
Fuso Chemical Co. Ltd.	200	5,625
KPX Green Chemical Co. Ltd.	40	112
Kuriyama Holdings Corp.	200	1,301
Nippon Soda Co. Ltd.	150	4,037
NOF Corp.	300	9,766
Nutrien Ltd.	114	4,866
Scientex Bhd	3,900	8,615
T&K Toka Co. Ltd.	600	5,403
Tae Kyung Industrial Co. Ltd.	614	2,734
Toho Acetylene Co. Ltd.	200	2,490
Westlake Chemical Corp.	27	1,652
Yara International ASA	808	29,463
Yip's Chemical Holdings Ltd.	2,000	630
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	3,000	6,914
		116,066
Construction Materials - 0.0%
Ibstock PLC (c)	334	1,283
Mitani Sekisan Co. Ltd.	200	7,075
		8,358
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	18,000	4,278
Mayr-Melnhof Karton AG	139	19,116
Packaging Corp. of America	48	4,596
The Pack Corp.	200	7,041
		35,031
Metals & Mining - 0.5%
ArcelorMittal SA Class A unit	190	2,785
Castings PLC	51	290
Chubu Steel Plate Co. Ltd.	300	1,940
CI Resources Ltd.	16	12
CK-SAN-ETSU Co. Ltd.	100	3,026
Compania de Minas Buenaventura SA sponsored ADR	481	6,219
Mount Gibson Iron Ltd.	21,438	12,861
Orvana Minerals Corp. (a)	34	6
Pacific Metals Co. Ltd.	600	11,234
Perenti Global Ltd.	20,008	20,282
Rio Tinto PLC sponsored ADR	123	6,572
Teck Resources Ltd. Class B (sub. vtg.)	7	90
Warrior Metropolitan Coal, Inc.	61	1,150
		66,467

TOTAL MATERIALS		225,922

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Nisshin Group Holdings Co.	2,700	13,423
UTILITIES - 2.0%
Electric Utilities - 1.3%
EVN AG	7	138
Fjordkraft Holding ASA (c)	913	6,273
Holding Co. ADMIE IPTO SA	17	44
PPL Corp.	4,368	158,078
Public Power Corp. of Greece (a)	17	79
		164,612
Gas Utilities - 0.7%
Busan City Gas Co. Ltd.	110	3,172
China Resource Gas Group Ltd.	2,000	10,541
Enagas SA	1,616	43,587
GAIL India Ltd. (a)	10,300	17,319
Hokuriku Gas Co.	100	2,793
Seoul City Gas Co. Ltd.	76	4,588
YESCO Co. Ltd.	276	8,397
		90,397
Water Utilities - 0.0%
Manila Water Co., Inc.	300	71

TOTAL UTILITIES		255,080

TOTAL COMMON STOCKS
(Cost $11,608,068)		12,193,766

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	160	3,635
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	7	70

TOTAL INDUSTRIALS		3,705

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	523	7,355
UTILITIES - 0.1%
Electric Utilities - 0.1%
Companhia Paranaense de Energia-Copel (PN-B)	500	8,572
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $14,472)		19,632

Money Market Funds - 5.0%
Fidelity Cash Central Fund 1.58% (e)	629,096	629,221
Fidelity Securities Lending Cash Central Fund 1.59% (e)(f)	17,537	17,539
TOTAL MONEY MARKET FUNDS
(Cost $646,760)		646,760
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $12,269,300)		12,860,158
NET OTHER ASSETS (LIABILITIES) - 0.2%		26,176
NET ASSETS - 100%		$12,886,334

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,162 or 0.4% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,240
Fidelity Securities Lending Cash Central Fund	4,197
Total	$13,437

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$643,951	$388,204	$255,747	$--
Consumer Discretionary	2,623,815	1,703,251	916,889	3,675
Consumer Staples	649,149	430,260	218,873	16
Energy	808,473	605,178	203,295	--
Financials	2,034,832	1,504,638	530,194	--
Health Care	2,736,346	2,583,914	152,432	--
Industrials	1,312,370	368,185	944,185	--
Information Technology	894,110	736,682	157,428	--
Materials	233,277	95,622	137,655	--
Real Estate	13,423	--	13,423	--
Utilities	263,652	216,771	46,881	--
Money Market Funds	646,760	646,760	--	--
Total Investments in Securities:	$12,860,158	$9,279,465	$3,577,002	$3,691

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	54.4%
Japan	17.5%
United Kingdom	4.3%
Korea (South)	3.8%
France	3.0%
Canada	2.4%
China	2.0%
Netherlands	1.6%
Cayman Islands	1.5%
Bermuda	1.0%
Others (Individually Less Than 1%)	8.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,765) — See accompanying schedule: Unaffiliated issuers (cost $11,622,540)	$12,213,398
Fidelity Central Funds (cost $646,760)	646,760
Total Investment in Securities (cost $12,269,300)		$12,860,158
Cash		18,287
Foreign currency held at value (cost $659)		657
Receivable for fund shares sold		6,053
Dividends receivable		17,928
Distributions receivable from Fidelity Central Funds		1,727
Total assets		12,904,810
Liabilities
Payable for fund shares redeemed	$947
Collateral on securities loaned	17,529
Total liabilities		18,476
Net Assets		$12,886,334
Net Assets consist of:
Paid in capital		$12,644,519
Total accumulated earnings (loss)		241,815
Net Assets		$12,886,334
Net Asset Value, offering price and redemption price per share ($12,886,334 ÷ 1,134,755 shares)		$11.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$152,669
Income from Fidelity Central Funds (including $4,197 from security lending)		13,437
Total income		166,106
Expenses
Independent trustees' fees and expenses	$49
Commitment fees	17
Total expenses		66
Net investment income (loss)		166,040
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(249,190)
Fidelity Central Funds	(1)
Foreign currency transactions	(1,109)
Total net realized gain (loss)		(250,300)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $10)	661,185
Assets and liabilities in foreign currencies	(169)
Total change in net unrealized appreciation (depreciation)		661,016
Net gain (loss)		410,716
Net increase (decrease) in net assets resulting from operations		$576,756

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$166,040	$608,093
Net realized gain (loss)	(250,300)	211,432
Change in net unrealized appreciation (depreciation)	661,016	(2,492,101)
Net increase (decrease) in net assets resulting from operations	576,756	(1,672,576)
Distributions to shareholders	(475,154)	(762,655)
Share transactions
Proceeds from sales of shares	1,192,930	5,505,397
Reinvestment of distributions	475,154	762,655
Cost of shares redeemed	(5,337,549)	(18,015,690)
Net increase (decrease) in net assets resulting from share transactions	(3,669,465)	(11,747,638)
Total increase (decrease) in net assets	(3,567,863)	(14,182,869)
Net Assets
Beginning of period	16,454,197	30,637,066
End of period	$12,886,334	$16,454,197
Other Information
Shares
Sold	103,226	474,926
Issued in reinvestment of distributions	41,842	66,096
Redeemed	(477,131)	(1,573,091)
Net increase (decrease)	(332,063)	(1,032,069)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Intrinsic Opportunities Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.22	$12.26	$10.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.30	.26	.08
Net realized and unrealized gain (loss)	.39	(1.01)	1.34	.76
Total from investment operations	.53	(.71)	1.60	.84
Distributions from net investment income	(.28)	(.28)	(.13)	–
Distributions from net realized gain	(.11)	(.05)	(.05)	–
Total distributions	(.39)	(.33)	(.18)	–
Net asset value, end of period	$11.36	$11.22	$12.26	$10.84
Total ReturnC,D	4.72%	(5.84)%	14.86%	8.40%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	-%	- %H
Expenses net of all reductionsG	- %H	-%	-%	- %H
Net investment income (loss)	2.40%H	2.56%	2.21%	1.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,886	$16,454	$30,637	$8,025
Portfolio turnover rateI	16%H	27%	6%	9%J

 A For the period March 8, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Flex Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,069,397
Gross unrealized depreciation	(1,479,482)
Net unrealized appreciation (depreciation)	$589,915
Tax cost	$12,270,243

The Fund elected to defer to its next fiscal year approximately $79,773 of capital losses recognized during the period November 1, 2018 to July 31, 2019.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,063,511 and $4,720,733, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Flex Intrinsic Opportunities Fund	$94

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 48% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Actual	- %-C	$1,000.00	$1,047.20	$--D
Hypothetical-E		$1,000.00	$1,025.14	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Intrinsic Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with limited exceptions.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

ZTO-SANN-0320
1.9881590.102

Fidelity® Low-Priced Stock K6 Fund

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
UnitedHealth Group, Inc.	6.2
Ross Stores, Inc.	3.8
Seagate Technology LLC	3.4
Best Buy Co., Inc.	3.1
Next PLC	3.0
Metro, Inc. Class A (sub. vtg.)	2.7
AutoZone, Inc.	2.6
Barratt Developments PLC	2.5
ANSYS, Inc.	2.5
MetLife, Inc.	2.3
32.1

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Consumer Discretionary	23.9
Information Technology	16.5
Health Care	12.8
Financials	12.5
Consumer Staples	9.5

Asset Allocation (% of fund's net assets)

As of January 31, 2020*
Stocks	92.8%
Short-Term Investments and Net Other Assets (Liabilities)	7.2%

 * Foreign investments - 41.2%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc. (a)	20,975	$535,911
Entertainment - 0.0%
Cinemark Holdings, Inc.	8,654	272,688
Interactive Media & Services - 0.7%
Yahoo! Japan Corp.	3,829,000	15,208,558
Media - 1.3%
AMC Networks, Inc. Class A (a)	751	27,479
CBS Corp. Class B	99,973	3,412,078
Comcast Corp. Class A	199,972	8,636,791
Corus Entertainment, Inc. Class B (non-vtg.)	41,581	157,728
Discovery Communications, Inc.:
Class A (a)(b)	176,568	5,166,380
Class C (non-vtg.) (a)	35,433	983,974
Hyundai HCN	211,755	666,742
Intage Holdings, Inc.	234,600	1,889,386
MSG Network, Inc. Class A (a)	20,515	312,033
Nexstar Broadcasting Group, Inc. Class A	3,937	476,968
Pico Far East Holdings Ltd.	1,236,000	334,353
Proto Corp.	14,100	177,020
RKB Mainichi Broadcasting Corp.	2,800	153,596
Saga Communications, Inc. Class A	29,591	897,199
Sky Network Television Ltd.	414,885	184,841
Tegna, Inc.	120,874	2,042,771
The New York Times Co. Class A	8,218	263,058
TOW Co. Ltd.	129,800	1,136,813
TVA Group, Inc. Class B (non-vtg.) (a)	201,549	295,455
WOWOW INC.	12,900	319,677
		27,534,342

TOTAL COMMUNICATION SERVICES		43,551,499

CONSUMER DISCRETIONARY - 23.9%
Auto Components - 1.0%
Adient PLC (a)	13,291	341,712
ASTI Corp.	12,700	219,561
DaikyoNishikawa Corp.	18,900	129,011
ElringKlinger AG (a)(b)	49,523	338,329
G-Tekt Corp.	11,300	162,269
Gentex Corp.	177,648	5,288,581
GUD Holdings Ltd.	23,066	183,437
Hi-Lex Corp.	104,600	1,680,063
Lear Corp.	6,226	766,919
Linamar Corp.	13,690	451,023
Motonic Corp.	43,325	321,525
Murakami Corp.	61,700	1,583,758
Nippon Seiki Co. Ltd.	201,900	2,966,105
Piolax, Inc.	144,900	2,562,728
S&T Holdings Co. Ltd.	59,083	736,898
Samsung Climate Control Co. Ltd.	28,201	170,748
SJM Co. Ltd.	50	139
Strattec Security Corp.	27,420	603,103
Sungwoo Hitech Co. Ltd.	195,830	585,949
TBK Co. Ltd.	53,800	228,814
Yachiyo Industry Co. Ltd.	63,600	400,263
Yutaka Giken Co. Ltd.	71,700	1,454,572
		21,175,507
Automobiles - 0.0%
Isuzu Motors Ltd.	18,900	185,172
Kabe Husvagnar AB (B Shares)	19,616	296,474
Thor Industries, Inc. (b)	1,898	152,827
		634,473
Distributors - 0.1%
Arata Corp.	6,500	268,853
Central Automotive Products Ltd.	4,400	106,864
LKQ Corp. (a)	6,289	205,556
Nakayamafuku Co. Ltd.	38,900	191,420
PALTAC Corp.	3,000	140,377
SPK Corp.	18,100	429,902
Uni-Select, Inc.	92,891	852,121
		2,195,093
Diversified Consumer Services - 0.1%
Clip Corp.	15,300	124,426
Collectors Universe, Inc.	2,408	59,140
Cross-Harbour Holdings Ltd.	162,000	253,640
Estacio Participacoes SA	24,500	301,545
Laureate Education, Inc. Class A (a)	15,991	333,252
Step Co. Ltd.	62,500	925,264
		1,997,267
Hotels, Restaurants & Leisure - 0.3%
Ark Restaurants Corp.	6,397	139,519
Flanigans Enterprises, Inc.	6,325	134,090
Hiday Hidaka Corp.	115,992	2,098,642
Ibersol SGPS SA	64,743	616,072
Koshidaka Holdings Co. Ltd.	19,400	273,831
Kura Sushi, Inc.	700	35,186
Sportscene Group, Inc. Class A	38,550	182,059
The Monogatari Corp.	3,700	297,142
The Restaurant Group PLC	1,216,178	2,073,298
Wyndham Destinations, Inc.	4,255	206,495
		6,056,334
Household Durables - 4.9%
Barratt Developments PLC	5,081,450	53,868,319
Bellway PLC	299,418	15,755,951
D.R. Horton, Inc.	202,681	11,998,715
Dorel Industries, Inc. Class B (sub. vtg.)	119,356	467,179
Emak SpA	311,303	285,867
First Juken Co. Ltd.	81,700	925,730
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	93,300	832,259
Hamilton Beach Brands Holding Co.:
Class A	12,838	202,840
Class B (a)	4,548	71,858
Helen of Troy Ltd. (a)	79,996	15,123,244
Henry Boot PLC	209,242	911,803
Iida Group Holdings Co. Ltd.	7,500	126,404
Lennar Corp. Class A	4,254	282,295
M/I Homes, Inc. (a)	20,632	915,854
Mohawk Industries, Inc. (a)	2,310	304,181
Q.E.P. Co., Inc. (a)	113	1,915
Sanei Architecture Planning Co. Ltd.	70,400	963,013
Taylor Morrison Home Corp. (a)	10,170	263,200
Token Corp.	47,700	3,299,248
Toll Brothers, Inc.	6,996	310,343
TRI Pointe Homes, Inc. (a)	16,061	261,152
Whirlpool Corp.	1,499	219,109
		107,390,479
Internet & Direct Marketing Retail - 0.1%
Aucnet, Inc.	12,100	132,402
Belluna Co. Ltd.	505,700	2,873,339
Moneysupermarket.com Group PLC	29,977	128,848
		3,134,589
Leisure Products - 0.0%
Mars Group Holdings Corp.	32,400	581,530
Miroku Corp.	10,000	188,626
		770,156
Multiline Retail - 3.2%
Big Lots, Inc.	111,515	3,017,596
Lifestyle China Group Ltd. (a)	1,300,500	347,900
Lifestyle International Holdings Ltd.	1,527,500	1,527,649
Next PLC	706,822	64,327,064
		69,220,209
Specialty Retail - 13.2%
Aaron's, Inc. Class A	1,516	89,990
AT-Group Co. Ltd.	77,700	1,290,743
AutoNation, Inc. (a)	10,751	456,272
AutoZone, Inc. (a)	52,775	55,833,839
Bed Bath & Beyond, Inc. (b)	873,210	12,443,243
Best Buy Co., Inc.	793,806	67,227,430
BMTC Group, Inc.	230,568	1,762,275
Bonia Corp. Bhd	50	11
Buffalo Co. Ltd.	5,600	67,904
Burlington Stores, Inc. (a)	1,942	422,327
Cash Converters International Ltd. (a)	1,336,390	204,351
Delek Automotive Systems Ltd.	52,255	312,700
Foot Locker, Inc.	9,979	378,903
GameStop Corp. Class A (b)	162,169	622,729
Genesco, Inc. (a)	17,574	691,010
GNC Holdings, Inc. Class A (a)(b)	63,498	135,886
Goldlion Holdings Ltd.	1,556,000	433,242
Guess?, Inc.	307,038	6,536,839
Hour Glass Ltd.	1,114,100	627,108
IA Group Corp.	6,800	247,735
JB Hi-Fi Ltd.	7,389	194,316
John David Group PLC	571,810	6,205,207
Jumbo SA	584,515	11,908,469
K's Holdings Corp.	366,300	4,447,900
Ku Holdings Co. Ltd.	63,800	522,545
Leon's Furniture Ltd.	17,163	210,096
Mr. Bricolage SA (a)	50,237	208,375
Murphy U.S.A., Inc. (a)	5,559	567,963
Nafco Co. Ltd.	113,100	1,454,530
Ross Stores, Inc.	742,507	83,301,860
Sally Beauty Holdings, Inc. (a)	243,265	3,734,118
The Buckle, Inc. (b)	343,372	8,381,711
TJX Companies, Inc.	3,641	214,965
Urban Outfitters, Inc. (a)	262,143	6,710,861
USS Co. Ltd.	348,100	6,317,884
Williams-Sonoma, Inc. (b)	55,822	3,912,006
		288,077,343
Textiles, Apparel & Luxury Goods - 1.0%
Best Pacific International Holdings Ltd.	362,000	98,517
Capri Holdings Ltd. (a)	6,845	205,076
CRG, Inc. BHD (a)(c)	200	4
Deckers Outdoor Corp. (a)	2,617	499,611
Embry Holdings Ltd.	124,000	22,884
Ff Group (a)(c)	284,546	378,691
Fossil Group, Inc. (a)	275,308	1,852,823
Gildan Activewear, Inc.	502,345	13,919,443
Handsome Co. Ltd.	87,000	1,979,526
JLM Couture, Inc. (a)	9,367	24,354
McRae Industries, Inc. (c)	1,644	41,100
Steven Madden Ltd.	11,395	439,391
Sun Hing Vision Group Holdings Ltd.	1,156,000	282,495
Ted Baker PLC	6,956	20,520
Texwinca Holdings Ltd.	3,470,000	733,815
Victory City International Holdings Ltd. (a)	1,040,861	34,509
Youngone Corp.	31,054	798,028
Youngone Holdings Co. Ltd.	19	657
Yue Yuen Industrial (Holdings) Ltd.	181,500	504,662
		21,836,106

TOTAL CONSUMER DISCRETIONARY		522,487,556

CONSUMER STAPLES - 9.5%
Beverages - 1.9%
A.G. Barr PLC	204,604	1,634,586
Britvic PLC	480,630	5,873,889
Jinro Distillers Co. Ltd.	1,990	50,411
Monster Beverage Corp. (a)	513,340	34,188,444
Olvi PLC (A Shares)	6,521	282,052
Spritzer Bhd	288,800	153,095
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	168,255	334,961
		42,517,438
Food & Staples Retailing - 5.9%
Amsterdam Commodities NV	10,191	233,958
Aoki Super Co. Ltd.	6,900	165,635
Belc Co. Ltd.	126,200	6,731,116
Casey's General Stores, Inc.	1,746	280,862
Cosmos Pharmaceutical Corp.	73,400	16,120,156
Create SD Holdings Co. Ltd.	312,800	7,781,120
Daikokutenbussan Co. Ltd.	27,835	908,820
Dong Suh Companies, Inc.	79,725	1,078,738
Genky DrugStores Co. Ltd.	51,900	939,186
Halows Co. Ltd.	101,400	2,535,941
Japan Meat Co. Ltd.	8,400	173,375
Kirindo Holdings Co. Ltd.	9,700	151,415
Kroger Co.	6,200	166,532
Kusuri No Aoki Holdings Co. Ltd.	38,300	2,306,084
McColl's Retail Group PLC	104,936	63,395
Metro, Inc. Class A (sub. vtg.)	1,436,095	58,544,148
Naked Wines PLC (b)	65,607	181,931
North West Co., Inc.	9,382	195,382
Performance Food Group Co. (a)	11,137	576,785
Qol Holdings Co. Ltd.	141,700	1,855,075
Sundrug Co. Ltd.	231,700	7,851,875
Total Produce PLC	633,045	939,381
United Natural Foods, Inc. (a)	36,310	261,432
Valor Holdings Co. Ltd.	18,100	316,312
Walgreens Boots Alliance, Inc.	273,067	13,885,457
Walmart, Inc.	2,409	275,806
Yaoko Co. Ltd.	65,000	3,325,645
		127,845,562
Food Products - 1.5%
Carr's Group PLC	130,133	271,508
Cranswick PLC	32,540	1,534,855
Food Empire Holdings Ltd.	2,769,800	1,305,331
Fresh Del Monte Produce, Inc.	298,877	9,378,760
Hilton Food Group PLC	38,189	532,526
Inghams Group Ltd.	71,597	168,246
Ingredion, Inc.	36,697	3,229,336
Kaveri Seed Co. Ltd.	4,300	28,437
Lassonde Industries, Inc. Class A (sub. vtg.)	1,090	115,762
Mitsui Sugar Co. Ltd.	24,900	487,843
Nam Yang Dairy Products	631	214,888
Origin Enterprises PLC	542,182	2,242,875
Pacific Andes International Holdings Ltd. (c)	3,104,000	29,175
Pickles Corp.	7,100	174,103
Rocky Mountain Chocolate Factory, Inc.	32,483	269,609
S Foods, Inc.	28,200	678,128
Seaboard Corp.	2,838	10,942,221
Thai President Foods PCL	36,280	227,752
		31,831,355
Personal Products - 0.1%
Grape King Bio Ltd.	78,000	490,009
Hengan International Group Co. Ltd.	34,000	247,661
Sarantis SA	233,407	2,303,854
		3,041,524
Tobacco - 0.1%
Karelia Tobacco Co., Inc. (a)	95	30,554
Scandinavian Tobacco Group A/S (d)	132,706	1,740,093
		1,770,647

TOTAL CONSUMER STAPLES		207,006,526

ENERGY - 3.7%
Energy Equipment & Services - 0.4%
AKITA Drilling Ltd. Class A (non-vtg.)	96,045	72,574
Carbo Ceramics, Inc. (a)	68,854	14,115
Cathedral Energy Services Ltd. (a)(b)	77,502	14,055
Diamond Offshore Drilling, Inc. (a)(b)	451,235	2,089,218
Fugro NV (Certificaten Van Aandelen) (a)(b)	7,647	80,569
Geospace Technologies Corp. (a)	55,351	742,257
John Wood Group PLC	57,140	283,931
KS Energy Services Ltd. (a)	785,800	10,715
Liberty Oilfield Services, Inc. Class A	133,907	1,135,531
Oil States International, Inc. (a)	175,718	1,894,240
PHX Energy Services Corp. (a)	92,316	168,811
Solaris Oilfield Infrastructure, Inc. Class A	5,364	61,847
Tidewater, Inc. warrants 11/14/24 (a)	2,708	840
Total Energy Services, Inc.	120,068	489,925
Transocean Ltd. (United States) (a)(b)	411,866	1,878,109
		8,936,737
Oil, Gas & Consumable Fuels - 3.3%
Adams Resources & Energy, Inc.	8,225	290,836
Beach Energy Ltd.	1,159,183	2,022,029
Berry Petroleum Corp.	62,068	425,166
Bonanza Creek Energy, Inc. (a)	23,418	425,973
Chevron Corp.	1,274	136,496
China Petroleum & Chemical Corp.:
(H Shares)	172,000	90,579
sponsored ADR (H Shares)	6,862	359,775
Cimarex Energy Co.	3,765	165,246
CNX Resources Corp. (a)(b)	67,584	488,632
ConocoPhillips Co.	70,028	4,161,764
CONSOL Energy, Inc. (a)	9,360	76,097
Contango Oil & Gas Co. (a)(b)	324,535	1,268,932
Delek U.S. Holdings, Inc.	4,946	135,817
Denbury Resources, Inc. (a)(b)	28,854	28,421
Eni SpA	557,140	7,804,192
Enterprise Products Partners LP	6,862	176,834
EQT Corp.	12,000	72,600
Fuji Kosan Co. Ltd.	22,700	133,875
Great Eastern Shipping Co. Ltd.	365,452	1,553,564
Hankook Shell Oil Co. Ltd.	3,600	899,374
Kyungdong Invest Co. Ltd.	4,756	150,639
Marathon Oil Corp.	149,721	1,702,328
Marathon Petroleum Corp.	153,080	8,342,860
Murphy Oil Corp. (b)	951,507	19,943,587
NACCO Industries, Inc. Class A	14,165	667,738
Oil & Natural Gas Corp. Ltd.	2,776,469	4,213,019
Ovintiv, Inc. (b)	20,004	312,663
Phillips 66 Co.	1,227	112,111
QEP Resources, Inc.	313,101	992,530
Reliance Industries Ltd.	9,000	177,030
Southwestern Energy Co. (a)(b)	1,443,680	2,266,578
Star Petroleum Refining PCL	795,200	215,077
Thai Oil PCL (For. Reg.)	34,800	57,450
Total SA sponsored ADR	141,856	6,892,783
Unit Corp. (a)	92,401	36,942
Whitecap Resources, Inc.	30,542	111,238
Whiting Petroleum Corp. (a)(b)	513,224	2,330,037
World Fuel Services Corp.	85,175	3,332,046
WPX Energy, Inc. (a)	49,301	589,147
		73,162,005

TOTAL ENERGY		82,098,742

FINANCIALS - 12.5%
Banks - 1.0%
ACNB Corp.	6,735	215,857
Associated Banc-Corp.	15,785	314,595
BancFirst Corp.	4,397	254,147
Bank Ireland Group PLC	876,313	4,276,250
Bank of America Corp.	6,500	213,395
Camden National Corp.	8,290	391,785
Cathay General Bancorp	50,190	1,809,851
Central Pacific Financial Corp.	6,059	168,016
Central Valley Community Bancorp	8,800	165,352
Codorus Valley Bancorp, Inc.	49,707	1,083,613
Community Trust Bancorp, Inc.	5,000	218,750
Dah Sing Banking Group Ltd.	115,600	147,212
Dimeco, Inc.	2,205	98,123
East West Bancorp, Inc.	16,110	738,482
First Bancorp, Puerto Rico	140,314	1,300,711
First Citizens Bancshares, Inc.	600	316,092
First Hawaiian, Inc.	25,025	727,227
FNB Corp., Pennsylvania	13,469	157,183
Hanmi Financial Corp.	36,057	606,479
Hope Bancorp, Inc.	105,533	1,467,436
Independent Bank Corp.	9,000	192,420
KeyCorp	7,697	144,011
LCNB Corp.	7,500	124,275
Meridian Bank/Malvern, PA (a)	10,081	202,225
NIBC Holding NV (d)	17,527	160,755
OFG Bancorp	34,153	673,156
Peoples Bancorp, Inc.	3,105	101,037
PNC Financial Services Group, Inc.	1,676	248,970
Popular, Inc.	2,500	139,900
Signature Bank	927	131,532
Sparebank 1 Sr Bank ASA (primary capital certificate)	86,219	918,624
Sparebanken More (primary capital certificate)	14,814	520,216
Sparebanken Nord-Norge	175,797	1,475,495
Trico Bancshares	1,400	50,960
United Community Bank, Inc.	8,800	245,696
Van Lanschot NV (Bearer)	71,166	1,512,235
		21,512,063
Capital Markets - 1.6%
AllianceBernstein Holding LP	53,702	1,758,741
Banca Generali SpA	9,134	290,935
GAMCO Investors, Inc. Class A	8,868	146,765
Hamilton Lane, Inc. Class A	3,415	221,804
Lazard Ltd. Class A	149,773	6,284,475
Morgan Stanley	3,700	193,362
State Street Corp.	290,504	21,970,818
Tullett Prebon PLC	50,220	263,206
Waddell & Reed Financial, Inc. Class A (b)	188,551	3,013,045
		34,143,151
Consumer Finance - 2.6%
Aeon Credit Service (Asia) Co. Ltd.	902,000	698,484
Discover Financial Services	100,871	7,578,438
Green Dot Corp. Class A (a)	2,510	75,501
H&T Group PLC	35,141	174,014
Navient Corp.	94,801	1,363,238
Nicholas Financial, Inc. (a)	18,662	154,521
OneMain Holdings, Inc.	5,428	229,984
Santander Consumer U.S.A. Holdings, Inc.	745,861	19,854,820
Synchrony Financial	843,736	27,345,484
		57,474,484
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc.	190,725	4,581,215
Far East Horizon Ltd.	151,000	133,411
Ricoh Leasing Co. Ltd.	58,500	2,185,471
Voya Financial, Inc.	3,724	222,435
		7,122,532
Insurance - 6.1%
AEGON NV	3,403,616	13,784,306
AFLAC, Inc.	33,045	1,704,131
Allstate Corp.	3,000	355,620
Amerisafe, Inc.	3,244	221,954
ASR Nederland NV	42,588	1,588,892
Aub Group Ltd.	14,753	126,325
Chubb Ltd.	1,181	179,500
FBD Holdings PLC	8,482	81,652
First American Financial Corp.	9,370	580,753
Globe Life, Inc.	2,145	223,638
Hartford Financial Services Group, Inc.	4,526	268,301
Hiscox Ltd.	8,330	144,427
Hyundai Fire & Marine Insurance Co. Ltd.	10,217	186,779
Lincoln National Corp.	328,431	17,892,921
MetLife, Inc.	993,829	49,403,240
National Western Life Group, Inc.	9,864	2,623,824
NN Group NV	88,040	3,065,920
Old Republic International Corp.	4,439	100,099
Primerica, Inc.	4,223	500,679
Principal Financial Group, Inc.	4,796	253,948
Prudential Financial, Inc.	22,316	2,032,095
Reinsurance Group of America, Inc.	1,500	216,075
RenaissanceRe Holdings Ltd.	46,074	8,728,259
The Travelers Companies, Inc.	1,866	245,603
Unum Group	1,049,767	28,018,281
		132,527,222
Mortgage Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	911,910	8,900,242
Redwood Trust, Inc.	21,341	376,242
		9,276,484
Thrifts & Mortgage Finance - 0.5%
ASAX Co. Ltd.	26,500	173,530
Genworth MI Canada, Inc.	229,033	10,106,942
Genworth Mortgage Insurance Ltd.	395,110	962,950
		11,243,422

TOTAL FINANCIALS		273,299,358

HEALTH CARE - 12.8%
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (a)	3,200	318,048
Amgen, Inc.	211,934	45,788,341
Biogen, Inc. (a)	11,213	3,014,615
Cell Biotech Co. Ltd.	3,100	43,012
Essex Bio-Technology Ltd.	97,900	67,051
Gilead Sciences, Inc.	13,584	858,509
		50,089,576
Health Care Equipment & Supplies - 0.3%
Apex Biotechnology Corp.	59,000	49,754
Arts Optical International Holdings Ltd. (a)	1,423,400	277,609
Boston Scientific Corp. (a)	8,420	352,545
Hoshiiryou Sanki Co. Ltd.	16,400	632,011
Integra LifeSciences Holdings Corp. (a)	3,875	213,280
Nakanishi, Inc.	35,800	638,613
Prim SA	83,807	1,115,354
ResMed, Inc.	2,530	402,194
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	48,000	57,238
St.Shine Optical Co. Ltd.	64,000	862,489
Techno Medica Co. Ltd.	2,000	38,105
Utah Medical Products, Inc.	18,907	1,740,767
Vieworks Co. Ltd.	300	8,887
		6,388,846
Health Care Providers & Services - 9.4%
Anthem, Inc.	141,255	37,472,126
CVS Health Corp.	152,619	10,350,621
DVx, Inc.	39,200	316,329
Hi-Clearance, Inc.	22,000	75,930
Humana, Inc.	624	209,814
Laboratory Corp. of America Holdings (a)	20,477	3,591,666
Medica Sur SA de CV (a)	19,525	21,700
MEDNAX, Inc. (a)	91,428	2,109,244
Patterson Companies, Inc.	8,511	187,327
Quest Diagnostics, Inc.	5,292	585,666
Ship Healthcare Holdings, Inc.	3,900	174,863
Tokai Corp.	21,900	529,784
Triple-S Management Corp.	126,739	2,233,141
United Drug PLC (United Kingdom)	77,577	768,815
UnitedHealth Group, Inc.	499,518	136,093,667
Universal Health Services, Inc. Class B	67,344	9,233,536
WIN-Partners Co. Ltd.	146,300	1,537,289
		205,491,518
Pharmaceuticals - 0.8%
Bliss Gvs Pharma Ltd. (a)	287,698	570,856
Bristol-Myers Squibb Co.	103,061	6,487,690
Bristol-Myers Squibb Co. rights (a)	72,572	252,551
Daewoong Co. Ltd.	21,038	200,071
Daito Pharmaceutical Co. Ltd.	10,000	321,937
Dawnrays Pharmaceutical Holdings Ltd.	2,539,200	466,950
DongKook Pharmaceutical Co. Ltd.	796	57,889
FDC Ltd. (a)	219,011	717,569
Fuji Pharma Co. Ltd.	45,900	577,722
Genomma Lab Internacional SA de CV (a)	273,321	323,724
Jazz Pharmaceuticals PLC (a)	1,572	225,346
Korea United Pharm, Inc.	14,404	197,127
Kyung Dong Pharmaceutical Co. Ltd.	74,604	497,103
Lee's Pharmaceutical Holdings Ltd.	566,000	304,280
Recordati SpA	122,656	5,254,902
Taro Pharmaceutical Industries Ltd. (a)	5,800	467,886
Vivimed Labs Ltd. (a)	17,923	3,119
Whanin Pharmaceutical Co. Ltd.	652	8,149
		16,934,871

TOTAL HEALTH CARE		278,904,811

INDUSTRIALS - 6.7%
Aerospace & Defense - 0.0%
Ultra Electronics Holdings PLC	7,320	218,260
Vectrus, Inc. (a)	2,649	147,682
		365,942
Air Freight & Logistics - 0.0%
Air T Funding warrants 6/7/20 (a)	9,793	710
Air T, Inc.	3,558	71,694
Bristow Group, Inc. (a)(c)	4,265	155,118
Bristow Group, Inc. (a)(c)	3,026	110,056
		337,578
Airlines - 0.1%
Air New Zealand Ltd.	79,173	143,803
American Airlines Group, Inc.	27,733	744,354
JetBlue Airways Corp. (a)	24,919	494,144
		1,382,301
Building Products - 0.2%
American Woodmark Corp. (a)	2,664	292,108
Apogee Enterprises, Inc.	3,465	110,256
Builders FirstSource, Inc. (a)	15,800	391,761
Continental Building Products, Inc. (a)	7,542	278,979
Gibraltar Industries, Inc. (a)	5,516	300,732
Jeld-Wen Holding, Inc. (a)	46,838	1,118,491
Kondotec, Inc.	116,700	1,197,902
Owens Corning	3,423	207,057
		3,897,286
Commercial Services & Supplies - 0.4%
Acme United Corp.	2,558	61,162
Aeon Delight Co. Ltd.	6,600	226,459
AJIS Co. Ltd.	52,200	1,469,419
Asia File Corp. Bhd	252,700	126,047
Calian Technologies Ltd.	39,948	1,291,956
Civeo Corp. (a)	770,611	1,032,619
Knoll, Inc.	7,900	195,604
Lion Rock Group Ltd.	1,300,000	193,617
Mears Group PLC	56,057	225,771
Mitie Group PLC	982,360	1,723,987
NICE Total Cash Management Co., Ltd.	79,711	498,268
VICOM Ltd.	107,700	601,374
VSE Corp.	52,768	1,641,612
		9,287,895
Construction & Engineering - 0.9%
AECOM (a)	186,010	8,971,262
Arcadis NV	112,431	2,563,659
Argan, Inc.	651	27,414
Boustead Projs. Pte Ltd.	129,000	89,584
Boustead Singapore Ltd.	271,400	149,188
Daiichi Kensetsu Corp.	100,600	1,662,800
EMCOR Group, Inc.	7,626	626,628
Geumhwa PSC Co. Ltd.	28,039	646,445
Granite Construction, Inc.	37,444	1,015,856
Kyeryong Construction Industrial Co. Ltd.	27,197	404,258
Meisei Industrial Co. Ltd.	78,400	615,866
Mirait Holdings Corp.	28,800	430,101
Nippon Rietec Co. Ltd.	68,300	814,660
Raiznext Corp.	83,400	967,475
Severfield PLC	195,916	222,488
Shinnihon Corp.	111,600	929,051
United Integrated Services Co.	26,200	160,417
Valmont Industries, Inc.	1,286	182,689
		20,479,841
Electrical Equipment - 0.4%
Acuity Brands, Inc.	834	98,304
Aichi Electric Co. Ltd.	24,100	624,897
Aros Quality Group AB	51,457	1,143,857
AZZ, Inc.	38,526	1,589,583
Bharat Heavy Electricals Ltd.	65,030	38,731
Chiyoda Integre Co. Ltd.	23,400	437,012
Eaton Corp. PLC	3,003	283,693
Generac Holdings, Inc. (a)	4,099	424,615
Hammond Power Solutions, Inc. Class A	28,342	155,909
I-Sheng Electric Wire & Cable Co. Ltd.	831,000	1,222,180
Korea Electric Terminal Co. Ltd.	54,476	1,728,635
Regal Beloit Corp.	2,030	159,274
Sensata Technologies, Inc. PLC (a)	13,819	653,224
Servotronics, Inc.	8,085	84,488
TKH Group NV (depositary receipt)	14,232	755,107
		9,399,509
Industrial Conglomerates - 0.8%
DCC PLC (United Kingdom)	152,842	12,376,084
General Electric Co.	155,469	1,935,589
Lifco AB	32,809	1,937,479
Mytilineos SA	58,747	604,623
Reunert Ltd.	120,559	493,128
		17,346,903
Machinery - 1.6%
Aalberts Industries NV	508,329	22,279,885
Allison Transmission Holdings, Inc.	18,981	838,960
ASL Marine Holdings Ltd. (a)(c)	3,205,500	82,216
Cummins, Inc.	2,525	403,924
Daiwa Industries Ltd.	15,700	165,450
Haitian International Holdings Ltd.	723,000	1,563,131
Hurco Companies, Inc.	5,000	156,500
Hyster-Yale Materials Handling Class A	40,840	2,204,952
Ihara Science Corp.	69,700	993,393
ITT, Inc.	4,726	317,020
Kyowakogyosyo Co. Ltd.	2,800	101,740
Luxfer Holdings PLC sponsored	12,780	203,841
Maruzen Co. Ltd.	93,100	1,807,779
Mincon Group PLC	144,454	160,207
Nadex Co. Ltd.	46,600	387,464
Nitchitsu Co. Ltd.	3,300	47,530
Oshkosh Corp.	1,382	118,907
Rexnord Corp.	7,471	243,928
Semperit AG Holding (a)	26,934	365,025
SIMPAC, Inc.	80,000	170,150
Takamatsu Machinery Co. Ltd.	23,000	177,703
Tocalo Co. Ltd.	180,100	1,794,096
Trinity Industrial Corp.	57,200	487,226
		35,071,027
Marine - 0.0%
SITC International Holdings Co. Ltd.	322,000	379,298
Tokyo Kisen Co. Ltd.	48,300	335,049
		714,347
Professional Services - 0.2%
Asiakastieto Group Oyj (d)	5,533	209,864
McMillan Shakespeare Ltd.	114,605	980,058
Nielsen Holdings PLC	66,398	1,354,519
Persol Holdings Co., Ltd.	10,900	194,872
Robert Half International, Inc.	3,600	209,412
SHL-JAPAN Ltd.	7,200	135,716
Sporton International, Inc.	6,000	39,122
Synergie SA	9,094	288,955
		3,412,518
Road & Rail - 0.8%
Alps Logistics Co. Ltd.	166,600	1,237,789
Chilled & Frozen Logistics Holdings Co. Ltd.	84,000	989,686
Daqin Railway Co. Ltd. (A Shares)	2,507,346	2,761,728
Hamakyorex Co. Ltd.	95,900	2,884,199
Higashi Twenty One Co. Ltd.	14,800	73,438
Knight-Swift Transportation Holdings, Inc. Class A	14,006	519,342
Norfolk Southern Corp.	4,299	895,095
Sakai Moving Service Co. Ltd.	82,700	4,606,578
Trancom Co. Ltd.	50,000	3,549,942
		17,517,797
Trading Companies & Distributors - 1.2%
AddTech AB (B Shares)	75,109	2,305,489
AerCap Holdings NV (a)	16,494	933,725
Alconix Corp.	133,054	1,623,051
Chori Co. Ltd.	25,000	490,269
GMS, Inc. (a)	8,242	220,226
Goodfellow, Inc.	44,589	171,833
HD Supply Holdings, Inc. (a)	41,559	1,693,114
HERIGE	4,371	139,613
Houston Wire & Cable Co. (a)	6,402	25,480
Itochu Corp.	318,000	7,428,789
Lumax International Corp. Ltd.	107,000	265,513
Meiwa Corp.	125,600	681,721
Mitani Shoji Co. Ltd.	55,100	3,071,091
MRC Global, Inc. (a)	79,461	894,731
Otec Corp.	7,100	156,855
Parker Corp.	129,900	684,971
Richelieu Hardware Ltd.	56,001	1,236,050
Senshu Electric Co. Ltd.	52,200	1,436,236
Strongco Corp. (a)	49,431	116,163
Tanaka Co. Ltd.	1,900	12,552
TECHNO ASSOCIE Co. Ltd.	18,300	171,745
Totech Corp.	69,000	1,705,340
WESCO International, Inc. (a)	3,251	157,381
		25,621,938
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	692,000	386,938
Isewan Terminal Service Co. Ltd.	91,800	723,217
Meiko Transportation Co. Ltd.	58,700	650,975
Qingdao Port International Co. Ltd. (H Shares) (d)	819,000	531,265
Winas Ltd.	1,375,600	22,136
		2,314,531

TOTAL INDUSTRIALS		147,149,413

INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	746	91,102
Electronic Equipment & Components - 4.9%
A&D Co. Ltd.	42,600	352,787
Amphenol Corp. Class A	5,007	498,046
CDW Corp.	8,721	1,137,654
Daido Signal Co. Ltd.	4,700	26,173
Dynapack International Technology Corp.	249,000	540,801
Elec & Eltek International Co. Ltd.	71,100	117,926
Elematec Corp.	180,600	2,029,224
ePlus, Inc. (a)	6,635	528,942
Excel Co. Ltd.	40,900	598,814
Fabrinet (a)	3,193	201,287
Hi-P International Ltd.	846,600	789,406
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,350,000	30,691,053
IDIS Holdings Co. Ltd.	48,087	467,182
Image Sensing Systems, Inc. (a)(b)	3,738	19,998
Insight Enterprises, Inc. (a)	29,283	1,928,871
Jabil, Inc.	8,000	311,120
Keysight Technologies, Inc. (a)	43,889	4,081,238
Kingboard Chemical Holdings Ltd.	5,816,500	15,305,744
Kingboard Laminates Holdings Ltd.	265,000	270,746
Muramoto Electronic Thailand PCL (For. Reg.)	87,300	489,544
Nippo Ltd. (a)	49,700	255,574
PAX Global Technology Ltd.	290,000	134,383
Pinnacle Technology Holdings Ltd.	494,734	466,435
Redington India Ltd.	326,661	524,464
ScanSource, Inc. (a)	107,529	3,751,687
Shibaura Electronics Co. Ltd.	36,500	956,720
Sigmatron International, Inc. (a)	11,674	46,696
Simplo Technology Co. Ltd.	466,000	4,861,355
SYNNEX Corp.	206,549	28,454,190
Tomen Devices Corp.	38,200	1,371,073
Tripod Technology Corp.	84,000	306,526
TTM Technologies, Inc. (a)	38,630	555,886
UKC Holdings Corp.	65,500	1,107,035
VST Holdings Ltd.	6,899,600	3,321,509
Wayside Technology Group, Inc.	22,426	359,937
Wireless Telecom Group, Inc. (a)	15,462	20,255
		106,880,281
IT Services - 4.1%
ALTEN	42,566	5,268,393
Amdocs Ltd.	402,270	28,943,327
Argo Graphics, Inc.	60,200	1,893,227
CACI International, Inc. Class A (a)	3,890	1,040,342
Computer Services, Inc.	39,481	1,975,629
CSE Global Ltd.	2,371,300	882,262
Data#3 Ltd.	188,915	566,366
Dimerco Data System Corp.	30,000	44,574
E-Credible Co. Ltd.	7,775	120,081
eClerx Services Ltd.	125,131	1,101,682
EOH Holdings Ltd. (a)	453,454	247,748
Estore Corp.	10,500	100,519
ExlService Holdings, Inc. (a)	7,771	568,138
Fiserv, Inc. (a)	5,080	602,539
Gabia, Inc.	75,806	568,801
Global Payments, Inc.	5,290	1,033,931
Indra Sistemas SA (a)	953,600	10,956,633
Know IT AB	106,453	2,176,189
Leidos Holdings, Inc.	13,044	1,310,531
Maximus, Inc.	14,949	1,072,591
Net 1 UEPS Technologies, Inc. (a)	27,480	115,141
NIC, Inc.	14,887	293,721
Nice Information & Telecom, Inc.	9,680	229,681
Perspecta, Inc.	8,500	238,595
Science Applications International Corp.	15,720	1,379,744
Societe Pour L'Informatique Industrielle SA	96,582	2,881,374
Softcreate Co. Ltd.	42,800	692,040
The Western Union Co.	852,723	22,938,249
TravelSky Technology Ltd. (H Shares)	74,300	160,786
WNS Holdings Ltd. sponsored ADR (a)	4,891	349,022
		89,751,856
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Energy Industries, Inc. (a)	7,800	545,532
Axell Corp. (a)	11,400	85,949
Boe Varitronix Ltd.	349,000	101,602
Brooks Automation, Inc.	844	32,140
Cabot Microelectronics Corp.	4,355	633,696
Entegris, Inc.	17,858	924,330
Leeno Industrial, Inc.	44,662	3,011,322
Melexis NV	57,480	4,105,384
Miraial Co. Ltd.	9,600	110,145
MKS Instruments, Inc.	4,356	456,596
ON Semiconductor Corp. (a)	21,626	500,642
Phison Electronics Corp.	6,000	62,225
Powertech Technology, Inc.	777,000	2,737,772
Renesas Electronics Corp. (a)	38,100	239,699
Semtech Corp. (a)	4,135	199,266
Trio-Tech International (a)	13,454	61,619
United Microelectronics Corp.	240,000	116,513
		13,924,432
Software - 2.8%
AdaptIT Holdings Ltd. (a)	178,359	40,999
Altair Engineering, Inc. Class A (a)(b)	16,303	602,396
ANSYS, Inc. (a)	193,738	53,148,146
Aspen Technology, Inc. (a)	2,517	299,473
Ebix, Inc. (b)	89,007	3,064,511
ICT Automatisering NV	34,778	453,204
InfoVine Co. Ltd.	2,756	45,994
KSK Co., Ltd.	30,700	510,361
LivePerson, Inc. (a)	14,010	574,550
NetGem SA	55,376	60,801
Nucleus Software Exports Ltd. (a)	35,047	146,236
Pegasystems, Inc.	5,554	478,810
Pro-Ship, Inc.	32,300	413,593
RealPage, Inc. (a)	8,604	502,043
Vitec Software Group AB	32,440	714,382
Zensar Technologies Ltd.	272,135	650,089
		61,705,588
Technology Hardware, Storage & Peripherals - 4.1%
Compal Electronics, Inc.	4,743,000	2,840,353
HP, Inc.	458,689	9,779,249
Seagate Technology LLC	1,292,411	73,654,503
Super Micro Computer, Inc. (a)	100,176	2,800,921
		89,075,026

TOTAL INFORMATION TECHNOLOGY		361,428,285

MATERIALS - 3.5%
Chemicals - 2.2%
Axalta Coating Systems Ltd. (a)	31,609	910,655
C. Uyemura & Co. Ltd.	29,400	2,049,124
Chase Corp.	40,784	3,750,904
Core Molding Technologies, Inc. (a)	49,340	155,914
Deepak Fertilisers and Petrochemicals Corp. Ltd.	69,617	107,632
DowDuPont, Inc.	3,887	198,937
EcoGreen International Group Ltd.	3,554,000	638,152
FMC Corp.	89,515	8,556,739
Fujikura Kasei Co., Ltd.	157,900	778,207
Fuso Chemical Co. Ltd.	41,000	1,153,226
Gujarat Narmada Valley Fertilizers Co.	373,242	1,010,485
Gujarat State Fertilizers & Chemicals Ltd.	2,215,887	2,619,423
Honshu Chemical Industry Co. Ltd.	54,000	593,274
Huntsman Corp.	13,131	269,973
Innospec, Inc.	45,672	4,600,541
JSR Corp.	17,800	317,036
KPC Holdings Corp.	3,573	150,960
Livent Corp. (a)	79,141	744,717
Miwon Chemicals Co. Ltd.	3,108	114,945
Miwon Commercial Co. Ltd.	5,067	247,824
Muto Seiko Co. Ltd.	15,100	94,918
Nihon Parkerizing Co. Ltd.	20,400	211,579
Nippon Soda Co. Ltd.	22,500	605,488
SK Kaken Co. Ltd.	4,100	1,786,306
Soken Chemical & Engineer Co. Ltd.	38,900	464,753
T&K Toka Co. Ltd.	95,700	861,732
Thai Carbon Black PCL (For. Reg.) (a)	814,000	1,083,487
Thai Rayon PCL:
(For. Reg.)	158,500	133,800
NVDR	92,300	77,916
The Chemours Co. LLC	18,231	252,864
The Mosaic Co.	247,271	4,905,857
Westlake Chemical Corp.	3,388	207,346
Yara International ASA	233,628	8,519,163
Yip's Chemical Holdings Ltd.	1,826,000	575,291
		48,749,168
Construction Materials - 0.2%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	41,420	218,461
Mitani Sekisan Co. Ltd.	111,500	3,944,586
RHI Magnesita NV	4,416	186,253
RHI Magnesita NV	222	9,504
		4,358,804
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	343,000	81,520
Chuoh Pack Industry Co. Ltd.	24,500	283,084
Kohsoku Corp.	101,500	1,125,257
Mayr-Melnhof Karton AG	1,758	241,764
Packaging Corp. of America	420	40,215
Samhwa Crown & Closure Co. Ltd.	2,820	103,687
Silgan Holdings, Inc.	17,339	535,082
The Pack Corp.	110,800	3,900,730
		6,311,339
Metals & Mining - 0.7%
Chubu Steel Plate Co. Ltd.	29,400	190,156
Cleveland-Cliffs, Inc. (b)	986,353	6,924,198
Compania de Minas Buenaventura SA sponsored ADR	172,563	2,231,240
Granges AB	17,559	162,514
Hill & Smith Holdings PLC	57,104	1,071,517
Orvana Minerals Corp. (a)	41,391	7,663
Perenti Global Ltd.	833,909	845,321
Steel Dynamics, Inc.	3,735	111,602
Tohoku Steel Co. Ltd.	36,500	498,687
Tokyo Tekko Co. Ltd.	44,400	613,985
Warrior Metropolitan Coal, Inc.	88,561	1,670,260
Webco Industries, Inc. (a)(c)	473	58,179
		14,385,322
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	13,506	414,364
Schweitzer-Mauduit International, Inc.	6,200	217,186
Stella-Jones, Inc.	36,019	1,019,549
Western Forest Products, Inc.	130,421	105,448
		1,756,547

TOTAL MATERIALS		75,561,180

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Colony Capital, Inc.	130,071	607,432
CoreCivic, Inc.	100,204	1,598,254
CubeSmart	8,428	266,915
National Health Investors, Inc.	1,603	135,261
NSI NV	511	27,883
Public Storage	528	118,145
Store Capital Corp.	10,448	410,084
VEREIT, Inc.	18,545	180,999
		3,344,973
Real Estate Management & Development - 0.1%
Anabuki Kosan, Inc.	4,600	71,663
Century21 Real Estate Japan Ltd.	7,400	85,910
IMMOFINANZ Immobilien Anlagen AG	6,857	190,499
LSL Property Services PLC	99,023	398,818
Relo Group, Inc.	37,500	1,001,395
Selvaag Bolig ASA (b)	63,376	363,804
Servcorp Ltd.	56,530	165,084
Sino Land Ltd.	140,103	190,938
Tejon Ranch Co. (a)	30,613	492,869
Wing Tai Holdings Ltd.	115,430	168,871
		3,129,851

TOTAL REAL ESTATE		6,474,824

UTILITIES - 1.3%
Electric Utilities - 1.1%
Exelon Corp.	18,113	861,998
PPL Corp.	628,767	22,755,078
		23,617,076
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	3,130	90,266
China Resource Gas Group Ltd.	42,000	221,364
Hokuriku Gas Co.	11,000	307,228
K&O Energy Group, Inc.	23,400	342,585
Keiyo Gas Co. Ltd.	8,000	223,439
Star Gas Partners LP	14,385	133,493
		1,318,375
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	1,944,300	2,463,100
Mega First Corp. Bhd warrants 4/8/20 (a)	295,402	206,428
NRG Energy, Inc.	5,200	191,828
Vistra Energy Corp.	9,100	204,932
		3,066,288
Multi-Utilities - 0.0%
CMS Energy Corp.	17,945	1,229,412
Water Utilities - 0.0%
Manila Water Co., Inc.	398,600	94,983

TOTAL UTILITIES		29,326,134

TOTAL COMMON STOCKS
(Cost $1,916,389,700)		2,027,288,328

Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	277	30,182
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	187	4,666
Bristow Group, Inc. 10.00% (a)(c)	596	21,677
		26,343
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	11,507	261,439

TOTAL INDUSTRIALS		287,782

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	110,087	1,548,126
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,936,201)		1,866,090
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22 (c)(e)	388,666	0
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27 (d)	288,404	223,513
TOTAL NONCONVERTIBLE BONDS
(Cost $238,885)		223,513
	Shares	Value

Money Market Funds - 7.7%
Fidelity Cash Central Fund 1.58% (f)	133,724,572	133,751,317
Fidelity Securities Lending Cash Central Fund 1.59% (f)(g)	34,301,459	34,304,889
TOTAL MONEY MARKET FUNDS
(Cost $168,055,769)		168,056,206
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $2,086,620,555)		2,197,434,137
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(11,980,833)
NET ASSETS - 100%		$2,185,453,304

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,865,490 or 0.1% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,648,925
Fidelity Securities Lending Cash Central Fund	215,139
Total	$1,864,064

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$43,551,499	$23,480,513	$20,070,986	$--
Consumer Discretionary	522,487,556	471,289,740	50,778,021	419,795
Consumer Staples	207,036,708	150,175,993	56,831,540	29,175
Energy	82,098,742	64,771,199	17,327,543	--
Financials	273,299,358	254,900,890	18,398,468	--
Health Care	278,904,811	269,673,075	9,231,736	--
Industrials	147,437,195	85,784,138	61,283,990	369,067
Information Technology	361,428,285	279,478,374	81,949,911	--
Materials	77,109,306	49,788,556	27,262,571	58,179
Real Estate	6,474,824	4,790,963	1,683,861	--
Utilities	29,326,134	25,376,741	3,949,393	--
Corporate Bonds	223,513	--	223,513	--
Money Market Funds	168,056,206	168,056,206	--	--
Total Investments in Securities:	$2,197,434,137	$1,847,566,388	$348,991,533	$876,216

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	58.8%
Japan	9.6%
United Kingdom	7.4%
Ireland	4.5%
Canada	4.4%
Netherlands	2.3%
Taiwan	2.0%
Cayman Islands	1.5%
Bermuda	1.5%
Bailiwick of Guernsey	1.3%
Others (Individually Less Than 1%)	6.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $32,318,510) — See accompanying schedule: Unaffiliated issuers (cost $1,918,564,786)	$2,029,377,931
Fidelity Central Funds (cost $168,055,769)	168,056,206
Total Investment in Securities (cost $2,086,620,555)		$2,197,434,137
Foreign currency held at value (cost $5,733,280)		5,732,087
Receivable for investments sold		7,956,636
Receivable for fund shares sold		17,906,939
Dividends receivable		1,678,053
Interest receivable		11,753
Distributions receivable from Fidelity Central Funds		303,826
Other receivables		73,972
Total assets		2,231,097,403
Liabilities
Payable to custodian bank	$546,980
Payable for investments purchased	6,665,319
Payable for fund shares redeemed	3,186,498
Accrued management fee	939,148
Collateral on securities loaned	34,306,154
Total liabilities		45,644,099
Net Assets		$2,185,453,304
Net Assets consist of:
Paid in capital		$2,088,273,053
Total accumulated earnings (loss)		97,180,251
Net Assets		$2,185,453,304
Net Asset Value, offering price and redemption price per share ($2,185,453,304 ÷ 189,003,042 shares)		$11.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$21,651,014
Interest		1,656
Income from Fidelity Central Funds (including $215,139 from security lending)		1,864,064
Total income		23,516,734
Expenses
Management fee	$4,976,877
Independent trustees' fees and expenses	6,065
Commitment fees	2,318
Total expenses before reductions	4,985,260
Expense reductions	(18,015)
Total expenses after reductions		4,967,245
Net investment income (loss)		18,549,489
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,842,307)
Fidelity Central Funds	(502)
Foreign currency transactions	67,174
Total net realized gain (loss)		(12,775,635)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	100,853,359
Assets and liabilities in foreign currencies	14,164
Total change in net unrealized appreciation (depreciation)		100,867,523
Net gain (loss)		88,091,888
Net increase (decrease) in net assets resulting from operations		$106,641,377

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,549,489	$36,487,825
Net realized gain (loss)	(12,775,635)	33,820,682
Change in net unrealized appreciation (depreciation)	100,867,523	(85,520,494)
Net increase (decrease) in net assets resulting from operations	106,641,377	(15,211,987)
Distributions to shareholders	(51,263,392)	(42,521,469)
Share transactions
Proceeds from sales of shares	430,970,777	479,262,838
Reinvestment of distributions	51,263,392	42,521,469
Cost of shares redeemed	(275,476,147)	(633,492,375)
Net increase (decrease) in net assets resulting from share transactions	206,758,022	(111,708,068)
Total increase (decrease) in net assets	262,136,007	(169,441,524)
Net Assets
Beginning of period	1,923,317,297	2,092,758,821
End of period	$2,185,453,304	$1,923,317,297
Other Information
Shares
Sold	36,884,572	44,077,943
Issued in reinvestment of distributions	4,541,122	3,927,749
Redeemed	(24,287,313)	(57,839,109)
Net increase (decrease)	17,138,381	(9,833,417)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Low-Priced Stock K6 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$11.52	$10.23	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.20	.17	–C
Net realized and unrealized gain (loss)	.56	(.29)	1.19	.23
Total from investment operations	.67	(.09)	1.36	.23
Distributions from net investment income	(.22)	(.17)	(.06)	–
Distributions from net realized gain	(.08)	(.06)	(.01)	–
Total distributions	(.30)	(.24)D	(.07)	–
Net asset value, end of period	$11.56	$11.19	$11.52	$10.23
Total ReturnE,F	6.05%	(.73)%	13.33%	2.30%
Ratios to Average Net AssetsG,H
Expenses before reductions	.50%I	.50%	.50%	.50%I
Expenses net of fee waivers, if any	.50%I	.50%	.50%	.50%I
Expenses net of all reductions	.50%I	.50%	.50%	.50%I
Net investment income (loss)	1.87%I	1.85%	1.54%	(.14)%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,185,453	$1,923,317	$2,092,759	$459,470
Portfolio turnover rateJ	17%I,K	20%K	23%K	3%K,L

 A For the period May 26, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.24 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.063 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Low-Priced Stock K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, equity-debt classifications, redemptions in kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$314,967,564
Gross unrealized depreciation	(205,290,406)
Net unrealized appreciation (depreciation)	$109,677,158
Tax cost	$2,087,756,979

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $176,866,997 and $150,674,464, respectively.

Unaffiliated Redemptions In-Kind. During the period, 3,929,798 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $43,502,867. The net realized gain of $8,990,208 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments, including accrued interest, and cash valued at $206,095,530 in exchange for 17,631,657 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 5,184,986 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $57,916,297. The Fund had a net realized gain of $11,385,447 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments, including accrued interest, and cash valued at $188,761,186 in exchange for 17,660,676 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Low-Priced Stock K6 Fund	$2,994

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3,222.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,318 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $222,005. Total fees paid by the Fund to NFS, as lending agent, amounted to $13,716. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $991 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $17,749 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $266.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Actual	.50%	$1,000.00	$1,060.50	$2.59
Hypothetical-C		$1,000.00	$1,022.62	$2.54

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Low-Priced Stock K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in April 2018 and June 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Low-Priced Stock K6 Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Low-Priced Stock K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

LPSK6-SANN-0320
1.9883998.102

Fidelity® Value Discovery K6 Fund

Semi-Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2020

% of fund's net assets
Berkshire Hathaway, Inc. Class B	3.4
Wells Fargo & Co.	3.3
Comcast Corp. Class A	3.3
U.S. Bancorp	2.5
PNC Financial Services Group, Inc.	2.4
Chevron Corp.	2.2
Verizon Communications, Inc.	2.2
Cigna Corp.	2.1
Amgen, Inc.	2.1
Exelon Corp.	2.1
25.6

Top Five Market Sectors as of January 31, 2020

% of fund's net assets
Financials	25.3
Health Care	17.7
Communication Services	10.6
Consumer Staples	9.3
Energy	7.8

Asset Allocation (% of fund's net assets)

As of January 31, 2020*
Stocks	97.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 16.9%

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMUNICATION SERVICES - 10.6%
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc.	68,861	$4,093,098
Entertainment - 2.0%
Activision Blizzard, Inc.	31,100	1,818,728
Electronic Arts, Inc. (a)	14,200	1,532,464
Lions Gate Entertainment Corp. Class B (a)	57,289	534,506
		3,885,698
Interactive Media & Services - 0.7%
Alphabet, Inc. Class A (a)	963	1,379,767
Media - 4.9%
Comcast Corp. Class A	144,197	6,227,868
Fox Corp. Class A	24,628	913,206
Interpublic Group of Companies, Inc.	92,855	2,107,809
		9,248,883
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	19,500	1,544,205

TOTAL COMMUNICATION SERVICES		20,151,651

CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.5%
Lear Corp.	8,500	1,047,030
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	34,431	1,155,504
Multiline Retail - 1.5%
Dollar General Corp.	18,200	2,792,062
Specialty Retail - 1.4%
Best Buy Co., Inc.	13,400	1,134,846
Lowe's Companies, Inc.	12,400	1,441,376
		2,576,222
Textiles, Apparel & Luxury Goods - 1.5%
PVH Corp.	18,825	1,640,975
Tapestry, Inc.	45,000	1,159,650
		2,800,625

TOTAL CONSUMER DISCRETIONARY		10,371,443

CONSUMER STAPLES - 9.3%
Beverages - 1.8%
C&C Group PLC (United Kingdom)	284,700	1,345,888
PepsiCo, Inc.	14,603	2,073,918
		3,419,806
Food & Staples Retailing - 4.1%
Kroger Co.	44,700	1,200,642
Sysco Corp.	29,806	2,448,265
U.S. Foods Holding Corp. (a)	27,300	1,096,641
Walmart, Inc.	27,400	3,137,026
		7,882,574
Food Products - 1.1%
Danone SA	22,800	1,824,558
Seaboard Corp.	86	331,582
		2,156,140
Personal Products - 0.7%
Unilever NV (NY Reg.)	21,500	1,253,020
Tobacco - 1.6%
Altria Group, Inc.	62,400	2,965,872

TOTAL CONSUMER STAPLES		17,677,412

ENERGY - 7.8%
Oil, Gas & Consumable Fuels - 7.8%
BP PLC sponsored ADR	43,200	1,560,816
Cabot Oil & Gas Corp.	92,000	1,296,280
Chevron Corp.	38,217	4,094,569
Exxon Mobil Corp.	17,560	1,090,827
GasLog Partners LP	60,896	623,575
Golar LNG Partners LP	145,600	994,448
Hoegh LNG Partners LP	30,411	458,294
Parex Resources, Inc. (a)	56,300	891,254
Suncor Energy, Inc.	50,800	1,553,972
Teekay LNG Partners LP	61,716	793,051
Total SA sponsored ADR	30,200	1,467,418
		14,824,504
FINANCIALS - 25.3%
Banks - 11.5%
BB&T Corp.	53,358	2,751,672
Huntington Bancshares, Inc.	83,500	1,133,095
M&T Bank Corp.	13,200	2,224,464
PNC Financial Services Group, Inc.	30,789	4,573,706
U.S. Bancorp	90,362	4,809,066
Wells Fargo & Co.	133,850	6,282,919
		21,774,922
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	12,800	1,022,080
Goldman Sachs Group, Inc.	6,708	1,594,827
Invesco Ltd.	37,100	641,830
State Street Corp.	21,981	1,662,423
		4,921,160
Consumer Finance - 2.1%
Capital One Financial Corp.	18,282	1,824,544
Discover Financial Services	28,653	2,152,700
		3,977,244
Diversified Financial Services - 3.4%
Berkshire Hathaway, Inc. Class B (a)	29,075	6,525,301
Insurance - 3.8%
Allstate Corp.	11,745	1,392,252
Chubb Ltd.	14,888	2,262,827
FNF Group	26,937	1,313,179
The Travelers Companies, Inc.	17,941	2,361,394
		7,329,652
Mortgage Real Estate Investment Trusts - 1.9%
AGNC Investment Corp.	86,413	1,606,418
MFA Financial, Inc.	256,225	1,998,555
		3,604,973

TOTAL FINANCIALS		48,133,252

HEALTH CARE - 17.7%
Biotechnology - 2.8%
AbbVie, Inc.	16,000	1,296,320
Amgen, Inc.	18,475	3,991,524
		5,287,844
Health Care Providers & Services - 8.8%
Anthem, Inc.	8,033	2,130,994
Centene Corp. (a)	58,600	3,680,666
Cigna Corp.	20,785	3,998,618
CVS Health Corp.	29,519	2,001,979
Humana, Inc.	4,000	1,344,960
UnitedHealth Group, Inc.	13,200	3,596,340
		16,753,557
Pharmaceuticals - 6.1%
Allergan PLC	15,926	2,972,429
Bristol-Myers Squibb Co.	61,900	3,896,605
Bristol-Myers Squibb Co. rights (a)	34,600	120,408
Roche Holding AG (participation certificate)	7,956	2,668,988
Sanofi SA sponsored ADR	38,259	1,846,762
		11,505,192

TOTAL HEALTH CARE		33,546,593

INDUSTRIALS - 6.2%
Aerospace & Defense - 1.4%
General Dynamics Corp.	15,200	2,666,688
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	13,300	971,432
Airlines - 0.5%
Alaska Air Group, Inc.	15,100	975,309
Building Products - 0.5%
Owens Corning	16,500	998,085
Electrical Equipment - 1.1%
Acuity Brands, Inc.	8,400	990,108
Vestas Wind Systems A/S	11,700	1,161,430
		2,151,538
Machinery - 1.5%
Ingersoll-Rand PLC	13,700	1,825,251
Oshkosh Corp.	11,500	989,460
		2,814,711
Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. (a)	29,700	1,209,978

TOTAL INDUSTRIALS		11,787,741

INFORMATION TECHNOLOGY - 5.3%
Communications Equipment - 1.3%
Cisco Systems, Inc.	52,700	2,422,619
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	2,000	151,880
TE Connectivity Ltd.	26,117	2,407,465
		2,559,345
IT Services - 1.9%
Amdocs Ltd.	25,569	1,839,690
Cognizant Technology Solutions Corp. Class A	29,443	1,807,211
		3,646,901
Software - 0.7%
Nortonlifelock, Inc.	48,800	1,386,896

TOTAL INFORMATION TECHNOLOGY		10,015,761

MATERIALS - 2.3%
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	104,131	1,627,568
Metals & Mining - 1.5%
Newmont Corp.	63,100	2,843,286

TOTAL MATERIALS		4,470,854

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Simon Property Group, Inc.	10,500	1,398,075
Real Estate Management & Development - 1.6%
CBRE Group, Inc. (a)	48,938	2,987,665

TOTAL REAL ESTATE		4,385,740

UTILITIES - 5.0%
Electric Utilities - 5.0%
Exelon Corp.	82,989	3,949,447
OGE Energy Corp.	37,800	1,733,130
Southern Co.	54,700	3,850,880
		9,533,457
TOTAL COMMON STOCKS
(Cost $173,270,731)		184,898,408

Nonconvertible Preferred Stocks - 0.6%
INFORMATION TECHNOLOGY - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co. Ltd.
(Cost $1,204,274)	29,830	1,162,027

Money Market Funds - 2.4%
Fidelity Cash Central Fund 1.58% (b)
(Cost $4,513,576)	4,512,673	4,513,576
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $178,988,581)		190,574,011
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(558,656)
NET ASSETS - 100%		$190,015,355

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$63,299
Fidelity Securities Lending Cash Central Fund	562
Total	$63,861

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$20,151,651	$20,151,651	$--	$--
Consumer Discretionary	10,371,443	10,371,443	--	--
Consumer Staples	17,677,412	15,852,854	1,824,558	--
Energy	14,824,504	14,824,504	--	--
Financials	48,133,252	48,133,252	--	--
Health Care	33,546,593	30,877,605	2,668,988	--
Industrials	11,787,741	10,626,311	1,161,430	--
Information Technology	11,177,788	10,015,761	1,162,027	--
Materials	4,470,854	4,470,854	--	--
Real Estate	4,385,740	4,385,740	--	--
Utilities	9,533,457	9,533,457	--	--
Money Market Funds	4,513,576	4,513,576	--	--
Total Investments in Securities:	$190,574,011	$183,757,008	$6,817,003	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.1%
Switzerland	3.9%
Ireland	3.3%
France	2.7%
Canada	1.6%
Marshall Islands	1.4%
Bailiwick of Guernsey	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $174,475,005)	$186,060,435
Fidelity Central Funds (cost $4,513,576)	4,513,576
Total Investment in Securities (cost $178,988,581)		$190,574,011
Receivable for investments sold		201,100
Receivable for fund shares sold		74,428
Dividends receivable		237,582
Distributions receivable from Fidelity Central Funds		4,974
Other receivables		7,019
Total assets		191,099,114
Liabilities
Payable for investments purchased	$288,060
Payable for fund shares redeemed	137,572
Accrued management fee	72,527
Deferred dividend income	585,600
Total liabilities		1,083,759
Net Assets		$190,015,355
Net Assets consist of:
Paid in capital		$176,988,105
Total accumulated earnings (loss)		13,027,250
Net Assets		$190,015,355
Net Asset Value, offering price and redemption price per share ($190,015,355 ÷ 17,432,862 shares)		$10.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2020 (Unaudited)
Investment Income
Dividends		$1,984,594
Income from Fidelity Central Funds (including $562 from security lending)		63,861
Total income		2,048,455
Expenses
Management fee	$426,585
Independent trustees' fees and expenses	614
Interest	423
Commitment fees	229
Total expenses before reductions	427,851
Expense reductions	(6,023)
Total expenses after reductions		421,828
Net investment income (loss)		1,626,627
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,993,994
Fidelity Central Funds	3
Foreign currency transactions	210
Total net realized gain (loss)		3,994,207
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $7,743)	487,195
Assets and liabilities in foreign currencies	974
Total change in net unrealized appreciation (depreciation)		488,169
Net gain (loss)		4,482,376
Net increase (decrease) in net assets resulting from operations		$6,109,003

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2020 (Unaudited)	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,626,627	$4,849,577
Net realized gain (loss)	3,994,207	4,040,900
Change in net unrealized appreciation (depreciation)	488,169	(4,316,297)
Net increase (decrease) in net assets resulting from operations	6,109,003	4,574,180
Distributions to shareholders	(6,868,130)	(7,450,300)
Share transactions
Proceeds from sales of shares	26,809,693	36,653,686
Reinvestment of distributions	6,868,130	7,450,300
Cost of shares redeemed	(34,604,422)	(115,742,244)
Net increase (decrease) in net assets resulting from share transactions	(926,599)	(71,638,258)
Total increase (decrease) in net assets	(1,685,726)	(74,514,378)
Net Assets
Beginning of period	191,701,081	266,215,459
End of period	$190,015,355	$191,701,081
Other Information
Shares
Sold	2,417,207	3,496,072
Issued in reinvestment of distributions	624,873	716,537
Redeemed	(3,135,287)	(10,936,457)
Net increase (decrease)	(93,207)	(6,723,848)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Value Discovery K6 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.94	$10.98	$10.38	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.22	.19	–C
Net realized and unrealized gain (loss)	.27	.09	.49	.38
Total from investment operations	.36	.31	.68	.38
Distributions from net investment income	(.23)	(.27)	(.08)	–
Distributions from net realized gain	(.17)	(.08)	–	–
Total distributions	(.40)	(.35)	(.08)	–
Net asset value, end of period	$10.90	$10.94	$10.98	$10.38
Total ReturnD,E	3.31%	2.98%	6.58%	3.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.45%	.45%	.45%H
Expenses net of fee waivers, if any	.45%H	.45%	.45%	.45%H
Expenses net of all reductions	.44%H	.45%	.45%	.45%H
Net investment income (loss)	1.71%H	2.13%	1.81%	(.28)%H
Supplemental Data
Net assets, end of period (000 omitted)	$190,015	$191,701	$266,215	$297,069
Portfolio turnover rateI	59%H	45%	38%J	- %J,K

 A For the period May 25, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2020

1. Organization.

Fidelity Value Discovery K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. A large, non-recurring dividend with a payable date of January 31, 2020 and an ex-date of February 3, 2020 is presented in the Statement of Assets and Liabilities as "Deferred dividend income". Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,728,954
Gross unrealized depreciation	(10,022,872)
Net unrealized appreciation (depreciation)	$10,706,082
Tax cost	$179,867,929

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $53,973,343 and $56,013,584, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Value Discovery K6 Fund	$881

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Value Discovery K6 Fund	Borrower	$8,521,000	1.79%	$423

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,605.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $229 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total fees paid by the Fund to NFS, as lending agent, amounted to $57. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,959 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $64.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Actual	.45%	$1,000.00	$1,033.10	$2.30
Hypothetical-C		$1,000.00	$1,022.87	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Discovery K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Value Discovery K6 Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked is also included in the chart and was considered by the Board.

Fidelity Value Discovery K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

FVDK6-SANN-0320
1.9884002.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 25, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 25, 2020